UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Georgia Municipal Income Fund

Class A ETGAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,644	$9,950	$9,951
10/16	$9,546	$9,846	$9,869
11/16	$9,218	$9,479	$9,539
12/16	$9,318	$9,590	$9,640
1/17	$9,329	$9,653	$9,699
2/17	$9,385	$9,720	$9,759
3/17	$9,397	$9,741	$9,771
4/17	$9,465	$9,812	$9,832
5/17	$9,600	$9,968	$9,973
6/17	$9,567	$9,932	$9,938
7/17	$9,612	$10,012	$10,003
8/17	$9,693	$10,088	$10,068
9/17	$9,649	$10,037	$10,013
10/17	$9,617	$10,062	$10,035
11/17	$9,573	$10,008	$9,981
12/17	$9,653	$10,112	$10,069
1/18	$9,551	$9,993	$9,964
2/18	$9,528	$9,963	$9,947
3/18	$9,574	$10,000	$9,970
4/18	$9,552	$9,964	$9,938
5/18	$9,645	$10,079	$10,037
6/18	$9,647	$10,087	$10,051
7/18	$9,669	$10,112	$10,068
8/18	$9,692	$10,138	$10,085
9/18	$9,646	$10,072	$10,025
10/18	$9,587	$10,010	$9,974
11/18	$9,693	$10,121	$10,083
12/18	$9,797	$10,242	$10,191
1/19	$9,890	$10,319	$10,267
2/19	$9,925	$10,375	$10,317
3/19	$10,053	$10,539	$10,459
4/19	$10,063	$10,578	$10,495
5/19	$10,179	$10,724	$10,634
6/19	$10,223	$10,764	$10,678
7/19	$10,291	$10,850	$10,759
8/19	$10,429	$11,022	$10,916
9/19	$10,344	$10,933	$10,812
10/19	$10,353	$10,953	$10,837
11/19	$10,362	$10,980	$10,867
12/19	$10,394	$11,014	$10,902
1/20	$10,558	$11,212	$11,090
2/20	$10,673	$11,356	$11,234
3/20	$10,368	$10,944	$10,826
4/20	$10,243	$10,807	$10,723
5/20	$10,551	$11,151	$11,058
6/20	$10,606	$11,242	$11,168
7/20	$10,758	$11,432	$11,341
8/20	$10,703	$11,378	$11,312
9/20	$10,720	$11,381	$11,329
10/20	$10,689	$11,346	$11,303
11/20	$10,828	$11,518	$11,449
12/20	$10,881	$11,588	$11,489
1/21	$10,921	$11,662	$11,547
2/21	$10,765	$11,476	$11,373
3/21	$10,817	$11,547	$11,440
4/21	$10,894	$11,644	$11,517
5/21	$10,921	$11,679	$11,537
6/21	$10,934	$11,711	$11,558
7/21	$11,009	$11,808	$11,648
8/21	$10,973	$11,765	$11,611
9/21	$10,888	$11,680	$11,534
10/21	$10,876	$11,645	$11,494
11/21	$10,952	$11,745	$11,592
12/21	$10,965	$11,764	$11,605
1/22	$10,693	$11,442	$11,307
2/22	$10,633	$11,401	$11,269
3/22	$10,348	$11,031	$10,909
4/22	$10,102	$10,726	$10,630
5/22	$10,217	$10,885	$10,764
6/22	$10,084	$10,707	$10,608
7/22	$10,301	$10,990	$10,869
8/22	$10,092	$10,749	$10,633
9/22	$9,758	$10,336	$10,220
10/22	$9,701	$10,250	$10,120
11/22	$10,088	$10,730	$10,585
12/22	$10,107	$10,761	$10,600
1/23	$10,355	$11,070	$10,902
2/23	$10,149	$10,819	$10,660
3/23	$10,336	$11,059	$10,877
4/23	$10,333	$11,034	$10,878
5/23	$10,241	$10,939	$10,773
6/23	$10,315	$11,048	$10,872
7/23	$10,339	$11,092	$10,912
8/23	$10,234	$10,932	$10,779
9/23	$9,949	$10,612	$10,472
10/23	$9,806	$10,521	$10,399
11/23	$10,415	$11,189	$11,027
12/23	$10,675	$11,449	$11,280
1/24	$10,661	$11,391	$11,214
2/24	$10,649	$11,406	$11,238
3/24	$10,649	$11,405	$11,258
4/24	$10,544	$11,264	$11,136
5/24	$10,532	$11,231	$11,112
6/24	$10,691	$11,403	$11,271
7/24	$10,771	$11,507	$11,399
8/24	$10,824	$11,598	$11,482
9/24	$10,932	$11,712	$11,605
10/24	$10,787	$11,542	$11,460
11/24	$10,949	$11,741	$11,622
12/24	$10,816	$11,570	$11,455
1/25	$10,845	$11,628	$11,540
2/25	$10,953	$11,743	$11,639
3/25	$10,752	$11,544	$11,496
4/25	$10,701	$11,451	$11,413
5/25	$10,675	$11,459	$11,445
6/25	$10,746	$11,530	$11,529
7/25	$10,694	$11,507	$11,529
8/25	$10,780	$11,607	$11,638
9/25	$11,058	$11,876	$11,857
10/25	$11,213	$12,023	$11,972
11/25	$11,258	$12,050	$12,004
12/25	$11,276	$12,061	$12,006
1/26	$11,348	$12,174	$12,116
2/26	$11,505	$12,326	$12,264
3/26	$11,257	$12,040	$11,998
4/26	$11,401	$12,178	$12,128
5/26	$11,460	$12,223	$12,175
6/26	$11,576	$12,341	$12,281
7/26	$11,355	$12,113	$12,095
8/26	$11,312	$12,085	$12,081

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.96%	0.61%	1.58%
Class A with 3.25% Maximum Sales Charge	1.59%	(0.05)%	1.24%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class C ECGAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,955	$9,950	$9,951
10/16	$9,855	$9,846	$9,869
11/16	$9,503	$9,479	$9,539
12/16	$9,605	$9,590	$9,640
1/17	$9,611	$9,653	$9,699
2/17	$9,661	$9,720	$9,759
3/17	$9,668	$9,741	$9,771
4/17	$9,740	$9,812	$9,832
5/17	$9,865	$9,968	$9,973
6/17	$9,829	$9,932	$9,938
7/17	$9,867	$10,012	$10,003
8/17	$9,941	$10,088	$10,068
9/17	$9,883	$10,037	$10,013
10/17	$9,858	$10,062	$10,035
11/17	$9,789	$10,008	$9,981
12/17	$9,872	$10,112	$10,069
1/18	$9,770	$9,993	$9,964
2/18	$9,733	$9,963	$9,947
3/18	$9,773	$10,000	$9,970
4/18	$9,737	$9,964	$9,938
5/18	$9,831	$10,079	$10,037
6/18	$9,828	$10,087	$10,051
7/18	$9,856	$10,112	$10,068
8/18	$9,862	$10,138	$10,085
9/18	$9,813	$10,072	$10,025
10/18	$9,742	$10,010	$9,974
11/18	$9,838	$10,121	$10,083
12/18	$9,954	$10,242	$10,191
1/19	$10,027	$10,319	$10,267
2/19	$10,067	$10,375	$10,317
3/19	$10,183	$10,539	$10,459
4/19	$10,199	$10,578	$10,495
5/19	$10,303	$10,724	$10,634
6/19	$10,340	$10,764	$10,678
7/19	$10,400	$10,850	$10,759
8/19	$10,536	$11,022	$10,916
9/19	$10,450	$10,933	$10,812
10/19	$10,442	$10,953	$10,837
11/19	$10,446	$10,980	$10,867
12/19	$10,471	$11,014	$10,902
1/20	$10,631	$11,212	$11,090
2/20	$10,735	$11,356	$11,234
3/20	$10,431	$10,944	$10,826
4/20	$10,296	$10,807	$10,723
5/20	$10,603	$11,151	$11,058
6/20	$10,650	$11,242	$11,168
7/20	$10,786	$11,432	$11,341
8/20	$10,729	$11,378	$11,312
9/20	$10,740	$11,381	$11,329
10/20	$10,705	$11,346	$11,303
11/20	$10,841	$11,518	$11,449
12/20	$10,885	$11,588	$11,489
1/21	$10,916	$11,662	$11,547
2/21	$10,754	$11,476	$11,373
3/21	$10,796	$11,547	$11,440
4/21	$10,874	$11,644	$11,517
5/21	$10,882	$11,679	$11,537
6/21	$10,900	$11,711	$11,558
7/21	$10,963	$11,808	$11,648
8/21	$10,924	$11,765	$11,611
9/21	$10,838	$11,680	$11,534
10/21	$10,810	$11,645	$11,494
11/21	$10,886	$11,745	$11,592
12/21	$10,881	$11,764	$11,605
1/22	$10,599	$11,442	$11,307
2/22	$10,539	$11,401	$11,269
3/22	$10,257	$11,031	$10,909
4/22	$10,000	$10,726	$10,630
5/22	$10,114	$10,885	$10,764
6/22	$9,974	$10,707	$10,608
7/22	$10,181	$10,990	$10,869
8/22	$9,970	$10,749	$10,633
9/22	$9,634	$10,336	$10,220
10/22	$9,565	$10,250	$10,120
11/22	$9,952	$10,730	$10,585
12/22	$9,953	$10,761	$10,600
1/23	$10,200	$11,070	$10,902
2/23	$9,982	$10,819	$10,660
3/23	$10,161	$11,059	$10,877
4/23	$10,165	$11,034	$10,878
5/23	$10,063	$10,939	$10,773
6/23	$10,127	$11,048	$10,872
7/23	$10,144	$11,092	$10,912
8/23	$10,031	$10,932	$10,779
9/23	$9,753	$10,612	$10,472
10/23	$9,606	$10,521	$10,399
11/23	$10,195	$11,189	$11,027
12/23	$10,439	$11,449	$11,280
1/24	$10,422	$11,391	$11,214
2/24	$10,406	$11,406	$11,238
3/24	$10,401	$11,405	$11,258
4/24	$10,289	$11,264	$11,136
5/24	$10,273	$11,231	$11,112
6/24	$10,413	$11,403	$11,271
7/24	$10,493	$11,507	$11,399
8/24	$10,524	$11,598	$11,482
9/24	$10,630	$11,712	$11,605
10/24	$10,481	$11,542	$11,460
11/24	$10,636	$11,741	$11,622
12/24	$10,486	$11,570	$11,455
1/25	$10,519	$11,628	$11,540
2/25	$10,613	$11,743	$11,639
3/25	$10,414	$11,544	$11,496
4/25	$10,363	$11,451	$11,413
5/25	$10,323	$11,459	$11,445
6/25	$10,382	$11,530	$11,529
7/25	$10,330	$11,507	$11,529
8/25	$10,416	$11,607	$11,638
9/25	$10,675	$11,876	$11,857
10/25	$10,822	$12,023	$11,972
11/25	$10,846	$12,050	$12,004
12/25	$10,856	$12,061	$12,006
1/26	$10,930	$12,174	$12,116
2/26	$11,079	$12,326	$12,264
3/26	$10,825	$12,040	$11,998
4/26	$10,950	$12,178	$12,128
5/26	$11,011	$12,223	$12,175
6/26	$11,110	$12,341	$12,281
7/26	$10,881	$12,113	$12,095
8/26	$10,840	$12,085	$12,081

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.08%	(0.15)%	0.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.08%	(0.15)%	0.81%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECGAX-TSR-AR

Eaton Vance Georgia Municipal Income Fund

Class I EIGAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the transportation sector contributed to index-relative returns during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↓ An out-of-index exposure to variable-rate demand notes (VRDNs) detracted from relative returns during the period

↓ An overweight position in industrial development revenue (IDR) bonds detracted from performance

↓ An overweight position in pre-refunded securities detracted from performance

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$995,811	$995,009	$995,059
10/16	$987,034	$984,570	$986,889
11/16	$952,297	$947,850	$953,943
12/16	$962,762	$958,978	$964,030
1/17	$965,217	$965,300	$969,899
2/17	$970,005	$972,003	$975,928
3/17	$972,567	$974,113	$977,068
4/17	$979,725	$981,182	$983,245
5/17	$992,636	$996,754	$997,297
6/17	$990,609	$993,179	$993,792
7/17	$995,434	$1,001,214	$1,000,300
8/17	$1,002,828	$1,008,833	$1,006,795
9/17	$998,477	$1,003,704	$1,001,319
10/17	$996,412	$1,006,154	$1,003,489
11/17	$990,877	$1,000,767	$998,098
12/17	$999,343	$1,011,227	$1,006,892
1/18	$990,170	$999,322	$996,363
2/18	$987,974	$996,336	$994,692
3/18	$991,743	$1,000,013	$997,040
4/18	$989,656	$996,445	$993,822
5/18	$999,390	$1,007,855	$1,003,650
6/18	$1,000,922	$1,008,715	$1,005,108
7/18	$1,003,420	$1,011,163	$1,006,808
8/18	$1,005,940	$1,013,760	$1,008,484
9/18	$1,000,133	$1,007,197	$1,002,463
10/18	$994,300	$1,000,994	$997,381
11/18	$1,005,363	$1,012,073	$1,008,285
12/18	$1,017,541	$1,024,191	$1,019,075
1/19	$1,026,163	$1,031,933	$1,026,666
2/19	$1,031,163	$1,037,459	$1,031,706
3/19	$1,043,352	$1,053,858	$1,045,851
4/19	$1,045,830	$1,057,819	$1,049,470
5/19	$1,057,958	$1,072,403	$1,063,412
6/19	$1,061,506	$1,076,362	$1,067,820
7/19	$1,068,753	$1,085,037	$1,075,861
8/19	$1,084,483	$1,102,152	$1,091,554
9/19	$1,075,768	$1,093,317	$1,081,220
10/19	$1,075,670	$1,095,276	$1,083,737
11/19	$1,076,814	$1,098,016	$1,086,650
12/19	$1,080,341	$1,101,368	$1,090,247
1/20	$1,097,508	$1,121,156	$1,108,961
2/20	$1,109,678	$1,135,614	$1,123,436
3/20	$1,079,463	$1,094,422	$1,082,641
4/20	$1,065,350	$1,080,687	$1,072,341
5/20	$1,098,816	$1,115,065	$1,105,814
6/20	$1,103,454	$1,124,242	$1,116,820
7/20	$1,119,349	$1,143,177	$1,134,149
8/20	$1,113,845	$1,137,813	$1,131,158
9/20	$1,115,874	$1,138,054	$1,132,892
10/20	$1,114,041	$1,134,636	$1,130,250
11/20	$1,127,443	$1,151,758	$1,144,857
12/20	$1,133,124	$1,158,774	$1,148,931
1/21	$1,137,515	$1,166,159	$1,154,668
2/21	$1,121,479	$1,147,630	$1,137,252
3/21	$1,127,011	$1,154,708	$1,144,046
4/21	$1,135,216	$1,164,393	$1,151,746
5/21	$1,138,242	$1,167,867	$1,153,741
6/21	$1,139,799	$1,171,074	$1,155,754
7/21	$1,147,781	$1,180,786	$1,164,795
8/21	$1,145,504	$1,176,453	$1,161,057
9/21	$1,136,818	$1,167,963	$1,153,436
10/21	$1,134,519	$1,164,548	$1,149,350
11/21	$1,143,884	$1,174,461	$1,159,193
12/21	$1,144,211	$1,176,356	$1,160,459
1/22	$1,116,048	$1,144,156	$1,130,685
2/22	$1,110,027	$1,140,057	$1,126,883
3/22	$1,080,502	$1,103,100	$1,090,892
4/22	$1,054,993	$1,072,589	$1,063,009
5/22	$1,067,222	$1,088,522	$1,076,423
6/22	$1,053,502	$1,070,693	$1,060,824
7/22	$1,076,331	$1,098,983	$1,086,878
8/22	$1,054,699	$1,074,897	$1,063,332
9/22	$1,020,108	$1,033,642	$1,021,972
10/22	$1,014,347	$1,025,046	$1,011,997
11/22	$1,056,129	$1,072,991	$1,058,520
12/22	$1,057,001	$1,076,063	$1,059,961
1/23	$1,084,428	$1,106,973	$1,090,247
2/23	$1,061,744	$1,081,942	$1,066,028
3/23	$1,081,490	$1,105,948	$1,087,672
4/23	$1,082,684	$1,103,421	$1,087,787
5/23	$1,071,867	$1,093,859	$1,077,275
6/23	$1,079,865	$1,104,817	$1,087,188
7/23	$1,082,499	$1,109,187	$1,091,242
8/23	$1,071,711	$1,093,219	$1,077,922
9/23	$1,042,117	$1,061,178	$1,047,232
10/23	$1,027,353	$1,052,148	$1,039,895
11/23	$1,091,231	$1,118,940	$1,102,728
12/23	$1,118,573	$1,144,946	$1,127,970
1/24	$1,117,350	$1,139,098	$1,121,422
2/24	$1,117,566	$1,140,561	$1,123,756
3/24	$1,117,772	$1,140,525	$1,125,772
4/24	$1,105,674	$1,126,400	$1,113,639
5/24	$1,105,900	$1,123,096	$1,111,226
6/24	$1,121,361	$1,140,311	$1,127,124
7/24	$1,129,918	$1,150,704	$1,139,902
8/24	$1,135,684	$1,159,779	$1,148,241
9/24	$1,147,201	$1,171,242	$1,160,505
10/24	$1,132,199	$1,154,164	$1,145,974
11/24	$1,149,362	$1,174,101	$1,162,222
12/24	$1,135,696	$1,157,008	$1,145,524
1/25	$1,138,884	$1,162,807	$1,154,043
2/25	$1,150,426	$1,174,336	$1,163,909
3/25	$1,129,580	$1,154,434	$1,149,641
4/25	$1,124,336	$1,145,133	$1,141,289
5/25	$1,121,886	$1,145,869	$1,144,464
6/25	$1,129,479	$1,153,002	$1,152,913
7/25	$1,124,190	$1,150,674	$1,152,888
8/25	$1,133,442	$1,160,675	$1,163,833
9/25	$1,162,830	$1,187,554	$1,185,714
10/25	$1,179,293	$1,202,283	$1,197,178
11/25	$1,184,232	$1,205,041	$1,200,361
12/25	$1,186,255	$1,206,125	$1,200,625
1/26	$1,194,108	$1,217,445	$1,211,638
2/26	$1,210,764	$1,232,618	$1,226,364
3/26	$1,186,371	$1,203,989	$1,199,761
4/26	$1,200,192	$1,217,775	$1,212,757
5/26	$1,206,619	$1,222,322	$1,217,539
6/26	$1,219,047	$1,234,103	$1,228,068
7/26	$1,195,982	$1,211,258	$1,209,452
8/26	$1,191,990	$1,208,488	$1,208,061

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.17%	0.80%	1.77%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Georgia Municipal Bond Index	3.80%	0.80%	1.91%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$139,523,719
# of Portfolio Holdings	133
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$479,127

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Industrial Development Revenue	3.3%
Special Tax Revenue	5.2%
Other Revenue	5.3%
Electric Utilities	6.2%
Education	10.3%
Hospital	10.5%
Housing	11.7%
Transportation	12.9%
General Obligations	13.2%
Water and Sewer	16.3%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.1%
BB	1.0%
BBB	4.0%
A	21.5%
AA	57.3%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIGAX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class A ETMDX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.78%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,645	$9,950	$9,959
10/16	$9,584	$9,846	$9,882
11/16	$9,321	$9,479	$9,578
12/16	$9,398	$9,590	$9,668
1/17	$9,443	$9,653	$9,728
2/17	$9,490	$9,720	$9,792
3/17	$9,504	$9,741	$9,804
4/17	$9,550	$9,812	$9,874
5/17	$9,663	$9,968	$9,998
6/17	$9,635	$9,932	$9,966
7/17	$9,690	$10,012	$10,032
8/17	$9,745	$10,088	$10,092
9/17	$9,702	$10,037	$10,031
10/17	$9,702	$10,062	$10,047
11/17	$9,660	$10,008	$9,982
12/17	$9,738	$10,112	$10,076
1/18	$9,640	$9,993	$9,966
2/18	$9,617	$9,963	$9,941
3/18	$9,651	$10,000	$9,967
4/18	$9,618	$9,964	$9,930
5/18	$9,708	$10,079	$10,035
6/18	$9,709	$10,087	$10,043
7/18	$9,742	$10,112	$10,065
8/18	$9,743	$10,138	$10,080
9/18	$9,687	$10,072	$10,023
10/18	$9,630	$10,010	$9,965
11/18	$9,721	$10,121	$10,084
12/18	$9,810	$10,242	$10,209
1/19	$9,866	$10,319	$10,292
2/19	$9,912	$10,375	$10,336
3/19	$10,060	$10,539	$10,469
4/19	$10,083	$10,578	$10,493
5/19	$10,197	$10,724	$10,619
6/19	$10,230	$10,764	$10,651
7/19	$10,308	$10,850	$10,742
8/19	$10,467	$11,022	$10,891
9/19	$10,397	$10,933	$10,793
10/19	$10,393	$10,953	$10,826
11/19	$10,412	$10,980	$10,850
12/19	$10,431	$11,014	$10,883
1/20	$10,601	$11,212	$11,061
2/20	$10,737	$11,356	$11,177
3/20	$10,361	$10,944	$10,929
4/20	$10,078	$10,807	$10,834
5/20	$10,414	$11,151	$11,182
6/20	$10,518	$11,242	$11,193
7/20	$10,690	$11,432	$11,358
8/20	$10,639	$11,378	$11,292
9/20	$10,646	$11,381	$11,302
10/20	$10,617	$11,346	$11,259
11/20	$10,790	$11,518	$11,409
12/20	$10,867	$11,588	$11,442
1/21	$10,943	$11,662	$11,481
2/21	$10,782	$11,476	$11,308
3/21	$10,810	$11,547	$11,347
4/21	$10,896	$11,644	$11,437
5/21	$10,958	$11,679	$11,461
6/21	$10,984	$11,711	$11,475
7/21	$11,082	$11,808	$11,569
8/21	$11,048	$11,765	$11,526
9/21	$10,954	$11,680	$11,427
10/21	$10,932	$11,645	$11,405
11/21	$11,031	$11,745	$11,497
12/21	$11,032	$11,764	$11,512
1/22	$10,780	$11,442	$11,195
2/22	$10,735	$11,401	$11,172
3/22	$10,398	$11,031	$10,825
4/22	$10,099	$10,726	$10,549
5/22	$10,237	$10,885	$10,703
6/22	$10,048	$10,707	$10,560
7/22	$10,309	$10,990	$10,828
8/22	$10,069	$10,749	$10,599
9/22	$9,683	$10,336	$10,195
10/22	$9,616	$10,250	$10,127
11/22	$10,052	$10,730	$10,562
12/22	$10,035	$10,761	$10,601
1/23	$10,338	$11,070	$10,879
2/23	$10,088	$10,819	$10,635
3/23	$10,307	$11,059	$10,875
4/23	$10,292	$11,034	$10,843
5/23	$10,202	$10,939	$10,725
6/23	$10,287	$11,048	$10,820
7/23	$10,323	$11,092	$10,858
8/23	$10,213	$10,932	$10,703
9/23	$9,903	$10,612	$10,372
10/23	$9,766	$10,521	$10,297
11/23	$10,386	$11,189	$10,927
12/23	$10,678	$11,449	$11,164
1/24	$10,667	$11,391	$11,089
2/24	$10,668	$11,406	$11,105
3/24	$10,669	$11,405	$11,106
4/24	$10,556	$11,264	$10,962
5/24	$10,545	$11,231	$10,920
6/24	$10,714	$11,403	$11,078
7/24	$10,793	$11,507	$11,178
8/24	$10,860	$11,598	$11,276
9/24	$10,965	$11,712	$11,370
10/24	$10,812	$11,542	$11,226
11/24	$11,009	$11,741	$11,396
12/24	$10,855	$11,570	$11,242
1/25	$10,883	$11,628	$11,309
2/25	$11,014	$11,743	$11,422
3/25	$10,793	$11,544	$11,246
4/25	$10,743	$11,451	$11,167
5/25	$10,666	$11,459	$11,198
6/25	$10,762	$11,530	$11,274
7/25	$10,686	$11,507	$11,250
8/25	$10,796	$11,607	$11,355
9/25	$11,106	$11,876	$11,585
10/25	$11,270	$12,023	$11,711
11/25	$11,300	$12,050	$11,739
12/25	$11,331	$12,061	$11,750
1/26	$11,415	$12,174	$11,873
2/26	$11,580	$12,326	$11,993
3/26	$11,312	$12,040	$11,715
4/26	$11,452	$12,178	$11,842
5/26	$11,523	$12,223	$11,885
6/26	$11,622	$12,341	$11,987
7/26	$11,392	$12,113	$11,771
8/26	$11,361	$12,085	$11,753

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.28%	0.57%	1.62%
Class A with 3.25% Maximum Sales Charge	1.87%	(0.10)%	1.28%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class C ECMDX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.53%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,958	$9,950	$9,959
10/16	$9,895	$9,846	$9,882
11/16	$9,622	$9,479	$9,578
12/16	$9,691	$9,590	$9,668
1/17	$9,730	$9,653	$9,728
2/17	$9,770	$9,720	$9,792
3/17	$9,779	$9,741	$9,804
4/17	$9,820	$9,812	$9,874
5/17	$9,932	$9,968	$9,998
6/17	$9,891	$9,932	$9,966
7/17	$9,949	$10,012	$10,032
8/17	$9,996	$10,088	$10,092
9/17	$9,952	$10,037	$10,031
10/17	$9,937	$10,062	$10,047
11/17	$9,883	$10,008	$9,982
12/17	$9,962	$10,112	$10,076
1/18	$9,866	$9,993	$9,966
2/18	$9,820	$9,963	$9,941
3/18	$9,857	$10,000	$9,967
4/18	$9,812	$9,964	$9,930
5/18	$9,902	$10,079	$10,035
6/18	$9,900	$10,087	$10,043
7/18	$9,926	$10,112	$10,065
8/18	$9,923	$10,138	$10,080
9/18	$9,856	$10,072	$10,023
10/18	$9,788	$10,010	$9,965
11/18	$9,878	$10,121	$10,084
12/18	$9,968	$10,242	$10,209
1/19	$10,016	$10,319	$10,292
2/19	$10,054	$10,375	$10,336
3/19	$10,198	$10,539	$10,469
4/19	$10,215	$10,578	$10,493
5/19	$10,326	$10,724	$10,619
6/19	$10,353	$10,764	$10,651
7/19	$10,431	$10,850	$10,742
8/19	$10,573	$11,022	$10,891
9/19	$10,504	$10,933	$10,793
10/19	$10,495	$10,953	$10,826
11/19	$10,497	$10,980	$10,850
12/19	$10,510	$11,014	$10,883
1/20	$10,672	$11,212	$11,061
2/20	$10,815	$11,356	$11,177
3/20	$10,420	$10,944	$10,929
4/20	$10,132	$10,807	$10,834
5/20	$10,459	$11,151	$11,182
6/20	$10,561	$11,242	$11,193
7/20	$10,725	$11,432	$11,358
8/20	$10,673	$11,378	$11,292
9/20	$10,675	$11,381	$11,302
10/20	$10,643	$11,346	$11,259
11/20	$10,796	$11,518	$11,409
12/20	$10,872	$11,588	$11,442
1/21	$10,937	$11,662	$11,481
2/21	$10,773	$11,476	$11,308
3/21	$10,793	$11,547	$11,347
4/21	$10,878	$11,644	$11,437
5/21	$10,928	$11,679	$11,461
6/21	$10,958	$11,711	$11,475
7/21	$11,041	$11,808	$11,569
8/21	$10,993	$11,765	$11,526
9/21	$10,902	$11,680	$11,427
10/21	$10,876	$11,645	$11,405
11/21	$10,961	$11,745	$11,497
12/21	$10,956	$11,764	$11,512
1/22	$10,699	$11,442	$11,195
2/22	$10,643	$11,401	$11,172
3/22	$10,308	$11,031	$10,825
4/22	$10,009	$10,726	$10,549
5/22	$10,130	$10,885	$10,703
6/22	$9,932	$10,707	$10,560
7/22	$10,196	$10,990	$10,828
8/22	$9,952	$10,749	$10,599
9/22	$9,554	$10,336	$10,195
10/22	$9,488	$10,250	$10,127
11/22	$9,923	$10,730	$10,562
12/22	$9,891	$10,761	$10,601
1/23	$10,183	$11,070	$10,879
2/23	$9,931	$10,819	$10,635
3/23	$10,134	$11,059	$10,875
4/23	$10,116	$11,034	$10,843
5/23	$10,031	$10,939	$10,725
6/23	$10,104	$11,048	$10,820
7/23	$10,119	$11,092	$10,858
8/23	$10,016	$10,932	$10,703
9/23	$9,712	$10,612	$10,372
10/23	$9,562	$10,521	$10,297
11/23	$10,171	$11,189	$10,927
12/23	$10,441	$11,449	$11,164
1/24	$10,437	$11,391	$11,089
2/24	$10,423	$11,406	$11,105
3/24	$10,420	$11,405	$11,106
4/24	$10,291	$11,264	$10,962
5/24	$10,277	$11,231	$10,920
6/24	$10,435	$11,403	$11,078
7/24	$10,513	$11,507	$11,178
8/24	$10,568	$11,598	$11,276
9/24	$10,670	$11,712	$11,370
10/24	$10,517	$11,542	$11,226
11/24	$10,688	$11,741	$11,396
12/24	$10,534	$11,570	$11,242
1/25	$10,555	$11,628	$11,309
2/25	$10,679	$11,743	$11,422
3/25	$10,455	$11,544	$11,246
4/25	$10,407	$11,451	$11,167
5/25	$10,323	$11,459	$11,198
6/25	$10,404	$11,530	$11,274
7/25	$10,332	$11,507	$11,250
8/25	$10,425	$11,607	$11,355
9/25	$10,720	$11,876	$11,585
10/25	$10,872	$12,023	$11,711
11/25	$10,894	$12,050	$11,739
12/25	$10,917	$12,061	$11,750
1/26	$10,999	$12,174	$11,873
2/26	$11,141	$12,326	$11,993
3/26	$10,887	$12,040	$11,715
4/26	$11,006	$12,178	$11,842
5/26	$11,065	$12,223	$11,885
6/26	$11,160	$12,341	$11,987
7/26	$10,940	$12,113	$11,771
8/26	$10,900	$12,085	$11,753

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.56%	(0.17)%	0.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.56%	(0.17)%	0.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECMDX-TSR-AR

Eaton Vance Maryland Municipal Income Fund

Class I EIMDX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight exposure to BBB-rated and below bonds contributed to relative returns during the period

↓ An out-of-index allocation in defensive cash-like securities, variable-rate demand notes (VRDNs), detracted from returns during the period

↓ An allocation to taxable municipal bonds also detracted from relative returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$997,104	$995,009	$995,875
10/16	$990,924	$984,570	$988,162
11/16	$963,964	$947,850	$957,836
12/16	$972,108	$958,978	$966,795
1/17	$976,978	$965,300	$972,802
2/17	$981,913	$972,003	$979,227
3/17	$983,544	$974,113	$980,412
4/17	$988,540	$981,182	$987,424
5/17	$1,000,366	$996,754	$999,824
6/17	$997,591	$993,179	$996,606
7/17	$1,003,446	$1,001,214	$1,003,214
8/17	$1,009,293	$1,008,833	$1,009,223
9/17	$1,005,035	$1,003,704	$1,003,062
10/17	$1,005,244	$1,006,154	$1,004,720
11/17	$1,001,011	$1,000,767	$998,234
12/17	$1,009,284	$1,011,227	$1,007,623
1/18	$999,290	$999,322	$996,592
2/18	$997,115	$996,336	$994,130
3/18	$1,000,752	$1,000,013	$996,749
4/18	$997,544	$996,445	$992,956
5/18	$1,006,985	$1,007,855	$1,003,527
6/18	$1,007,327	$1,008,715	$1,004,282
7/18	$1,010,935	$1,011,163	$1,006,496
8/18	$1,011,193	$1,013,760	$1,007,985
9/18	$1,005,564	$1,007,197	$1,002,258
10/18	$999,844	$1,000,994	$996,454
11/18	$1,008,204	$1,012,073	$1,008,426
12/18	$1,018,818	$1,024,191	$1,020,941
1/19	$1,024,834	$1,031,933	$1,029,159
2/19	$1,029,731	$1,037,459	$1,033,635
3/19	$1,045,265	$1,053,858	$1,046,858
4/19	$1,047,815	$1,057,819	$1,049,318
5/19	$1,059,763	$1,072,403	$1,061,934
6/19	$1,063,407	$1,076,362	$1,065,095
7/19	$1,071,661	$1,085,037	$1,074,223
8/19	$1,088,348	$1,102,152	$1,089,077
9/19	$1,081,237	$1,093,317	$1,079,319
10/19	$1,081,048	$1,095,276	$1,082,649
11/19	$1,081,973	$1,098,016	$1,084,986
12/19	$1,084,141	$1,101,368	$1,088,284
1/20	$1,103,192	$1,121,156	$1,106,080
2/20	$1,117,501	$1,135,614	$1,117,659
3/20	$1,078,619	$1,094,422	$1,092,867
4/20	$1,049,375	$1,080,687	$1,083,427
5/20	$1,084,545	$1,115,065	$1,118,179
6/20	$1,095,472	$1,124,242	$1,119,334
7/20	$1,113,588	$1,143,177	$1,135,798
8/20	$1,108,450	$1,137,813	$1,129,183
9/20	$1,109,400	$1,138,054	$1,130,175
10/20	$1,106,562	$1,134,636	$1,125,932
11/20	$1,123,443	$1,151,758	$1,140,850
12/20	$1,132,882	$1,158,774	$1,144,158
1/21	$1,139,816	$1,166,159	$1,148,081
2/21	$1,124,467	$1,147,630	$1,130,751
3/21	$1,127,530	$1,154,708	$1,134,662
4/21	$1,136,725	$1,164,393	$1,143,734
5/21	$1,143,348	$1,167,867	$1,146,141
6/21	$1,146,273	$1,171,074	$1,147,456
7/21	$1,156,645	$1,180,786	$1,156,936
8/21	$1,153,282	$1,176,453	$1,152,569
9/21	$1,143,705	$1,167,963	$1,142,701
10/21	$1,141,607	$1,164,548	$1,140,531
11/21	$1,152,095	$1,174,461	$1,149,688
12/21	$1,152,448	$1,176,356	$1,151,217
1/22	$1,126,373	$1,144,156	$1,119,511
2/22	$1,120,628	$1,140,057	$1,117,186
3/22	$1,086,935	$1,103,100	$1,082,543
4/22	$1,055,866	$1,072,589	$1,054,897
5/22	$1,069,182	$1,088,522	$1,070,263
6/22	$1,049,684	$1,070,693	$1,056,042
7/22	$1,078,317	$1,098,983	$1,082,839
8/22	$1,053,461	$1,074,897	$1,059,925
9/22	$1,012,126	$1,033,642	$1,019,492
10/22	$1,005,264	$1,025,046	$1,012,683
11/22	$1,052,312	$1,072,991	$1,056,193
12/22	$1,050,649	$1,076,063	$1,060,059
1/23	$1,082,535	$1,106,973	$1,087,896
2/23	$1,056,557	$1,081,942	$1,063,504
3/23	$1,078,307	$1,105,948	$1,087,499
4/23	$1,078,192	$1,103,421	$1,084,281
5/23	$1,068,977	$1,093,859	$1,072,515
6/23	$1,078,123	$1,104,817	$1,082,014
7/23	$1,080,694	$1,109,187	$1,085,828
8/23	$1,069,385	$1,093,219	$1,070,283
9/23	$1,038,479	$1,061,178	$1,037,244
10/23	$1,023,044	$1,052,148	$1,029,673
11/23	$1,089,373	$1,118,940	$1,092,726
12/23	$1,120,151	$1,144,946	$1,116,409
1/24	$1,119,131	$1,139,098	$1,108,863
2/24	$1,119,460	$1,140,561	$1,110,469
3/24	$1,119,797	$1,140,525	$1,110,561
4/24	$1,106,799	$1,126,400	$1,096,242
5/24	$1,105,827	$1,123,096	$1,092,030
6/24	$1,125,068	$1,140,311	$1,107,815
7/24	$1,133,544	$1,150,704	$1,117,790
8/24	$1,140,730	$1,159,779	$1,127,605
9/24	$1,152,007	$1,171,242	$1,136,958
10/24	$1,136,092	$1,154,164	$1,122,621
11/24	$1,156,954	$1,174,101	$1,139,588
12/24	$1,140,971	$1,157,008	$1,124,190
1/25	$1,144,145	$1,162,807	$1,130,936
2/25	$1,158,058	$1,174,336	$1,142,236
3/25	$1,135,070	$1,154,434	$1,124,559
4/25	$1,130,043	$1,145,133	$1,116,710
5/25	$1,122,202	$1,145,869	$1,119,811
6/25	$1,131,064	$1,153,002	$1,127,364
7/25	$1,124,628	$1,150,674	$1,124,982
8/25	$1,134,976	$1,160,675	$1,135,477
9/25	$1,169,180	$1,187,554	$1,158,527
10/25	$1,186,574	$1,202,283	$1,171,073
11/25	$1,189,932	$1,205,041	$1,173,881
12/25	$1,193,361	$1,206,125	$1,174,982
1/26	$1,202,412	$1,217,445	$1,187,269
2/26	$1,220,011	$1,232,618	$1,199,273
3/26	$1,191,997	$1,203,989	$1,171,451
4/26	$1,206,902	$1,217,775	$1,184,177
5/26	$1,214,617	$1,222,322	$1,188,496
6/26	$1,225,245	$1,234,103	$1,198,704
7/26	$1,201,259	$1,211,258	$1,177,091
8/26	$1,198,643	$1,208,488	$1,175,327

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.61%	0.77%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Maryland Municipal Bond Index	3.51%	0.39%	1.63%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$88,031,624
# of Portfolio Holdings	109
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$298,429

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	10.3%
Lease Rev./Cert. of Participation	4.2%
Senior Living/Life Care	4.7%
Education	5.4%
Special Tax Revenue	5.8%
Transportation	11.7%
Housing	13.1%
Hospital	19.3%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	9.0%
BB	3.1%
BBB	5.4%
A	23.1%
AA	34.6%
AAA	24.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIMDX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class A ETMOX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,643	$9,950	$9,944
10/16	$9,571	$9,846	$9,836
11/16	$9,282	$9,479	$9,460
12/16	$9,348	$9,590	$9,593
1/17	$9,366	$9,653	$9,655
2/17	$9,414	$9,720	$9,729
3/17	$9,431	$9,741	$9,751
4/17	$9,489	$9,812	$9,822
5/17	$9,607	$9,968	$9,972
6/17	$9,575	$9,932	$9,955
7/17	$9,623	$10,012	$10,025
8/17	$9,692	$10,088	$10,089
9/17	$9,679	$10,037	$10,028
10/17	$9,625	$10,062	$10,069
11/17	$9,570	$10,008	$10,013
12/17	$9,639	$10,112	$10,107
1/18	$9,573	$9,993	$9,989
2/18	$9,578	$9,963	$9,966
3/18	$9,615	$10,000	$10,010
4/18	$9,589	$9,964	$9,977
5/18	$9,699	$10,079	$10,082
6/18	$9,715	$10,087	$10,092
7/18	$9,751	$10,112	$10,112
8/18	$9,777	$10,138	$10,137
9/18	$9,718	$10,072	$10,071
10/18	$9,650	$10,010	$10,006
11/18	$9,739	$10,121	$10,127
12/18	$9,818	$10,242	$10,253
1/19	$9,886	$10,319	$10,334
2/19	$9,955	$10,375	$10,382
3/19	$10,087	$10,539	$10,540
4/19	$10,112	$10,578	$10,581
5/19	$10,244	$10,724	$10,709
6/19	$10,280	$10,764	$10,755
7/19	$10,349	$10,850	$10,842
8/19	$10,517	$11,022	$11,027
9/19	$10,454	$10,933	$10,939
10/19	$10,445	$10,953	$10,951
11/19	$10,459	$10,980	$10,970
12/19	$10,484	$11,014	$11,007
1/20	$10,652	$11,212	$11,206
2/20	$10,787	$11,356	$11,357
3/20	$10,515	$10,944	$10,917
4/20	$10,374	$10,807	$10,762
5/20	$10,699	$11,151	$11,144
6/20	$10,746	$11,242	$11,245
7/20	$10,892	$11,432	$11,439
8/20	$10,837	$11,378	$11,393
9/20	$10,844	$11,381	$11,395
10/20	$10,817	$11,346	$11,360
11/20	$10,982	$11,518	$11,544
12/20	$11,034	$11,588	$11,637
1/21	$11,063	$11,662	$11,699
2/21	$10,868	$11,476	$11,509
3/21	$10,942	$11,547	$11,600
4/21	$11,039	$11,644	$11,709
5/21	$11,056	$11,679	$11,749
6/21	$11,074	$11,711	$11,797
7/21	$11,170	$11,808	$11,898
8/21	$11,132	$11,765	$11,842
9/21	$11,024	$11,680	$11,760
10/21	$11,008	$11,645	$11,709
11/21	$11,095	$11,745	$11,824
12/21	$11,113	$11,764	$11,842
1/22	$10,832	$11,442	$11,551
2/22	$10,783	$11,401	$11,513
3/22	$10,490	$11,031	$11,154
4/22	$10,198	$10,726	$10,819
5/22	$10,321	$10,885	$10,965
6/22	$10,122	$10,707	$10,790
7/22	$10,375	$10,990	$11,052
8/22	$10,150	$10,749	$10,830
9/22	$9,764	$10,336	$10,321
10/22	$9,681	$10,250	$10,202
11/22	$10,126	$10,730	$10,726
12/22	$10,149	$10,761	$10,756
1/23	$10,407	$11,070	$11,113
2/23	$10,162	$10,819	$10,835
3/23	$10,365	$11,059	$11,059
4/23	$10,356	$11,034	$11,056
5/23	$10,276	$10,939	$10,964
6/23	$10,362	$11,048	$11,079
7/23	$10,389	$11,092	$11,122
8/23	$10,260	$10,932	$10,966
9/23	$9,952	$10,612	$10,555
10/23	$9,811	$10,521	$10,429
11/23	$10,394	$11,189	$11,182
12/23	$10,654	$11,449	$11,472
1/24	$10,646	$11,391	$11,400
2/24	$10,652	$11,406	$11,403
3/24	$10,657	$11,405	$11,448
4/24	$10,541	$11,264	$11,305
5/24	$10,523	$11,231	$11,282
6/24	$10,677	$11,403	$11,481
7/24	$10,757	$11,507	$11,585
8/24	$10,827	$11,598	$11,674
9/24	$10,945	$11,712	$11,806
10/24	$10,789	$11,542	$11,615
11/24	$10,971	$11,741	$11,845
12/24	$10,814	$11,570	$11,630
1/25	$10,832	$11,628	$11,683
2/25	$10,963	$11,743	$11,813
3/25	$10,779	$11,544	$11,604
4/25	$10,697	$11,451	$11,497
5/25	$10,665	$11,459	$11,498
6/25	$10,786	$11,530	$11,545
7/25	$10,741	$11,507	$11,509
8/25	$10,837	$11,607	$11,619
9/25	$11,113	$11,876	$11,930
10/25	$11,247	$12,023	$12,093
11/25	$11,291	$12,050	$12,138
12/25	$11,298	$12,061	$12,130
1/26	$11,368	$12,174	$12,219
2/26	$11,529	$12,326	$12,405
3/26	$11,298	$12,040	$12,088
4/26	$11,421	$12,178	$12,276
5/26	$11,466	$12,223	$12,313
6/26	$11,564	$12,341	$12,444
7/26	$11,345	$12,113	$12,204
8/26	$11,309	$12,085	$12,154

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.36%	0.32%	1.57%
Class A with 3.25% Maximum Sales Charge	1.00%	(0.35)%	1.24%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class C ECMOX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,957	$9,950	$9,944
10/16	$9,868	$9,846	$9,836
11/16	$9,576	$9,479	$9,460
12/16	$9,635	$9,590	$9,593
1/17	$9,648	$9,653	$9,655
2/17	$9,690	$9,720	$9,729
3/17	$9,702	$9,741	$9,751
4/17	$9,752	$9,812	$9,822
5/17	$9,859	$9,968	$9,972
6/17	$9,825	$9,932	$9,955
7/17	$9,867	$10,012	$10,025
8/17	$9,936	$10,088	$10,089
9/17	$9,921	$10,037	$10,028
10/17	$9,849	$10,062	$10,069
11/17	$9,794	$10,008	$10,013
12/17	$9,854	$10,112	$10,107
1/18	$9,780	$9,993	$9,989
2/18	$9,782	$9,963	$9,966
3/18	$9,812	$10,000	$10,010
4/18	$9,785	$9,964	$9,977
5/18	$9,882	$10,079	$10,082
6/18	$9,893	$10,087	$10,092
7/18	$9,932	$10,112	$10,112
8/18	$9,943	$10,138	$10,137
9/18	$9,876	$10,072	$10,071
10/18	$9,809	$10,010	$10,006
11/18	$9,888	$10,121	$10,127
12/18	$9,966	$10,242	$10,253
1/19	$10,025	$10,319	$10,334
2/19	$10,094	$10,375	$10,382
3/19	$10,211	$10,539	$10,540
4/19	$10,230	$10,578	$10,581
5/19	$10,367	$10,724	$10,709
6/19	$10,395	$10,764	$10,755
7/19	$10,465	$10,850	$10,842
8/19	$10,614	$11,022	$11,027
9/19	$10,542	$10,933	$10,939
10/19	$10,540	$10,953	$10,951
11/19	$10,538	$10,980	$10,970
12/19	$10,557	$11,014	$11,007
1/20	$10,716	$11,212	$11,206
2/20	$10,845	$11,356	$11,357
3/20	$10,563	$10,944	$10,917
4/20	$10,420	$10,807	$10,762
5/20	$10,741	$11,151	$11,144
6/20	$10,780	$11,242	$11,245
7/20	$10,918	$11,432	$11,439
8/20	$10,863	$11,378	$11,393
9/20	$10,854	$11,381	$11,395
10/20	$10,825	$11,346	$11,360
11/20	$10,980	$11,518	$11,544
12/20	$11,032	$11,588	$11,637
1/21	$11,053	$11,662	$11,699
2/21	$10,861	$11,476	$11,509
3/21	$10,923	$11,547	$11,600
4/21	$11,006	$11,644	$11,709
5/21	$11,026	$11,679	$11,749
6/21	$11,037	$11,711	$11,797
7/21	$11,119	$11,808	$11,898
8/21	$11,068	$11,765	$11,842
9/21	$10,966	$11,680	$11,760
10/21	$10,936	$11,645	$11,709
11/21	$11,019	$11,745	$11,824
12/21	$11,020	$11,764	$11,842
1/22	$10,742	$11,442	$11,551
2/22	$10,682	$11,401	$11,513
3/22	$10,394	$11,031	$11,154
4/22	$10,096	$10,726	$10,819
5/22	$10,213	$10,885	$10,965
6/22	$10,009	$10,707	$10,790
7/22	$10,252	$10,990	$11,052
8/22	$10,026	$10,749	$10,830
9/22	$9,634	$10,336	$10,321
10/22	$9,546	$10,250	$10,202
11/22	$9,981	$10,730	$10,726
12/22	$9,997	$10,761	$10,756
1/23	$10,244	$11,070	$11,113
2/23	$9,991	$10,819	$10,835
3/23	$10,189	$11,059	$11,059
4/23	$10,177	$11,034	$11,056
5/23	$10,091	$10,939	$10,964
6/23	$10,164	$11,048	$11,079
7/23	$10,184	$11,092	$11,122
8/23	$10,055	$10,932	$10,966
9/23	$9,735	$10,612	$10,555
10/23	$9,606	$10,521	$10,429
11/23	$10,174	$11,189	$11,182
12/23	$10,410	$11,449	$11,472
1/24	$10,400	$11,391	$11,400
2/24	$10,401	$11,406	$11,403
3/24	$10,391	$11,405	$11,448
4/24	$10,274	$11,264	$11,305
5/24	$10,254	$11,231	$11,282
6/24	$10,398	$11,403	$11,481
7/24	$10,465	$11,507	$11,585
8/24	$10,533	$11,598	$11,674
9/24	$10,645	$11,712	$11,806
10/24	$10,482	$11,542	$11,615
11/24	$10,649	$11,741	$11,845
12/24	$10,485	$11,570	$11,630
1/25	$10,508	$11,628	$11,683
2/25	$10,620	$11,743	$11,813
3/25	$10,443	$11,544	$11,604
4/25	$10,357	$11,451	$11,497
5/25	$10,314	$11,459	$11,498
6/25	$10,427	$11,530	$11,545
7/25	$10,373	$11,507	$11,509
8/25	$10,464	$11,607	$11,619
9/25	$10,713	$11,876	$11,930
10/25	$10,837	$12,023	$12,093
11/25	$10,873	$12,050	$12,138
12/25	$10,886	$12,061	$12,130
1/26	$10,931	$12,174	$12,219
2/26	$11,090	$12,326	$12,405
3/26	$10,851	$12,040	$12,088
4/26	$10,966	$12,178	$12,276
5/26	$11,012	$12,223	$12,313
6/26	$11,093	$12,341	$12,444
7/26	$10,876	$12,113	$12,204
8/26	$10,840	$12,085	$12,154

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	3.60%	(0.41)%	0.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	2.60%	(0.41)%	0.81%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECMOX-TSR-AR

Eaton Vance Missouri Municipal Income Fund

Class I EIMOX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% helped returns

↑ An overweight exposure to and security selections in the hospital sector, which outperformed the index, contributed to returns during the period

↑ Security selections in bonds with 22+ years to maturity also helped relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ Security selections in bonds with maturities of 8 to 12 years detracted from performance

↓ Security selections in the leasing sector also detracted from fund performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,865	$995,009	$994,447
10/16	$988,612	$984,570	$983,569
11/16	$959,918	$947,850	$945,987
12/16	$966,985	$958,978	$959,288
1/17	$967,966	$965,300	$965,465
2/17	$974,096	$972,003	$972,893
3/17	$976,033	$974,113	$975,105
4/17	$982,106	$981,182	$982,196
5/17	$993,472	$996,754	$997,228
6/17	$991,336	$993,179	$995,495
7/17	$995,472	$1,001,214	$1,002,471
8/17	$1,003,781	$1,008,833	$1,008,946
9/17	$1,002,602	$1,003,704	$1,002,798
10/17	$996,213	$1,006,154	$1,006,853
11/17	$991,768	$1,000,767	$1,001,262
12/17	$998,981	$1,011,227	$1,010,724
1/18	$991,264	$999,322	$998,931
2/18	$992,014	$996,336	$996,625
3/18	$995,967	$1,000,013	$1,001,028
4/18	$994,541	$996,445	$997,708
5/18	$1,004,970	$1,007,855	$1,008,177
6/18	$1,006,802	$1,008,715	$1,009,222
7/18	$1,010,699	$1,011,163	$1,011,214
8/18	$1,013,561	$1,013,760	$1,013,695
9/18	$1,007,716	$1,007,197	$1,007,056
10/18	$1,000,761	$1,000,994	$1,000,594
11/18	$1,010,229	$1,012,073	$1,012,726
12/18	$1,018,559	$1,024,191	$1,025,280
1/19	$1,025,781	$1,031,933	$1,033,430
2/19	$1,033,069	$1,037,459	$1,038,180
3/19	$1,046,928	$1,053,858	$1,053,967
4/19	$1,049,699	$1,057,819	$1,058,131
5/19	$1,064,733	$1,072,403	$1,070,893
6/19	$1,067,458	$1,076,362	$1,075,535
7/19	$1,076,003	$1,085,037	$1,084,182
8/19	$1,092,409	$1,102,152	$1,102,666
9/19	$1,086,082	$1,093,317	$1,093,897
10/19	$1,085,343	$1,095,276	$1,095,130
11/19	$1,086,960	$1,098,016	$1,096,963
12/19	$1,089,781	$1,101,368	$1,100,743
1/20	$1,107,368	$1,121,156	$1,120,615
2/20	$1,121,529	$1,135,614	$1,135,676
3/20	$1,093,451	$1,094,422	$1,091,666
4/20	$1,078,997	$1,080,687	$1,076,179
5/20	$1,112,826	$1,115,065	$1,114,398
6/20	$1,117,886	$1,124,242	$1,124,465
7/20	$1,133,221	$1,143,177	$1,143,900
8/20	$1,128,834	$1,137,813	$1,139,319
9/20	$1,128,592	$1,138,054	$1,139,457
10/20	$1,126,010	$1,134,636	$1,135,957
11/20	$1,143,367	$1,151,758	$1,154,376
12/20	$1,148,953	$1,158,774	$1,163,734
1/21	$1,152,180	$1,166,159	$1,169,851
2/21	$1,133,226	$1,147,630	$1,150,855
3/21	$1,139,992	$1,154,708	$1,159,984
4/21	$1,150,259	$1,164,393	$1,170,873
5/21	$1,153,440	$1,167,867	$1,174,925
6/21	$1,155,422	$1,171,074	$1,179,659
7/21	$1,164,534	$1,180,786	$1,189,751
8/21	$1,160,694	$1,176,453	$1,184,180
9/21	$1,150,903	$1,167,963	$1,176,019
10/21	$1,148,200	$1,164,548	$1,170,928
11/21	$1,158,641	$1,174,461	$1,182,429
12/21	$1,159,501	$1,176,356	$1,184,152
1/22	$1,130,472	$1,144,156	$1,155,102
2/22	$1,125,477	$1,140,057	$1,151,344
3/22	$1,095,155	$1,103,100	$1,115,447
4/22	$1,064,849	$1,072,589	$1,081,927
5/22	$1,079,104	$1,088,522	$1,096,509
6/22	$1,057,307	$1,070,693	$1,079,011
7/22	$1,085,111	$1,098,983	$1,105,202
8/22	$1,060,608	$1,074,897	$1,083,047
9/22	$1,020,449	$1,033,642	$1,032,073
10/22	$1,011,999	$1,025,046	$1,020,204
11/22	$1,059,819	$1,072,991	$1,072,592
12/22	$1,061,192	$1,076,063	$1,075,562
1/23	$1,088,278	$1,106,973	$1,111,302
2/23	$1,062,893	$1,081,942	$1,083,474
3/23	$1,084,311	$1,105,948	$1,105,927
4/23	$1,083,549	$1,103,421	$1,105,607
5/23	$1,075,348	$1,093,859	$1,096,398
6/23	$1,084,583	$1,104,817	$1,107,921
7/23	$1,087,561	$1,109,187	$1,112,184
8/23	$1,074,274	$1,093,219	$1,096,617
9/23	$1,042,212	$1,061,178	$1,055,466
10/23	$1,027,621	$1,052,148	$1,042,942
11/23	$1,090,128	$1,118,940	$1,118,153
12/23	$1,116,158	$1,144,946	$1,147,160
1/24	$1,116,866	$1,139,098	$1,140,048
2/24	$1,117,627	$1,140,561	$1,140,313
3/24	$1,117,124	$1,140,525	$1,144,805
4/24	$1,105,142	$1,126,400	$1,130,456
5/24	$1,103,410	$1,123,096	$1,128,205
6/24	$1,119,737	$1,140,311	$1,148,092
7/24	$1,128,361	$1,150,704	$1,158,509
8/24	$1,135,814	$1,159,779	$1,167,442
9/24	$1,148,410	$1,171,242	$1,180,585
10/24	$1,132,296	$1,154,164	$1,161,452
11/24	$1,151,494	$1,174,101	$1,184,548
12/24	$1,135,269	$1,157,008	$1,162,967
1/25	$1,138,693	$1,162,807	$1,168,340
2/25	$1,151,255	$1,174,336	$1,181,348
3/25	$1,132,194	$1,154,434	$1,160,416
4/25	$1,125,066	$1,145,133	$1,149,734
5/25	$1,120,577	$1,145,869	$1,149,769
6/25	$1,134,795	$1,153,002	$1,154,549
7/25	$1,128,921	$1,150,674	$1,150,881
8/25	$1,139,188	$1,160,675	$1,161,915
9/25	$1,168,382	$1,187,554	$1,193,048
10/25	$1,182,629	$1,202,283	$1,209,291
11/25	$1,187,520	$1,205,041	$1,213,775
12/25	$1,189,770	$1,206,125	$1,212,968
1/26	$1,195,951	$1,217,445	$1,221,938
2/26	$1,213,033	$1,232,618	$1,240,453
3/26	$1,188,961	$1,203,989	$1,208,778
4/26	$1,202,156	$1,217,775	$1,227,554
5/26	$1,208,434	$1,222,322	$1,231,281
6/26	$1,217,566	$1,234,103	$1,244,364
7/26	$1,194,746	$1,211,258	$1,220,386
8/26	$1,191,180	$1,208,488	$1,215,364

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	4.56%	0.52%	1.76%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Missouri Municipal Bond Index	4.60%	0.52%	1.97%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$96,280,389
# of Portfolio Holdings	106
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$312,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.2%
Education	3.3%
Housing	4.5%
Senior Living/Life Care	5.0%
Special Tax Revenue	5.0%
Water and Sewer	6.5%
Transportation	6.9%
Hospital	10.9%
Lease Rev./Cert. of Participation	14.9%
General Obligations	36.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.8%
BB	0.4%
BBB	5.6%
A	17.4%
AA	63.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIMOX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class A ETNCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,628	$9,950	$9,954
10/16	$9,549	$9,846	$9,882
11/16	$9,243	$9,479	$9,575
12/16	$9,319	$9,590	$9,674
1/17	$9,345	$9,653	$9,734
2/17	$9,392	$9,720	$9,802
3/17	$9,417	$9,741	$9,820
4/17	$9,474	$9,812	$9,883
5/17	$9,583	$9,968	$10,006
6/17	$9,566	$9,932	$9,976
7/17	$9,602	$10,012	$10,042
8/17	$9,669	$10,088	$10,101
9/17	$9,641	$10,037	$10,031
10/17	$9,623	$10,062	$10,048
11/17	$9,562	$10,008	$9,985
12/17	$9,641	$10,112	$10,067
1/18	$9,547	$9,993	$9,982
2/18	$9,519	$9,963	$9,962
3/18	$9,533	$10,000	$9,979
4/18	$9,514	$9,964	$9,948
5/18	$9,592	$10,079	$10,043
6/18	$9,607	$10,087	$10,048
7/18	$9,631	$10,112	$10,072
8/18	$9,645	$10,138	$10,090
9/18	$9,593	$10,072	$10,033
10/18	$9,529	$10,010	$9,987
11/18	$9,620	$10,121	$10,092
12/18	$9,711	$10,242	$10,199
1/19	$9,777	$10,319	$10,282
2/19	$9,810	$10,375	$10,325
3/19	$9,921	$10,539	$10,445
4/19	$9,942	$10,578	$10,476
5/19	$10,063	$10,724	$10,592
6/19	$10,106	$10,764	$10,631
7/19	$10,171	$10,850	$10,720
8/19	$10,338	$11,022	$10,869
9/19	$10,268	$10,933	$10,774
10/19	$10,266	$10,953	$10,801
11/19	$10,276	$10,980	$10,828
12/19	$10,297	$11,014	$10,855
1/20	$10,477	$11,212	$11,031
2/20	$10,613	$11,356	$11,158
3/20	$10,270	$10,944	$10,826
4/20	$10,121	$10,807	$10,753
5/20	$10,405	$11,151	$11,113
6/20	$10,483	$11,242	$11,163
7/20	$10,640	$11,432	$11,322
8/20	$10,590	$11,378	$11,279
9/20	$10,586	$11,381	$11,296
10/20	$10,557	$11,346	$11,257
11/20	$10,712	$11,518	$11,389
12/20	$10,763	$11,588	$11,418
1/21	$10,826	$11,662	$11,473
2/21	$10,658	$11,476	$11,314
3/21	$10,698	$11,547	$11,377
4/21	$10,796	$11,644	$11,455
5/21	$10,811	$11,679	$11,473
6/21	$10,838	$11,711	$11,496
7/21	$10,922	$11,808	$11,591
8/21	$10,890	$11,765	$11,537
9/21	$10,798	$11,680	$11,452
10/21	$10,777	$11,645	$11,421
11/21	$10,850	$11,745	$11,511
12/21	$10,852	$11,764	$11,524
1/22	$10,594	$11,442	$11,221
2/22	$10,538	$11,401	$11,182
3/22	$10,268	$11,031	$10,800
4/22	$10,010	$10,726	$10,519
5/22	$10,130	$10,885	$10,656
6/22	$9,990	$10,707	$10,520
7/22	$10,220	$10,990	$10,794
8/22	$10,008	$10,749	$10,545
9/22	$9,691	$10,336	$10,121
10/22	$9,636	$10,250	$10,045
11/22	$9,989	$10,730	$10,509
12/22	$10,018	$10,761	$10,548
1/23	$10,252	$11,070	$10,850
2/23	$10,044	$10,819	$10,612
3/23	$10,220	$11,059	$10,857
4/23	$10,205	$11,034	$10,818
5/23	$10,093	$10,939	$10,704
6/23	$10,175	$11,048	$10,805
7/23	$10,185	$11,092	$10,843
8/23	$10,086	$10,932	$10,653
9/23	$9,830	$10,612	$10,329
10/23	$9,696	$10,521	$10,234
11/23	$10,262	$11,189	$10,890
12/23	$10,510	$11,449	$11,139
1/24	$10,499	$11,391	$11,064
2/24	$10,500	$11,406	$11,079
3/24	$10,502	$11,405	$11,091
4/24	$10,404	$11,264	$10,948
5/24	$10,394	$11,231	$10,902
6/24	$10,546	$11,403	$11,064
7/24	$10,636	$11,507	$11,177
8/24	$10,689	$11,598	$11,269
9/24	$10,793	$11,712	$11,377
10/24	$10,619	$11,542	$11,199
11/24	$10,800	$11,741	$11,385
12/24	$10,651	$11,570	$11,214
1/25	$10,680	$11,628	$11,289
2/25	$10,797	$11,743	$11,412
3/25	$10,596	$11,544	$11,221
4/25	$10,536	$11,451	$11,123
5/25	$10,487	$11,459	$11,146
6/25	$10,556	$11,530	$11,226
7/25	$10,494	$11,507	$11,218
8/25	$10,575	$11,607	$11,314
9/25	$10,878	$11,876	$11,551
10/25	$11,037	$12,023	$11,679
11/25	$11,080	$12,050	$11,720
12/25	$11,098	$12,061	$11,739
1/26	$11,179	$12,174	$11,837
2/26	$11,327	$12,326	$11,987
3/26	$11,078	$12,040	$11,711
4/26	$11,214	$12,178	$11,846
5/26	$11,284	$12,223	$11,889
6/26	$11,381	$12,341	$11,997
7/26	$11,131	$12,113	$11,770
8/26	$11,089	$12,085	$11,748

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.90%	0.37%	1.38%
Class A with 3.25% Maximum Sales Charge	1.53%	(0.29)%	1.04%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class C ECNCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,950	$9,950	$9,954
10/16	$9,860	$9,846	$9,882
11/16	$9,542	$9,479	$9,575
12/16	$9,611	$9,590	$9,674
1/17	$9,632	$9,653	$9,734
2/17	$9,673	$9,720	$9,802
3/17	$9,693	$9,741	$9,820
4/17	$9,743	$9,812	$9,883
5/17	$9,853	$9,968	$10,006
6/17	$9,823	$9,932	$9,976
7/17	$9,852	$10,012	$10,042
8/17	$9,922	$10,088	$10,101
9/17	$9,891	$10,037	$10,031
10/17	$9,859	$10,062	$10,048
11/17	$9,797	$10,008	$9,985
12/17	$9,867	$10,112	$10,067
1/18	$9,774	$9,993	$9,982
2/18	$9,733	$9,963	$9,962
3/18	$9,741	$10,000	$9,979
4/18	$9,709	$9,964	$9,948
5/18	$9,789	$10,079	$10,043
6/18	$9,788	$10,087	$10,048
7/18	$9,817	$10,112	$10,072
8/18	$9,826	$10,138	$10,090
9/18	$9,762	$10,072	$10,033
10/18	$9,697	$10,010	$9,987
11/18	$9,779	$10,121	$10,092
12/18	$9,860	$10,242	$10,199
1/19	$9,918	$10,319	$10,282
2/19	$9,956	$10,375	$10,325
3/19	$10,055	$10,539	$10,445
4/19	$10,071	$10,578	$10,476
5/19	$10,190	$10,724	$10,592
6/19	$10,225	$10,764	$10,631
7/19	$10,293	$10,850	$10,720
8/19	$10,444	$11,022	$10,869
9/19	$10,363	$10,933	$10,774
10/19	$10,366	$10,953	$10,801
11/19	$10,360	$10,980	$10,828
12/19	$10,386	$11,014	$10,855
1/20	$10,560	$11,212	$11,031
2/20	$10,682	$11,356	$11,158
3/20	$10,335	$10,944	$10,826
4/20	$10,180	$10,807	$10,753
5/20	$10,462	$11,151	$11,113
6/20	$10,530	$11,242	$11,163
7/20	$10,682	$11,432	$11,322
8/20	$10,620	$11,378	$11,279
9/20	$10,610	$11,381	$11,296
10/20	$10,578	$11,346	$11,257
11/20	$10,728	$11,518	$11,389
12/20	$10,770	$11,588	$11,418
1/21	$10,833	$11,662	$11,473
2/21	$10,650	$11,476	$11,314
3/21	$10,682	$11,547	$11,377
4/21	$10,768	$11,644	$11,455
5/21	$10,787	$11,679	$11,473
6/21	$10,806	$11,711	$11,496
7/21	$10,889	$11,808	$11,591
8/21	$10,842	$11,765	$11,537
9/21	$10,752	$11,680	$11,452
10/21	$10,715	$11,645	$11,421
11/21	$10,788	$11,745	$11,511
12/21	$10,784	$11,764	$11,524
1/22	$10,518	$11,442	$11,221
2/22	$10,462	$11,401	$11,182
3/22	$10,174	$11,031	$10,800
4/22	$9,920	$10,726	$10,519
5/22	$10,036	$10,885	$10,656
6/22	$9,881	$10,707	$10,520
7/22	$10,097	$10,990	$10,794
8/22	$9,898	$10,749	$10,545
9/22	$9,569	$10,336	$10,121
10/22	$9,513	$10,250	$10,045
11/22	$9,854	$10,730	$10,509
12/22	$9,876	$10,761	$10,548
1/23	$10,096	$11,070	$10,850
2/23	$9,890	$10,819	$10,612
3/23	$10,057	$11,059	$10,857
4/23	$10,038	$11,034	$10,818
5/23	$9,920	$10,939	$10,704
6/23	$9,991	$11,048	$10,805
7/23	$9,995	$11,092	$10,843
8/23	$9,900	$10,932	$10,653
9/23	$9,640	$10,612	$10,329
10/23	$9,503	$10,521	$10,234
11/23	$10,047	$11,189	$10,890
12/23	$10,279	$11,449	$11,139
1/24	$10,264	$11,391	$11,064
2/24	$10,262	$11,406	$11,079
3/24	$10,258	$11,405	$11,091
4/24	$10,154	$11,264	$10,948
5/24	$10,128	$11,231	$10,902
6/24	$10,285	$11,403	$11,064
7/24	$10,362	$11,507	$11,177
8/24	$10,405	$11,598	$11,269
9/24	$10,495	$11,712	$11,377
10/24	$10,333	$11,542	$11,199
11/24	$10,503	$11,741	$11,385
12/24	$10,341	$11,570	$11,214
1/25	$10,362	$11,628	$11,289
2/25	$10,476	$11,743	$11,412
3/25	$10,266	$11,544	$11,221
4/25	$10,208	$11,451	$11,123
5/25	$10,160	$11,459	$11,146
6/25	$10,205	$11,530	$11,226
7/25	$10,146	$11,507	$11,218
8/25	$10,214	$11,607	$11,314
9/25	$10,505	$11,876	$11,551
10/25	$10,655	$12,023	$11,679
11/25	$10,689	$12,050	$11,720
12/25	$10,688	$12,061	$11,739
1/26	$10,768	$12,174	$11,837
2/26	$10,896	$12,326	$11,987
3/26	$10,656	$12,040	$11,711
4/26	$10,786	$12,178	$11,846
5/26	$10,843	$12,223	$11,889
6/26	$10,925	$12,341	$11,997
7/26	$10,685	$12,113	$11,770
8/26	$10,647	$12,085	$11,748

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.24%	(0.36)%	0.63%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.24%	(0.36)%	0.63%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECNCX-TSR-AR

Eaton Vance North Carolina Municipal Income Fund

Class I EINCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with 22+ years to maturity contributed to performance

↑ An overweight exposure to and security selections in bonds with coupon rates between 4% and 4.99% helped returns

↑ Security selections in the water and sewer sectors also contributed to returns during the period

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ Security selections in the leasing sector also detracted from fund performance during the period

↓ An underweight exposure to and security selections in A-rated bonds detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$995,288	$995,009	$995,374
10/16	$987,340	$984,570	$988,191
11/16	$956,991	$947,850	$957,544
12/16	$963,981	$958,978	$967,367
1/17	$967,864	$965,300	$973,396
2/17	$971,767	$972,003	$980,249
3/17	$974,557	$974,113	$981,985
4/17	$980,609	$981,182	$988,349
5/17	$993,135	$996,754	$1,000,636
6/17	$990,477	$993,179	$997,596
7/17	$994,345	$1,001,214	$1,004,165
8/17	$1,001,455	$1,008,833	$1,010,095
9/17	$998,729	$1,003,704	$1,003,146
10/17	$997,012	$1,006,154	$1,004,849
11/17	$992,046	$1,000,767	$998,497
12/17	$1,000,297	$1,011,227	$1,006,700
1/18	$990,834	$999,322	$998,190
2/18	$986,937	$996,336	$996,228
3/18	$989,669	$1,000,013	$997,884
4/18	$986,752	$996,445	$994,839
5/18	$995,062	$1,007,855	$1,004,333
6/18	$996,694	$1,008,715	$1,004,751
7/18	$999,406	$1,011,163	$1,007,218
8/18	$1,002,119	$1,013,760	$1,008,988
9/18	$995,770	$1,007,197	$1,003,298
10/18	$990,517	$1,000,994	$998,653
11/18	$998,985	$1,012,073	$1,009,173
12/18	$1,008,548	$1,024,191	$1,019,918
1/19	$1,015,604	$1,031,933	$1,028,245
2/19	$1,020,348	$1,037,459	$1,032,503
3/19	$1,030,816	$1,053,858	$1,044,517
4/19	$1,033,199	$1,057,819	$1,047,629
5/19	$1,045,945	$1,072,403	$1,059,240
6/19	$1,050,508	$1,076,362	$1,063,093
7/19	$1,058,661	$1,085,037	$1,072,023
8/19	$1,074,973	$1,102,152	$1,086,884
9/19	$1,067,953	$1,093,317	$1,077,382
10/19	$1,069,044	$1,095,276	$1,080,117
11/19	$1,069,088	$1,098,016	$1,082,759
12/19	$1,072,659	$1,101,368	$1,085,501
1/20	$1,090,384	$1,121,156	$1,103,092
2/20	$1,104,604	$1,135,614	$1,115,776
3/20	$1,069,160	$1,094,422	$1,082,550
4/20	$1,053,836	$1,080,687	$1,075,315
5/20	$1,084,743	$1,115,065	$1,111,297
6/20	$1,091,799	$1,124,242	$1,116,276
7/20	$1,108,347	$1,143,177	$1,132,186
8/20	$1,103,355	$1,137,813	$1,127,934
9/20	$1,104,256	$1,138,054	$1,129,627
10/20	$1,101,459	$1,134,636	$1,125,661
11/20	$1,117,793	$1,151,758	$1,138,852
12/20	$1,123,257	$1,158,774	$1,141,762
1/21	$1,129,976	$1,166,159	$1,147,282
2/21	$1,111,464	$1,147,630	$1,131,375
3/21	$1,115,819	$1,154,708	$1,137,728
4/21	$1,126,264	$1,164,393	$1,145,518
5/21	$1,129,203	$1,167,867	$1,147,320
6/21	$1,130,983	$1,171,074	$1,149,562
7/21	$1,141,175	$1,180,786	$1,159,083
8/21	$1,137,975	$1,176,453	$1,153,727
9/21	$1,128,653	$1,167,963	$1,145,221
10/21	$1,125,407	$1,164,548	$1,142,105
11/21	$1,134,447	$1,174,461	$1,151,080
12/21	$1,134,840	$1,176,356	$1,152,378
1/22	$1,106,935	$1,144,156	$1,122,144
2/22	$1,102,488	$1,140,057	$1,118,222
3/22	$1,073,244	$1,103,100	$1,080,029
4/22	$1,046,509	$1,072,589	$1,051,886
5/22	$1,060,489	$1,088,522	$1,065,600
6/22	$1,044,875	$1,070,693	$1,052,004
7/22	$1,068,971	$1,098,983	$1,079,415
8/22	$1,048,357	$1,074,897	$1,054,498
9/22	$1,014,163	$1,033,642	$1,012,146
10/22	$1,008,591	$1,025,046	$1,004,535
11/22	$1,046,841	$1,072,991	$1,050,947
12/22	$1,048,847	$1,076,063	$1,054,802
1/23	$1,073,488	$1,106,973	$1,085,037
2/23	$1,051,864	$1,081,942	$1,061,234
3/23	$1,071,738	$1,105,948	$1,085,690
4/23	$1,069,042	$1,103,421	$1,081,827
5/23	$1,057,529	$1,093,859	$1,070,357
6/23	$1,066,362	$1,104,817	$1,080,549
7/23	$1,067,551	$1,109,187	$1,084,282
8/23	$1,058,675	$1,093,219	$1,065,316
9/23	$1,030,818	$1,061,178	$1,032,896
10/23	$1,016,988	$1,052,148	$1,023,371
11/23	$1,077,620	$1,118,940	$1,088,982
12/23	$1,102,444	$1,144,946	$1,113,942
1/24	$1,101,503	$1,139,098	$1,106,449
2/24	$1,101,856	$1,140,561	$1,107,899
3/24	$1,102,196	$1,140,525	$1,109,131
4/24	$1,092,180	$1,126,400	$1,094,788
5/24	$1,091,263	$1,123,096	$1,090,187
6/24	$1,108,717	$1,140,311	$1,106,383
7/24	$1,117,016	$1,150,704	$1,117,722
8/24	$1,122,782	$1,159,779	$1,126,876
9/24	$1,133,856	$1,171,242	$1,137,663
10/24	$1,117,182	$1,154,164	$1,119,909
11/24	$1,136,305	$1,174,101	$1,138,549
12/24	$1,119,558	$1,157,008	$1,121,404
1/25	$1,122,791	$1,162,807	$1,128,878
2/25	$1,135,277	$1,174,336	$1,141,235
3/25	$1,114,344	$1,154,434	$1,122,057
4/25	$1,109,555	$1,145,133	$1,112,279
5/25	$1,103,328	$1,145,869	$1,114,637
6/25	$1,110,703	$1,153,002	$1,122,607
7/25	$1,104,432	$1,150,674	$1,121,846
8/25	$1,113,146	$1,160,675	$1,131,395
9/25	$1,146,519	$1,187,554	$1,155,093
10/25	$1,162,081	$1,202,283	$1,167,880
11/25	$1,166,747	$1,205,041	$1,171,978
12/25	$1,168,855	$1,206,125	$1,173,887
1/26	$1,177,538	$1,217,445	$1,183,678
2/26	$1,193,263	$1,232,618	$1,198,717
3/26	$1,167,349	$1,203,989	$1,171,057
4/26	$1,183,284	$1,217,775	$1,184,635
5/26	$1,189,425	$1,222,322	$1,188,928
6/26	$1,199,806	$1,234,103	$1,199,696
7/26	$1,175,109	$1,211,258	$1,177,005
8/26	$1,171,374	$1,208,488	$1,174,810

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.23%	0.58%	1.59%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg North Carolina Municipal Bond Index	3.84%	0.36%	1.62%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$273,604,238
# of Portfolio Holdings	234
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$985,064

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.7%
Electric Utilities	3.6%
Short-Term Investments	4.2%
General Obligations	7.0%
Housing	8.2%
Senior Living/Life Care	8.3%
Transportation	10.7%
Education	10.9%
Hospital	12.7%
Lease Rev./Cert. of Participation	14.5%
Water and Sewer	15.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	5.2%
BB	0.2%
BBB	6.8%
A	5.1%
AA	64.1%
AAA	18.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EINCX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class A ETORX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.71%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,659	$9,950	$9,960
10/16	$9,579	$9,846	$9,873
11/16	$9,282	$9,479	$9,509
12/16	$9,353	$9,590	$9,637
1/17	$9,381	$9,653	$9,698
2/17	$9,432	$9,720	$9,757
3/17	$9,449	$9,741	$9,776
4/17	$9,521	$9,812	$9,845
5/17	$9,648	$9,968	$9,997
6/17	$9,610	$9,932	$9,963
7/17	$9,651	$10,012	$10,047
8/17	$9,712	$10,088	$10,111
9/17	$9,685	$10,037	$10,044
10/17	$9,590	$10,062	$10,065
11/17	$9,563	$10,008	$9,989
12/17	$9,615	$10,112	$10,109
1/18	$9,564	$9,993	$9,992
2/18	$9,559	$9,963	$9,952
3/18	$9,600	$10,000	$9,990
4/18	$9,594	$9,964	$9,952
5/18	$9,692	$10,079	$10,056
6/18	$9,698	$10,087	$10,070
7/18	$9,748	$10,112	$10,087
8/18	$9,753	$10,138	$10,114
9/18	$9,711	$10,072	$10,046
10/18	$9,658	$10,010	$9,984
11/18	$9,743	$10,121	$10,109
12/18	$9,839	$10,242	$10,240
1/19	$9,924	$10,319	$10,324
2/19	$9,974	$10,375	$10,375
3/19	$10,080	$10,539	$10,526
4/19	$10,104	$10,578	$10,560
5/19	$10,222	$10,724	$10,700
6/19	$10,256	$10,764	$10,744
7/19	$10,337	$10,850	$10,828
8/19	$10,513	$11,022	$11,006
9/19	$10,441	$10,933	$10,904
10/19	$10,439	$10,953	$10,931
11/19	$10,450	$10,980	$10,964
12/19	$10,474	$11,014	$10,990
1/20	$10,641	$11,212	$11,190
2/20	$10,774	$11,356	$11,328
3/20	$10,520	$10,944	$11,032
4/20	$10,423	$10,807	$10,961
5/20	$10,737	$11,151	$11,334
6/20	$10,797	$11,242	$11,351
7/20	$10,940	$11,432	$11,535
8/20	$10,888	$11,378	$11,469
9/20	$10,883	$11,381	$11,472
10/20	$10,853	$11,346	$11,441
11/20	$11,007	$11,518	$11,605
12/20	$11,060	$11,588	$11,652
1/21	$11,088	$11,662	$11,699
2/21	$10,896	$11,476	$11,495
3/21	$10,950	$11,547	$11,561
4/21	$11,029	$11,644	$11,652
5/21	$11,070	$11,679	$11,684
6/21	$11,086	$11,711	$11,687
7/21	$11,164	$11,808	$11,798
8/21	$11,131	$11,765	$11,763
9/21	$11,049	$11,680	$11,655
10/21	$11,040	$11,645	$11,625
11/21	$11,118	$11,745	$11,723
12/21	$11,122	$11,764	$11,752
1/22	$10,850	$11,442	$11,410
2/22	$10,805	$11,401	$11,377
3/22	$10,482	$11,031	$10,994
4/22	$10,199	$10,726	$10,656
5/22	$10,306	$10,885	$10,827
6/22	$10,148	$10,707	$10,639
7/22	$10,369	$10,990	$10,931
8/22	$10,147	$10,749	$10,680
9/22	$9,811	$10,336	$10,261
10/22	$9,744	$10,250	$10,183
11/22	$10,177	$10,730	$10,647
12/22	$10,178	$10,761	$10,701
1/23	$10,448	$11,070	$10,990
2/23	$10,206	$10,819	$10,741
3/23	$10,426	$11,059	$10,986
4/23	$10,402	$11,034	$10,969
5/23	$10,286	$10,939	$10,857
6/23	$10,378	$11,048	$10,960
7/23	$10,406	$11,092	$10,990
8/23	$10,251	$10,932	$10,789
9/23	$9,992	$10,612	$10,418
10/23	$9,863	$10,521	$10,327
11/23	$10,433	$11,189	$11,047
12/23	$10,687	$11,449	$11,320
1/24	$10,663	$11,391	$11,250
2/24	$10,679	$11,406	$11,260
3/24	$10,669	$11,405	$11,263
4/24	$10,578	$11,264	$11,088
5/24	$10,581	$11,231	$11,065
6/24	$10,719	$11,403	$11,231
7/24	$10,817	$11,507	$11,337
8/24	$10,874	$11,598	$11,434
9/24	$10,987	$11,712	$11,545
10/24	$10,827	$11,542	$11,359
11/24	$10,994	$11,741	$11,557
12/24	$10,861	$11,570	$11,376
1/25	$10,877	$11,628	$11,453
2/25	$10,987	$11,743	$11,560
3/25	$10,839	$11,544	$11,378
4/25	$10,788	$11,451	$11,265
5/25	$10,750	$11,459	$11,294
6/25	$10,809	$11,530	$11,369
7/25	$10,743	$11,507	$11,333
8/25	$10,845	$11,607	$11,431
9/25	$11,115	$11,876	$11,704
10/25	$11,259	$12,023	$11,866
11/25	$11,319	$12,050	$11,900
12/25	$11,323	$12,061	$11,918
1/26	$11,409	$12,174	$12,038
2/26	$11,555	$12,326	$12,169
3/26	$11,329	$12,040	$11,887
4/26	$11,476	$12,178	$12,020
5/26	$11,507	$12,223	$12,064
6/26	$11,626	$12,341	$12,183
7/26	$11,414	$12,113	$11,963
8/26	$11,375	$12,085	$11,935

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	4.86%	0.43%	1.63%
Class A with 3.25% Maximum Sales Charge	1.45%	(0.23)%	1.30%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class C ECORX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,982	$9,950	$9,960
10/16	$9,902	$9,846	$9,873
11/16	$9,577	$9,479	$9,509
12/16	$9,651	$9,590	$9,637
1/17	$9,664	$9,653	$9,698
2/17	$9,718	$9,720	$9,757
3/17	$9,721	$9,741	$9,776
4/17	$9,795	$9,812	$9,845
5/17	$9,911	$9,968	$9,997
6/17	$9,872	$9,932	$9,963
7/17	$9,918	$10,012	$10,047
8/17	$9,970	$10,088	$10,111
9/17	$9,931	$10,037	$10,044
10/17	$9,828	$10,062	$10,065
11/17	$9,788	$10,008	$9,989
12/17	$9,843	$10,112	$10,109
1/18	$9,782	$9,993	$9,992
2/18	$9,775	$9,963	$9,952
3/18	$9,808	$10,000	$9,990
4/18	$9,800	$9,964	$9,952
5/18	$9,887	$10,079	$10,056
6/18	$9,890	$10,087	$10,070
7/18	$9,932	$10,112	$10,087
8/18	$9,944	$10,138	$10,114
9/18	$9,890	$10,072	$10,046
10/18	$9,826	$10,010	$9,984
11/18	$9,901	$10,121	$10,109
12/18	$9,998	$10,242	$10,240
1/19	$10,073	$10,319	$10,324
2/19	$10,115	$10,375	$10,375
3/19	$10,220	$10,539	$10,526
4/19	$10,249	$10,578	$10,560
5/19	$10,353	$10,724	$10,700
6/19	$10,391	$10,764	$10,744
7/19	$10,462	$10,850	$10,828
8/19	$10,620	$11,022	$11,006
9/19	$10,537	$10,933	$10,904
10/19	$10,531	$10,953	$10,931
11/19	$10,537	$10,980	$10,964
12/19	$10,565	$11,014	$10,990
1/20	$10,726	$11,212	$11,190
2/20	$10,854	$11,356	$11,328
3/20	$10,594	$10,944	$11,032
4/20	$10,478	$10,807	$10,961
5/20	$10,795	$11,151	$11,334
6/20	$10,845	$11,242	$11,351
7/20	$10,994	$11,432	$11,535
8/20	$10,919	$11,378	$11,469
9/20	$10,909	$11,381	$11,472
10/20	$10,877	$11,346	$11,441
11/20	$11,023	$11,518	$11,605
12/20	$11,066	$11,588	$11,652
1/21	$11,087	$11,662	$11,699
2/21	$10,894	$11,476	$11,495
3/21	$10,938	$11,547	$11,561
4/21	$11,017	$11,644	$11,652
5/21	$11,048	$11,679	$11,684
6/21	$11,058	$11,711	$11,687
7/21	$11,123	$11,808	$11,798
8/21	$11,087	$11,765	$11,763
9/21	$10,996	$11,680	$11,655
10/21	$10,971	$11,645	$11,625
11/21	$11,059	$11,745	$11,723
12/21	$11,057	$11,764	$11,752
1/22	$10,771	$11,442	$11,410
2/22	$10,713	$11,401	$11,377
3/22	$10,393	$11,031	$10,994
4/22	$10,098	$10,726	$10,656
5/22	$10,213	$10,885	$10,827
6/22	$10,043	$10,707	$10,639
7/22	$10,249	$10,990	$10,931
8/22	$10,031	$10,749	$10,680
9/22	$9,689	$10,336	$10,261
10/22	$9,625	$10,250	$10,183
11/22	$10,035	$10,730	$10,647
12/22	$10,043	$10,761	$10,701
1/23	$10,293	$11,070	$10,990
2/23	$10,049	$10,819	$10,741
3/23	$10,254	$11,059	$10,986
4/23	$10,228	$11,034	$10,969
5/23	$10,108	$10,939	$10,857
6/23	$10,187	$11,048	$10,960
7/23	$10,208	$11,092	$10,990
8/23	$10,065	$10,932	$10,789
9/23	$9,794	$10,612	$10,418
10/23	$9,675	$10,521	$10,327
11/23	$10,216	$11,189	$11,047
12/23	$10,451	$11,449	$11,320
1/24	$10,438	$11,391	$11,250
2/24	$10,436	$11,406	$11,260
3/24	$10,423	$11,405	$11,263
4/24	$10,327	$11,264	$11,088
5/24	$10,313	$11,231	$11,065
6/24	$10,456	$11,403	$11,231
7/24	$10,539	$11,507	$11,337
8/24	$10,586	$11,598	$11,434
9/24	$10,694	$11,712	$11,545
10/24	$10,536	$11,542	$11,359
11/24	$10,693	$11,741	$11,557
12/24	$10,546	$11,570	$11,376
1/25	$10,556	$11,628	$11,453
2/25	$10,662	$11,743	$11,560
3/25	$10,502	$11,544	$11,378
4/25	$10,453	$11,451	$11,265
5/25	$10,403	$11,459	$11,294
6/25	$10,452	$11,530	$11,369
7/25	$10,389	$11,507	$11,333
8/25	$10,476	$11,607	$11,431
9/25	$10,735	$11,876	$11,704
10/25	$10,870	$12,023	$11,866
11/25	$10,906	$12,050	$11,900
12/25	$10,918	$12,061	$11,918
1/26	$10,990	$12,174	$12,038
2/26	$11,126	$12,326	$12,169
3/26	$10,899	$12,040	$11,887
4/26	$11,023	$12,178	$12,020
5/26	$11,059	$12,223	$12,064
6/26	$11,159	$12,341	$12,183
7/26	$10,956	$12,113	$11,963
8/26	$10,903	$12,085	$11,935

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.08%	(0.33)%	0.87%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.08%	(0.33)%	0.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECORX-TSR-AR

Eaton Vance Oregon Municipal Income Fund

Class I EIORX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years contributed to index-relative returns during the period

↑ Security selections in the local general obligation (GO) sector also contributed to returns during the period

↑ Security selections in AA-rated bonds contributed to relative performance

↓ An out-of-index allocation to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns during the period

↓ An underweight allocation to the transportation sector, which outperformed the index, also detracted from returns

↓ An underweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% detracted from performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$998,547	$995,009	$996,043
10/16	$991,478	$984,570	$987,286
11/16	$959,767	$947,850	$950,907
12/16	$967,304	$958,978	$963,740
1/17	$970,386	$965,300	$969,843
2/17	$975,748	$972,003	$975,683
3/17	$977,717	$974,113	$977,639
4/17	$985,347	$981,182	$984,536
5/17	$998,709	$996,754	$999,700
6/17	$994,935	$993,179	$996,301
7/17	$1,000,432	$1,001,214	$1,004,674
8/17	$1,005,812	$1,008,833	$1,011,067
9/17	$1,003,140	$1,003,704	$1,004,390
10/17	$993,501	$1,006,154	$1,006,535
11/17	$990,834	$1,000,767	$998,947
12/17	$997,520	$1,011,227	$1,010,875
1/18	$991,295	$999,322	$999,194
2/18	$990,937	$996,336	$995,176
3/18	$995,277	$1,000,013	$999,041
4/18	$994,887	$996,445	$995,173
5/18	$1,005,190	$1,007,855	$1,005,564
6/18	$1,006,015	$1,008,715	$1,007,007
7/18	$1,011,355	$1,011,163	$1,008,744
8/18	$1,013,227	$1,013,760	$1,011,352
9/18	$1,007,860	$1,007,197	$1,004,611
10/18	$1,002,437	$1,000,994	$998,371
11/18	$1,011,431	$1,012,073	$1,010,924
12/18	$1,022,880	$1,024,191	$1,024,027
1/19	$1,030,656	$1,031,933	$1,032,384
2/19	$1,035,943	$1,037,459	$1,037,544
3/19	$1,047,230	$1,053,858	$1,052,626
4/19	$1,051,067	$1,057,819	$1,055,983
5/19	$1,063,479	$1,072,403	$1,070,005
6/19	$1,067,217	$1,076,362	$1,074,436
7/19	$1,074,613	$1,085,037	$1,082,760
8/19	$1,093,160	$1,102,152	$1,100,620
9/19	$1,085,754	$1,093,317	$1,090,413
10/19	$1,085,744	$1,095,276	$1,093,076
11/19	$1,087,100	$1,098,016	$1,096,402
12/19	$1,089,738	$1,101,368	$1,099,028
1/20	$1,107,383	$1,121,156	$1,119,041
2/20	$1,121,297	$1,135,614	$1,132,824
3/20	$1,095,070	$1,094,422	$1,103,176
4/20	$1,085,132	$1,080,687	$1,096,109
5/20	$1,118,007	$1,115,065	$1,133,380
6/20	$1,124,354	$1,124,242	$1,135,140
7/20	$1,140,772	$1,143,177	$1,153,473
8/20	$1,134,234	$1,137,813	$1,146,893
9/20	$1,133,874	$1,138,054	$1,147,214
10/20	$1,130,960	$1,134,636	$1,144,129
11/20	$1,147,137	$1,151,758	$1,160,456
12/20	$1,152,865	$1,158,774	$1,165,224
1/21	$1,156,046	$1,166,159	$1,169,882
2/21	$1,137,389	$1,147,630	$1,149,517
3/21	$1,141,941	$1,154,708	$1,156,059
4/21	$1,151,742	$1,164,393	$1,165,178
5/21	$1,154,902	$1,167,867	$1,168,369
6/21	$1,158,099	$1,171,074	$1,168,724
7/21	$1,165,152	$1,180,786	$1,179,760
8/21	$1,163,144	$1,176,453	$1,176,311
9/21	$1,153,452	$1,167,963	$1,165,476
10/21	$1,152,711	$1,164,548	$1,162,536
11/21	$1,161,114	$1,174,461	$1,172,293
12/21	$1,162,991	$1,176,356	$1,175,178
1/22	$1,133,437	$1,144,156	$1,140,996
2/22	$1,128,860	$1,140,057	$1,137,667
3/22	$1,096,655	$1,103,100	$1,099,422
4/22	$1,065,904	$1,072,589	$1,065,606
5/22	$1,078,587	$1,088,522	$1,082,686
6/22	$1,060,918	$1,070,693	$1,063,883
7/22	$1,084,223	$1,098,983	$1,093,050
8/22	$1,061,090	$1,074,897	$1,068,027
9/22	$1,026,091	$1,033,642	$1,026,067
10/22	$1,020,583	$1,025,046	$1,018,327
11/22	$1,064,829	$1,072,991	$1,064,671
12/22	$1,066,423	$1,076,063	$1,070,122
1/23	$1,093,583	$1,106,973	$1,098,963
2/23	$1,068,347	$1,081,942	$1,074,147
3/23	$1,091,605	$1,105,948	$1,098,630
4/23	$1,089,207	$1,103,421	$1,096,936
5/23	$1,077,253	$1,093,859	$1,085,666
6/23	$1,087,107	$1,104,817	$1,095,988
7/23	$1,090,180	$1,109,187	$1,099,041
8/23	$1,075,479	$1,093,219	$1,078,850
9/23	$1,047,075	$1,061,178	$1,041,784
10/23	$1,035,140	$1,052,148	$1,032,651
11/23	$1,093,706	$1,118,940	$1,104,710
12/23	$1,120,575	$1,144,946	$1,131,978
1/24	$1,119,650	$1,139,098	$1,125,015
2/24	$1,120,086	$1,140,561	$1,125,966
3/24	$1,120,594	$1,140,525	$1,126,277
4/24	$1,109,876	$1,126,400	$1,108,808
5/24	$1,110,384	$1,123,096	$1,106,531
6/24	$1,126,491	$1,140,311	$1,123,109
7/24	$1,135,520	$1,150,704	$1,133,737
8/24	$1,141,760	$1,159,779	$1,143,403
9/24	$1,153,739	$1,171,242	$1,154,468
10/24	$1,138,589	$1,154,164	$1,135,873
11/24	$1,156,332	$1,174,101	$1,155,651
12/24	$1,141,124	$1,157,008	$1,137,586
1/25	$1,142,960	$1,162,807	$1,145,261
2/25	$1,156,206	$1,174,336	$1,155,996
3/25	$1,139,348	$1,154,434	$1,137,840
4/25	$1,134,107	$1,145,133	$1,126,538
5/25	$1,130,306	$1,145,869	$1,129,400
6/25	$1,136,742	$1,153,002	$1,136,883
7/25	$1,131,423	$1,150,674	$1,133,281
8/25	$1,140,884	$1,160,675	$1,143,083
9/25	$1,169,524	$1,187,554	$1,170,357
10/25	$1,184,882	$1,202,283	$1,186,560
11/25	$1,191,404	$1,205,041	$1,190,009
12/25	$1,191,977	$1,206,125	$1,191,848
1/26	$1,201,339	$1,217,445	$1,203,811
2/26	$1,218,322	$1,232,618	$1,216,862
3/26	$1,194,755	$1,203,989	$1,188,657
4/26	$1,208,891	$1,217,775	$1,202,017
5/26	$1,213,911	$1,222,322	$1,206,358
6/26	$1,225,147	$1,234,103	$1,218,344
7/26	$1,202,941	$1,211,258	$1,196,270
8/26	$1,198,772	$1,208,488	$1,193,527

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.07%	0.60%	1.83%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Oregon Municipal Bond Index	4.41%	0.29%	1.78%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$285,047,186
# of Portfolio Holdings	197
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$986,453

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.1%
Housing	4.7%
Electric Utilities	4.7%
Special Tax Revenue	4.8%
Transportation	5.0%
Education	6.4%
Water and Sewer	10.1%
Hospital	10.5%
General Obligations	49.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	2.7%
BB	1.7%
BBB	3.1%
A	5.0%
AA	80.7%
AAA	6.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EIORX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class A EASCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,639	$9,950	$9,952
10/16	$9,562	$9,846	$9,840
11/16	$9,243	$9,479	$9,426
12/16	$9,328	$9,590	$9,545
1/17	$9,352	$9,653	$9,609
2/17	$9,397	$9,720	$9,652
3/17	$9,410	$9,741	$9,511
4/17	$9,486	$9,812	$9,625
5/17	$9,623	$9,968	$9,812
6/17	$9,585	$9,932	$9,824
7/17	$9,620	$10,012	$9,892
8/17	$9,685	$10,088	$10,009
9/17	$9,668	$10,037	$9,933
10/17	$9,610	$10,062	$9,979
11/17	$9,551	$10,008	$9,964
12/17	$9,596	$10,112	$10,086
1/18	$9,546	$9,993	$9,951
2/18	$9,518	$9,963	$9,893
3/18	$9,543	$10,000	$9,922
4/18	$9,525	$9,964	$9,896
5/18	$9,624	$10,079	$9,975
6/18	$9,650	$10,087	$10,006
7/18	$9,707	$10,112	$10,012
8/18	$9,722	$10,138	$10,033
9/18	$9,675	$10,072	$9,959
10/18	$9,627	$10,010	$9,923
11/18	$9,693	$10,121	$10,010
12/18	$9,790	$10,242	$10,132
1/19	$9,866	$10,319	$10,207
2/19	$9,932	$10,375	$10,321
3/19	$10,022	$10,539	$10,502
4/19	$10,036	$10,578	$10,557
5/19	$10,145	$10,724	$10,748
6/19	$10,179	$10,764	$10,785
7/19	$10,235	$10,850	$10,858
8/19	$10,345	$11,022	$11,023
9/19	$10,290	$10,933	$10,954
10/19	$10,299	$10,953	$10,974
11/19	$10,309	$10,980	$10,997
12/19	$10,343	$11,014	$11,036
1/20	$10,475	$11,212	$11,190
2/20	$10,574	$11,356	$11,352
3/20	$10,306	$10,944	$10,946
4/20	$10,193	$10,807	$10,789
5/20	$10,471	$11,151	$11,070
6/20	$10,559	$11,242	$11,273
7/20	$10,679	$11,432	$11,444
8/20	$10,652	$11,378	$11,445
9/20	$10,660	$11,381	$11,451
10/20	$10,668	$11,346	$11,420
11/20	$10,778	$11,518	$11,588
12/20	$10,819	$11,588	$11,658
1/21	$10,881	$11,662	$11,760
2/21	$10,761	$11,476	$11,582
3/21	$10,788	$11,547	$11,640
4/21	$10,848	$11,644	$11,725
5/21	$10,873	$11,679	$11,753
6/21	$10,888	$11,711	$11,778
7/21	$10,948	$11,808	$11,861
8/21	$10,929	$11,765	$11,829
9/21	$10,852	$11,680	$11,789
10/21	$10,832	$11,645	$11,740
11/21	$10,904	$11,745	$11,820
12/21	$10,908	$11,764	$11,843
1/22	$10,657	$11,442	$11,567
2/22	$10,605	$11,401	$11,510
3/22	$10,320	$11,031	$11,137
4/22	$10,105	$10,726	$10,831
5/22	$10,191	$10,885	$10,951
6/22	$10,068	$10,707	$10,724
7/22	$10,248	$10,990	$10,990
8/22	$10,088	$10,749	$10,790
9/22	$9,802	$10,336	$10,354
10/22	$9,761	$10,250	$10,236
11/22	$10,097	$10,730	$10,713
12/22	$10,127	$10,761	$10,765
1/23	$10,333	$11,070	$11,088
2/23	$10,153	$10,819	$10,854
3/23	$10,314	$11,059	$11,064
4/23	$10,311	$11,034	$11,021
5/23	$10,238	$10,939	$10,982
6/23	$10,295	$11,048	$11,105
7/23	$10,317	$11,092	$11,157
8/23	$10,233	$10,932	$10,954
9/23	$9,949	$10,612	$10,592
10/23	$9,821	$10,521	$10,517
11/23	$10,369	$11,189	$11,202
12/23	$10,579	$11,449	$11,486
1/24	$10,583	$11,391	$11,407
2/24	$10,588	$11,406	$11,422
3/24	$10,593	$11,405	$11,478
4/24	$10,501	$11,264	$11,335
5/24	$10,507	$11,231	$11,321
6/24	$10,660	$11,403	$11,510
7/24	$10,740	$11,507	$11,617
8/24	$10,797	$11,598	$11,707
9/24	$10,903	$11,712	$11,829
10/24	$10,748	$11,542	$11,663
11/24	$10,954	$11,741	$11,875
12/24	$10,786	$11,570	$11,689
1/25	$10,804	$11,628	$11,765
2/25	$10,911	$11,743	$11,885
3/25	$10,703	$11,544	$11,674
4/25	$10,635	$11,451	$11,534
5/25	$10,565	$11,459	$11,528
6/25	$10,636	$11,530	$11,604
7/25	$10,537	$11,507	$11,572
8/25	$10,619	$11,607	$11,690
9/25	$10,933	$11,876	$11,956
10/25	$11,108	$12,023	$12,142
11/25	$11,154	$12,050	$12,172
12/25	$11,161	$12,061	$12,167
1/26	$11,246	$12,174	$12,284
2/26	$11,408	$12,326	$12,452
3/26	$11,190	$12,040	$12,185
4/26	$11,340	$12,178	$12,354
5/26	$11,398	$12,223	$12,375
6/26	$11,523	$12,341	$12,512
7/26	$11,290	$12,113	$12,277
8/26	$11,259	$12,085	$12,230

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.00%	0.59%	1.52%
Class A with 3.25% Maximum Sales Charge	2.53%	(0.07)%	1.19%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EASCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class C ECSCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,960	$9,950	$9,952
10/16	$9,880	$9,846	$9,840
11/16	$9,545	$9,479	$9,426
12/16	$9,623	$9,590	$9,545
1/17	$9,642	$9,653	$9,609
2/17	$9,681	$9,720	$9,652
3/17	$9,690	$9,741	$9,511
4/17	$9,759	$9,812	$9,625
5/17	$9,897	$9,968	$9,812
6/17	$9,856	$9,932	$9,824
7/17	$9,884	$10,012	$9,892
8/17	$9,943	$10,088	$10,009
9/17	$9,912	$10,037	$9,933
10/17	$9,850	$10,062	$9,979
11/17	$9,789	$10,008	$9,964
12/17	$9,817	$10,112	$10,086
1/18	$9,765	$9,993	$9,951
2/18	$9,733	$9,963	$9,893
3/18	$9,752	$10,000	$9,922
4/18	$9,731	$9,964	$9,896
5/18	$9,821	$10,079	$9,975
6/18	$9,852	$10,087	$10,006
7/18	$9,892	$10,112	$10,012
8/18	$9,911	$10,138	$10,033
9/18	$9,851	$10,072	$9,959
10/18	$9,800	$10,010	$9,923
11/18	$9,860	$10,121	$10,010
12/18	$9,948	$10,242	$10,132
1/19	$10,015	$10,319	$10,207
2/19	$10,074	$10,375	$10,321
3/19	$10,165	$10,539	$10,502
4/19	$10,174	$10,578	$10,557
5/19	$10,273	$10,724	$10,748
6/19	$10,311	$10,764	$10,785
7/19	$10,359	$10,850	$10,858
8/19	$10,459	$11,022	$11,023
9/19	$10,401	$10,933	$10,954
10/19	$10,393	$10,953	$10,974
11/19	$10,409	$10,980	$10,997
12/19	$10,425	$11,014	$11,036
1/20	$10,567	$11,212	$11,190
2/20	$10,645	$11,356	$11,352
3/20	$10,384	$10,944	$10,946
4/20	$10,262	$10,807	$10,789
5/20	$10,520	$11,151	$11,070
6/20	$10,608	$11,242	$11,273
7/20	$10,716	$11,432	$11,444
8/20	$10,685	$11,378	$11,445
9/20	$10,698	$11,381	$11,451
10/20	$10,689	$11,346	$11,420
11/20	$10,798	$11,518	$11,588
12/20	$10,842	$11,588	$11,658
1/21	$10,883	$11,662	$11,760
2/21	$10,754	$11,476	$11,582
3/21	$10,784	$11,547	$11,640
4/21	$10,835	$11,644	$11,725
5/21	$10,842	$11,679	$11,753
6/21	$10,861	$11,711	$11,778
7/21	$10,912	$11,808	$11,861
8/21	$10,887	$11,765	$11,829
9/21	$10,809	$11,680	$11,789
10/21	$10,784	$11,645	$11,740
11/21	$10,846	$11,745	$11,820
12/21	$10,833	$11,764	$11,843
1/22	$10,581	$11,442	$11,567
2/22	$10,527	$11,401	$11,510
3/22	$10,233	$11,031	$11,137
4/22	$10,016	$10,726	$10,831
5/22	$10,091	$10,885	$10,951
6/22	$9,971	$10,707	$10,724
7/22	$10,144	$10,990	$10,990
8/22	$9,968	$10,749	$10,790
9/22	$9,685	$10,336	$10,354
10/22	$9,631	$10,250	$10,236
11/22	$9,961	$10,730	$10,713
12/22	$9,983	$10,761	$10,765
1/23	$10,192	$11,070	$11,088
2/23	$9,998	$10,819	$10,854
3/23	$10,152	$11,059	$11,064
4/23	$10,134	$11,034	$11,021
5/23	$10,061	$10,939	$10,982
6/23	$10,120	$11,048	$11,105
7/23	$10,135	$11,092	$11,157
8/23	$10,041	$10,932	$10,954
9/23	$9,763	$10,612	$10,592
10/23	$9,629	$10,521	$10,517
11/23	$10,152	$11,189	$11,202
12/23	$10,364	$11,449	$11,486
1/24	$10,363	$11,391	$11,407
2/24	$10,352	$11,406	$11,422
3/24	$10,351	$11,405	$11,478
4/24	$10,251	$11,264	$11,335
5/24	$10,251	$11,231	$11,321
6/24	$10,399	$11,403	$11,510
7/24	$10,467	$11,507	$11,617
8/24	$10,515	$11,598	$11,707
9/24	$10,607	$11,712	$11,829
10/24	$10,449	$11,542	$11,663
11/24	$10,645	$11,741	$11,875
12/24	$10,485	$11,570	$11,689
1/25	$10,498	$11,628	$11,765
2/25	$10,591	$11,743	$11,885
3/25	$10,373	$11,544	$11,674
4/25	$10,306	$11,451	$11,534
5/25	$10,238	$11,459	$11,528
6/25	$10,286	$11,530	$11,604
7/25	$10,190	$11,507	$11,572
8/25	$10,272	$11,607	$11,690
9/25	$10,566	$11,876	$11,956
10/25	$10,719	$12,023	$12,142
11/25	$10,757	$12,050	$12,172
12/25	$10,759	$12,061	$12,167
1/26	$10,831	$12,174	$12,284
2/26	$10,985	$12,326	$12,452
3/26	$10,770	$12,040	$12,185
4/26	$10,901	$12,178	$12,354
5/26	$10,960	$12,223	$12,375
6/26	$11,068	$12,341	$12,512
7/26	$10,841	$12,113	$12,277
8/26	$10,804	$12,085	$12,230

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.18%	(0.15)%	0.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.18%	(0.15)%	0.78%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECSCX-TSR-AR

Eaton Vance South Carolina Municipal Income Fund

Class I EISCX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to and security selection in bonds with maturities of 17 to 22 years, contributed to relative performance

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ Security selections in the education sector contributed to fund performance during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—detracted from returns

↓ An underweight allocation to the transportation sector, which outperformed the index, detracted from returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,444	$995,009	$995,159
10/16	$988,682	$984,570	$983,990
11/16	$955,877	$947,850	$942,641
12/16	$964,789	$958,978	$954,518
1/17	$967,452	$965,300	$960,857
2/17	$972,226	$972,003	$965,173
3/17	$973,834	$974,113	$951,097
4/17	$981,777	$981,182	$962,519
5/17	$996,100	$996,754	$981,161
6/17	$992,410	$993,179	$982,400
7/17	$996,139	$1,001,214	$989,202
8/17	$1,003,098	$1,008,833	$1,000,854
9/17	$1,000,436	$1,003,704	$993,336
10/17	$995,606	$1,006,154	$997,927
11/17	$989,696	$1,000,767	$996,389
12/17	$994,540	$1,011,227	$1,008,550
1/18	$988,474	$999,322	$995,123
2/18	$986,817	$996,336	$989,334
3/18	$989,518	$1,000,013	$992,188
4/18	$987,855	$996,445	$989,579
5/18	$998,302	$1,007,855	$997,452
6/18	$1,001,151	$1,008,715	$1,000,610
7/18	$1,007,242	$1,011,163	$1,001,222
8/18	$1,008,916	$1,013,760	$1,003,255
9/18	$1,004,189	$1,007,197	$995,870
10/18	$999,385	$1,000,994	$992,316
11/18	$1,006,481	$1,012,073	$1,000,981
12/18	$1,016,607	$1,024,191	$1,013,249
1/19	$1,024,691	$1,031,933	$1,020,723
2/19	$1,031,746	$1,037,459	$1,032,138
3/19	$1,041,215	$1,053,858	$1,050,199
4/19	$1,042,835	$1,057,819	$1,055,666
5/19	$1,054,400	$1,072,403	$1,074,828
6/19	$1,058,045	$1,076,362	$1,078,490
7/19	$1,064,072	$1,085,037	$1,085,841
8/19	$1,075,705	$1,102,152	$1,102,308
9/19	$1,070,115	$1,093,317	$1,095,430
10/19	$1,070,096	$1,095,276	$1,097,371
11/19	$1,072,503	$1,098,016	$1,099,741
12/19	$1,076,146	$1,101,368	$1,103,572
1/20	$1,090,133	$1,121,156	$1,119,022
2/20	$1,099,413	$1,135,614	$1,135,224
3/20	$1,072,860	$1,094,422	$1,094,605
4/20	$1,061,325	$1,080,687	$1,078,912
5/20	$1,089,226	$1,115,065	$1,107,016
6/20	$1,099,715	$1,124,242	$1,127,257
7/20	$1,111,238	$1,143,177	$1,144,432
8/20	$1,109,822	$1,137,813	$1,144,515
9/20	$1,110,833	$1,138,054	$1,145,069
10/20	$1,110,637	$1,134,636	$1,141,990
11/20	$1,123,438	$1,151,758	$1,158,796
12/20	$1,127,917	$1,158,774	$1,165,780
1/21	$1,133,372	$1,166,159	$1,175,981
2/21	$1,122,238	$1,147,630	$1,158,193
3/21	$1,125,237	$1,154,708	$1,163,999
4/21	$1,131,694	$1,164,393	$1,172,452
5/21	$1,133,356	$1,167,867	$1,175,333
6/21	$1,136,283	$1,171,074	$1,177,833
7/21	$1,142,760	$1,180,786	$1,186,109
8/21	$1,140,883	$1,176,453	$1,182,862
9/21	$1,133,059	$1,167,963	$1,178,906
10/21	$1,131,147	$1,164,548	$1,174,042
11/21	$1,138,934	$1,174,461	$1,182,026
12/21	$1,138,273	$1,176,356	$1,184,291
1/22	$1,112,327	$1,144,156	$1,156,682
2/22	$1,108,280	$1,140,057	$1,151,025
3/22	$1,078,710	$1,103,100	$1,113,710
4/22	$1,056,430	$1,072,589	$1,083,058
5/22	$1,065,584	$1,088,522	$1,095,068
6/22	$1,052,907	$1,070,693	$1,072,378
7/22	$1,071,865	$1,098,983	$1,099,038
8/22	$1,054,142	$1,074,897	$1,078,975
9/22	$1,025,601	$1,033,642	$1,035,383
10/22	$1,020,316	$1,025,046	$1,023,557
11/22	$1,056,829	$1,072,991	$1,071,272
12/22	$1,060,111	$1,076,063	$1,076,507
1/23	$1,081,924	$1,106,973	$1,108,752
2/23	$1,062,021	$1,081,942	$1,085,350
3/23	$1,080,225	$1,105,948	$1,106,368
4/23	$1,078,927	$1,103,421	$1,102,115
5/23	$1,072,645	$1,093,859	$1,098,178
6/23	$1,078,792	$1,104,817	$1,110,468
7/23	$1,081,283	$1,109,187	$1,115,728
8/23	$1,071,476	$1,093,219	$1,095,371
9/23	$1,043,170	$1,061,178	$1,059,185
10/23	$1,029,938	$1,052,148	$1,051,671
11/23	$1,086,166	$1,118,940	$1,120,197
12/23	$1,109,632	$1,144,946	$1,148,646
1/24	$1,110,305	$1,139,098	$1,140,715
2/24	$1,110,998	$1,140,561	$1,142,159
3/24	$1,111,706	$1,140,525	$1,147,822
4/24	$1,102,217	$1,126,400	$1,133,468
5/24	$1,103,003	$1,123,096	$1,132,077
6/24	$1,119,298	$1,140,311	$1,151,027
7/24	$1,127,866	$1,150,704	$1,161,686
8/24	$1,132,711	$1,159,779	$1,170,704
9/24	$1,145,315	$1,171,242	$1,182,927
10/24	$1,127,960	$1,154,164	$1,166,252
11/24	$1,149,803	$1,174,101	$1,187,539
12/24	$1,133,647	$1,157,008	$1,168,929
1/25	$1,135,798	$1,162,807	$1,176,543
2/25	$1,147,134	$1,174,336	$1,188,532
3/25	$1,125,542	$1,154,434	$1,167,434
4/25	$1,118,545	$1,145,133	$1,153,377
5/25	$1,111,431	$1,145,869	$1,152,843
6/25	$1,117,677	$1,153,002	$1,160,447
7/25	$1,108,790	$1,150,674	$1,157,184
8/25	$1,117,610	$1,160,675	$1,168,988
9/25	$1,150,873	$1,187,554	$1,195,581
10/25	$1,168,040	$1,202,283	$1,214,241
11/25	$1,173,105	$1,205,041	$1,217,237
12/25	$1,174,088	$1,206,125	$1,216,658
1/26	$1,183,208	$1,217,445	$1,228,441
2/26	$1,201,764	$1,232,618	$1,245,237
3/26	$1,179,070	$1,203,989	$1,218,458
4/26	$1,193,702	$1,217,775	$1,235,449
5/26	$1,201,354	$1,222,322	$1,237,459
6/26	$1,213,285	$1,234,103	$1,251,208
7/26	$1,190,424	$1,211,258	$1,227,725
8/26	$1,186,990	$1,208,488	$1,223,024

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.21%	0.80%	1.73%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg South Carolina Municipal Bond Index	4.62%	0.67%	2.03%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$225,098,235
# of Portfolio Holdings	162
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$858,115

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	4.3%
Senior Living/Life Care	4.2%
Transportation	5.3%
Short-Term Investments	5.9%
Lease Rev./Cert. of Participation	6.9%
Education	8.5%
Electric Utilities	8.5%
Housing	8.7%
Water and Sewer	11.5%
General Obligations	15.5%
Hospital	20.7%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	6.2%
BB	2.4%
BBB	3.4%
A	21.5%
AA	49.9%
AAA	16.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EISCX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class A ETVAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,644	$9,950	$9,966
10/16	$9,589	$9,846	$9,871
11/16	$9,345	$9,479	$9,513
12/16	$9,408	$9,590	$9,631
1/17	$9,454	$9,653	$9,699
2/17	$9,505	$9,720	$9,761
3/17	$9,520	$9,741	$9,779
4/17	$9,584	$9,812	$9,856
5/17	$9,671	$9,968	$9,995
6/17	$9,649	$9,932	$9,964
7/17	$9,688	$10,012	$10,030
8/17	$9,739	$10,088	$10,097
9/17	$9,685	$10,037	$10,031
10/17	$9,642	$10,062	$10,039
11/17	$9,575	$10,008	$9,962
12/17	$9,632	$10,112	$10,083
1/18	$9,550	$9,993	$9,970
2/18	$9,531	$9,963	$9,937
3/18	$9,575	$10,000	$9,977
4/18	$9,551	$9,964	$9,936
5/18	$9,639	$10,079	$10,045
6/18	$9,666	$10,087	$10,054
7/18	$9,690	$10,112	$10,073
8/18	$9,719	$10,138	$10,096
9/18	$9,669	$10,072	$10,032
10/18	$9,618	$10,010	$9,981
11/18	$9,707	$10,121	$10,088
12/18	$9,795	$10,242	$10,205
1/19	$9,870	$10,319	$10,287
2/19	$9,921	$10,375	$10,340
3/19	$10,035	$10,539	$10,482
4/19	$10,048	$10,578	$10,507
5/19	$10,162	$10,724	$10,636
6/19	$10,198	$10,764	$10,675
7/19	$10,273	$10,850	$10,764
8/19	$10,424	$11,022	$10,901
9/19	$10,356	$10,933	$10,821
10/19	$10,351	$10,953	$10,846
11/19	$10,360	$10,980	$10,876
12/19	$10,385	$11,014	$10,901
1/20	$10,565	$11,212	$11,070
2/20	$10,681	$11,356	$11,179
3/20	$10,323	$10,944	$10,880
4/20	$10,228	$10,807	$10,813
5/20	$10,556	$11,151	$11,152
6/20	$10,633	$11,242	$11,199
7/20	$10,776	$11,432	$11,355
8/20	$10,746	$11,378	$11,320
9/20	$10,754	$11,381	$11,328
10/20	$10,721	$11,346	$11,287
11/20	$10,876	$11,518	$11,428
12/20	$10,937	$11,588	$11,467
1/21	$10,984	$11,662	$11,527
2/21	$10,830	$11,476	$11,367
3/21	$10,848	$11,547	$11,419
4/21	$10,934	$11,644	$11,496
5/21	$10,980	$11,679	$11,515
6/21	$10,998	$11,711	$11,544
7/21	$11,070	$11,808	$11,629
8/21	$11,033	$11,765	$11,586
9/21	$10,942	$11,680	$11,518
10/21	$10,919	$11,645	$11,494
11/21	$10,992	$11,745	$11,569
12/21	$10,997	$11,764	$11,586
1/22	$10,713	$11,442	$11,307
2/22	$10,637	$11,401	$11,272
3/22	$10,339	$11,031	$10,917
4/22	$10,055	$10,726	$10,614
5/22	$10,157	$10,885	$10,771
6/22	$10,011	$10,707	$10,592
7/22	$10,253	$10,990	$10,875
8/22	$10,007	$10,749	$10,629
9/22	$9,666	$10,336	$10,180
10/22	$9,588	$10,250	$10,113
11/22	$9,987	$10,730	$10,591
12/22	$9,993	$10,761	$10,615
1/23	$10,252	$11,070	$10,923
2/23	$10,022	$10,819	$10,654
3/23	$10,185	$11,059	$10,900
4/23	$10,179	$11,034	$10,870
5/23	$10,089	$10,939	$10,770
6/23	$10,163	$11,048	$10,884
7/23	$10,201	$11,092	$10,919
8/23	$10,070	$10,932	$10,743
9/23	$9,754	$10,612	$10,389
10/23	$9,595	$10,521	$10,293
11/23	$10,213	$11,189	$11,008
12/23	$10,443	$11,449	$11,274
1/24	$10,457	$11,391	$11,200
2/24	$10,456	$11,406	$11,217
3/24	$10,485	$11,405	$11,219
4/24	$10,412	$11,264	$11,077
5/24	$10,382	$11,231	$11,040
6/24	$10,546	$11,403	$11,219
7/24	$10,607	$11,507	$11,314
8/24	$10,686	$11,598	$11,393
9/24	$10,789	$11,712	$11,509
10/24	$10,656	$11,542	$11,336
11/24	$10,849	$11,741	$11,544
12/24	$10,700	$11,570	$11,366
1/25	$10,728	$11,628	$11,428
2/25	$10,830	$11,743	$11,547
3/25	$10,634	$11,544	$11,349
4/25	$10,574	$11,451	$11,243
5/25	$10,497	$11,459	$11,262
6/25	$10,589	$11,530	$11,322
7/25	$10,531	$11,507	$11,297
8/25	$10,660	$11,607	$11,387
9/25	$10,966	$11,876	$11,661
10/25	$11,134	$12,023	$11,795
11/25	$11,165	$12,050	$11,829
12/25	$11,179	$12,061	$11,836
1/26	$11,271	$12,174	$11,944
2/26	$11,440	$12,326	$12,101
3/26	$11,204	$12,040	$11,820
4/26	$11,343	$12,178	$11,979
5/26	$11,419	$12,223	$12,008
6/26	$11,529	$12,341	$12,129
7/26	$11,291	$12,113	$11,884
8/26	$11,237	$12,085	$11,850

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	5.46%	0.37%	1.51%
Class A with 3.25% Maximum Sales Charge	2.08%	(0.28)%	1.17%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ETVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class C ECVAX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$10,000	$10,000	$10,000
9/16	$9,957	$9,950	$9,966
10/16	$9,891	$9,846	$9,871
11/16	$9,638	$9,479	$9,513
12/16	$9,694	$9,590	$9,631
1/17	$9,745	$9,653	$9,699
2/17	$9,779	$9,720	$9,761
3/17	$9,789	$9,741	$9,779
4/17	$9,844	$9,812	$9,856
5/17	$9,944	$9,968	$9,995
6/17	$9,909	$9,932	$9,964
7/17	$9,942	$10,012	$10,030
8/17	$9,987	$10,088	$10,097
9/17	$9,922	$10,037	$10,031
10/17	$9,867	$10,062	$10,039
11/17	$9,802	$10,008	$9,962
12/17	$9,851	$10,112	$10,083
1/18	$9,771	$9,993	$9,970
2/18	$9,741	$9,963	$9,937
3/18	$9,766	$10,000	$9,977
4/18	$9,741	$9,964	$9,936
5/18	$9,830	$10,079	$10,045
6/18	$9,851	$10,087	$10,054
7/18	$9,870	$10,112	$10,073
8/18	$9,892	$10,138	$10,096
9/18	$9,843	$10,072	$10,032
10/18	$9,781	$10,010	$9,981
11/18	$9,860	$10,121	$10,088
12/18	$9,948	$10,242	$10,205
1/19	$10,012	$10,319	$10,287
2/19	$10,055	$10,375	$10,340
3/19	$10,168	$10,539	$10,482
4/19	$10,176	$10,578	$10,507
5/19	$10,287	$10,724	$10,636
6/19	$10,317	$10,764	$10,675
7/19	$10,392	$10,850	$10,764
8/19	$10,538	$11,022	$10,901
9/19	$10,447	$10,933	$10,821
10/19	$10,450	$10,953	$10,846
11/19	$10,443	$10,980	$10,876
12/19	$10,473	$11,014	$10,901
1/20	$10,644	$11,212	$11,070
2/20	$10,757	$11,356	$11,179
3/20	$10,392	$10,944	$10,880
4/20	$10,278	$10,807	$10,813
5/20	$10,607	$11,151	$11,152
6/20	$10,673	$11,242	$11,199
7/20	$10,822	$11,432	$11,355
8/20	$10,766	$11,378	$11,320
9/20	$10,769	$11,381	$11,328
10/20	$10,746	$11,346	$11,287
11/20	$10,894	$11,518	$11,428
12/20	$10,944	$11,588	$11,467
1/21	$10,981	$11,662	$11,527
2/21	$10,814	$11,476	$11,367
3/21	$10,837	$11,547	$11,419
4/21	$10,910	$11,644	$11,496
5/21	$10,946	$11,679	$11,515
6/21	$10,957	$11,711	$11,544
7/21	$11,016	$11,808	$11,629
8/21	$10,990	$11,765	$11,586
9/21	$10,891	$11,680	$11,518
10/21	$10,853	$11,645	$11,494
11/21	$10,914	$11,745	$11,569
12/21	$10,913	$11,764	$11,586
1/22	$10,629	$11,442	$11,307
2/22	$10,556	$11,401	$11,272
3/22	$10,248	$11,031	$10,917
4/22	$9,953	$10,726	$10,614
5/22	$10,052	$10,885	$10,771
6/22	$9,904	$10,707	$10,592
7/22	$10,129	$10,990	$10,875
8/22	$9,893	$10,749	$10,629
9/22	$9,547	$10,336	$10,180
10/22	$9,461	$10,250	$10,113
11/22	$9,849	$10,730	$10,591
12/22	$9,851	$10,761	$10,615
1/23	$10,102	$11,070	$10,923
2/23	$9,856	$10,819	$10,654
3/23	$10,022	$11,059	$10,900
4/23	$10,000	$11,034	$10,870
5/23	$9,916	$10,939	$10,770
6/23	$9,978	$11,048	$10,884
7/23	$10,008	$11,092	$10,919
8/23	$9,875	$10,932	$10,743
9/23	$9,554	$10,612	$10,389
10/23	$9,398	$10,521	$10,293
11/23	$9,992	$11,189	$11,008
12/23	$10,217	$11,449	$11,274
1/24	$10,212	$11,391	$11,200
2/24	$10,221	$11,406	$11,217
3/24	$10,243	$11,405	$11,219
4/24	$10,149	$11,264	$11,077
5/24	$10,132	$11,231	$11,040
6/24	$10,273	$11,403	$11,219
7/24	$10,336	$11,507	$11,314
8/24	$10,401	$11,598	$11,393
9/24	$10,489	$11,712	$11,509
10/24	$10,367	$11,542	$11,336
11/24	$10,533	$11,741	$11,544
12/24	$10,386	$11,570	$11,366
1/25	$10,420	$11,628	$11,428
2/25	$10,506	$11,743	$11,547
3/25	$10,317	$11,544	$11,349
4/25	$10,235	$11,451	$11,243
5/25	$10,151	$11,459	$11,262
6/25	$10,254	$11,530	$11,322
7/25	$10,174	$11,507	$11,297
8/25	$10,296	$11,607	$11,387
9/25	$10,600	$11,876	$11,661
10/25	$10,743	$12,023	$11,795
11/25	$10,765	$12,050	$11,829
12/25	$10,774	$12,061	$11,836
1/26	$10,863	$12,174	$11,944
2/26	$11,006	$12,326	$12,101
3/26	$10,770	$12,040	$11,820
4/26	$10,901	$12,178	$11,979
5/26	$10,963	$12,223	$12,008
6/26	$11,067	$12,341	$12,129
7/26	$10,830	$12,113	$11,884
8/26	$10,782	$12,085	$11,850

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.72%	(0.38)%	0.76%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.72%	(0.38)%	0.76%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

ECVAX-TSR-AR

Eaton Vance Virginia Municipal Income Fund

Class I EVAIX

Annual Shareholder Report August 31, 2026

This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in bonds with 22+ years remaining to maturity helped returns during the period

↑ An overweight exposure to and security selection in bonds with coupon rates between 4% and 4.99% also helped returns

↑ An overweight position and security selections in the hospital sector contributed to returns during the period

↓ An overweight position and security selections in the education sector detracted from returns during the period

↓ An out-of-index exposure to variable-rate demand notes (VRDNs)—typically considered a defensive investment—also detracted from returns during the period

↓ An overweight exposure to AAA-rated bonds also detracted from relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/16	$1,000,000	$1,000,000	$1,000,000
9/16	$996,976	$995,009	$996,630
10/16	$991,474	$984,570	$987,058
11/16	$966,483	$947,850	$951,252
12/16	$973,186	$958,978	$963,105
1/17	$978,062	$965,300	$969,947
2/17	$983,531	$972,003	$976,126
3/17	$985,252	$974,113	$977,945
4/17	$991,942	$981,182	$985,636
5/17	$1,001,099	$996,754	$999,461
6/17	$999,063	$993,179	$996,365
7/17	$1,003,246	$1,001,214	$1,003,040
8/17	$1,008,724	$1,008,833	$1,009,650
9/17	$1,003,297	$1,003,704	$1,003,075
10/17	$999,120	$1,006,154	$1,003,860
11/17	$992,468	$1,000,767	$996,249
12/17	$997,366	$1,011,227	$1,008,314
1/18	$990,321	$999,322	$997,041
2/18	$988,597	$996,336	$993,739
3/18	$991,967	$1,000,013	$997,654
4/18	$989,694	$996,445	$993,583
5/18	$1,000,296	$1,007,855	$1,004,526
6/18	$1,003,241	$1,008,715	$1,005,352
7/18	$1,005,927	$1,011,163	$1,007,256
8/18	$1,009,038	$1,013,760	$1,009,556
9/18	$1,004,061	$1,007,197	$1,003,237
10/18	$998,989	$1,000,994	$998,080
11/18	$1,007,075	$1,012,073	$1,008,848
12/18	$1,016,317	$1,024,191	$1,020,526
1/19	$1,025,594	$1,031,933	$1,028,713
2/19	$1,031,002	$1,037,459	$1,034,000
3/19	$1,041,698	$1,053,858	$1,048,189
4/19	$1,044,516	$1,057,819	$1,050,702
5/19	$1,056,517	$1,072,403	$1,063,611
6/19	$1,060,491	$1,076,362	$1,067,509
7/19	$1,068,394	$1,085,037	$1,076,389
8/19	$1,084,319	$1,102,152	$1,090,140
9/19	$1,076,023	$1,093,317	$1,082,146
10/19	$1,077,077	$1,095,276	$1,084,581
11/19	$1,076,905	$1,098,016	$1,087,593
12/19	$1,080,996	$1,101,368	$1,090,146
1/20	$1,099,910	$1,121,156	$1,106,977
2/20	$1,112,117	$1,135,614	$1,117,949
3/20	$1,075,085	$1,094,422	$1,087,997
4/20	$1,064,099	$1,080,687	$1,081,345
5/20	$1,098,368	$1,115,065	$1,115,154
6/20	$1,106,583	$1,124,242	$1,119,862
7/20	$1,122,998	$1,143,177	$1,135,528
8/20	$1,118,670	$1,137,813	$1,131,984
9/20	$1,119,639	$1,138,054	$1,132,777
10/20	$1,117,819	$1,134,636	$1,128,723
11/20	$1,134,144	$1,151,758	$1,142,831
12/20	$1,140,675	$1,158,774	$1,146,678
1/21	$1,145,724	$1,166,159	$1,152,654
2/21	$1,129,939	$1,147,630	$1,136,669
3/21	$1,131,949	$1,154,708	$1,141,855
4/21	$1,141,127	$1,164,393	$1,149,599
5/21	$1,144,658	$1,167,867	$1,151,489
6/21	$1,146,754	$1,171,074	$1,154,428
7/21	$1,154,442	$1,180,786	$1,162,850
8/21	$1,152,233	$1,176,453	$1,158,582
9/21	$1,142,959	$1,167,963	$1,151,816
10/21	$1,139,312	$1,164,548	$1,149,436
11/21	$1,147,096	$1,174,461	$1,156,948
12/21	$1,147,804	$1,176,356	$1,158,644
1/22	$1,118,445	$1,144,156	$1,130,692
2/22	$1,112,072	$1,140,057	$1,127,179
3/22	$1,081,221	$1,103,100	$1,091,680
4/22	$1,050,368	$1,072,589	$1,061,438
5/22	$1,061,180	$1,088,522	$1,077,115
6/22	$1,047,515	$1,070,693	$1,059,219
7/22	$1,071,516	$1,098,983	$1,087,452
8/22	$1,047,550	$1,074,897	$1,062,868
9/22	$1,010,649	$1,033,642	$1,018,035
10/22	$1,004,165	$1,025,046	$1,011,323
11/22	$1,045,926	$1,072,991	$1,059,066
12/22	$1,046,771	$1,076,063	$1,061,506
1/23	$1,074,067	$1,106,973	$1,092,312
2/23	$1,048,671	$1,081,942	$1,065,391
3/23	$1,067,355	$1,105,948	$1,089,966
4/23	$1,065,501	$1,103,421	$1,086,993
5/23	$1,056,214	$1,093,859	$1,077,000
6/23	$1,065,623	$1,104,817	$1,088,391
7/23	$1,068,325	$1,109,187	$1,091,850
8/23	$1,054,751	$1,093,219	$1,074,287
9/23	$1,021,904	$1,061,178	$1,038,943
10/23	$1,005,487	$1,052,148	$1,029,340
11/23	$1,070,303	$1,118,940	$1,100,846
12/23	$1,096,060	$1,144,946	$1,127,354
1/24	$1,096,189	$1,139,098	$1,120,023
2/24	$1,097,820	$1,140,561	$1,121,719
3/24	$1,101,016	$1,140,525	$1,121,878
4/24	$1,092,031	$1,126,400	$1,107,651
5/24	$1,090,649	$1,123,096	$1,104,011
6/24	$1,106,401	$1,140,311	$1,121,884
7/24	$1,114,574	$1,150,704	$1,131,354
8/24	$1,122,988	$1,159,779	$1,139,333
9/24	$1,132,493	$1,171,242	$1,150,895
10/24	$1,120,208	$1,154,164	$1,133,583
11/24	$1,139,119	$1,174,101	$1,154,372
12/24	$1,123,658	$1,157,008	$1,136,614
1/25	$1,128,419	$1,162,807	$1,142,812
2/25	$1,139,279	$1,174,336	$1,154,687
3/25	$1,118,925	$1,154,434	$1,134,939
4/25	$1,111,222	$1,145,133	$1,124,325
5/25	$1,103,386	$1,145,869	$1,126,240
6/25	$1,114,746	$1,153,002	$1,132,216
7/25	$1,107,328	$1,150,674	$1,129,729
8/25	$1,121,000	$1,160,675	$1,138,702
9/25	$1,154,990	$1,187,554	$1,166,095
10/25	$1,171,245	$1,202,283	$1,179,464
11/25	$1,176,244	$1,205,041	$1,182,881
12/25	$1,177,994	$1,206,125	$1,183,555
1/26	$1,187,851	$1,217,445	$1,194,406
2/26	$1,204,102	$1,232,618	$1,210,122
3/26	$1,179,570	$1,203,989	$1,182,007
4/26	$1,194,399	$1,217,775	$1,197,880
5/26	$1,202,621	$1,222,322	$1,200,801
6/26	$1,214,303	$1,234,103	$1,212,924
7/26	$1,191,201	$1,211,258	$1,188,376
8/26	$1,186,157	$1,208,488	$1,185,024

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	5.81%	0.58%	1.72%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Virginia Municipal Bond Index	4.07%	0.45%	1.71%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$82,907,450
# of Portfolio Holdings	125
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$224,541

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	11.7%
Housing	3.5%
Bond Bank	5.0%
Hospital	6.2%
Senior Living/Life Care	6.5%
Education	8.2%
Lease Rev./Cert. of Participation	9.1%
Transportation	11.4%
Water and Sewer	12.3%
General Obligations	26.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
NR	7.7%
B	0.9%
BB	2.5%
BBB	5.2%
A	4.9%
AA	44.1%
AAA	34.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report August 31, 2026

EVAIX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)–(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2025 and August 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$45,585	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,585	$45,400

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/25	8/31/26
Audit Fees	$43,465	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,465	$43,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/24	7/31/25	8/31/25	9/30/25	7/31/26	8/31/26
Audit Fees	$345,800	$309,570	$312,050	$346,399	$309,400	$311,800
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$345,800	$309,570	$312,050	$346,399	$309,400	$311,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/24	7/31/25	8/31/25	9/30/25	7/31/26	8/31/26
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490	$19,414	$19,414

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
August 31, 2026

Georgia • Maryland • Missouri • North Carolina • Oregon
South Carolina • Virginia

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information August 31, 2026
Eaton Vance
Municipal Income Funds

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.7%

Security	Principal Amount (000's omitted)	Value
Housing — 0.7%
Housing Authority of Savannah, GA, (Pines At Garden City), Series 2025A, (FNMA), 4.75%, 3/1/42	$985	$ 967,324
Total Tax-Exempt Mortgage-Backed Securities (identified cost $985,000)		$ 967,324

Tax-Exempt Municipal Obligations — 95.3%

Security	Principal Amount (000's omitted)	Value
Education — 9.1%
Cobb County Development Authority, GA, (Georgia Tech Cobb Research), 5.00%, 6/1/49	$1,000	$ 1,002,666
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 6.00%, 6/1/45(1)	1,000	1,031,755
Fulton County Development Authority, GA, (Georgia Tech Athletic Association), 5.00%, 8/1/37	1,750	1,931,314
Fulton County Development Authority, GA, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/49	625	641,316
Fulton County Development Authority, GA, (Spelman College):
5.00%, 6/1/44	410	426,201
5.25%, 6/1/51	2,000	2,042,857
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	1,745	1,587,155
Private Colleges and Universities Authority, GA, (Emory University), 5.25%, 9/1/39	2,290	2,520,794
Private Colleges and Universities Authority, GA, (Mercer University):
5.25%, 10/1/41	740	787,465
5.25%, 10/1/44	500	525,102
Public Finance Authority, WI, (Cherokee Classical Academy), 6.00%, 6/15/35(1)	200	204,198
		$ 12,700,823
Electric Utilities — 1.3%
Dalton, GA, Combined Utilities Revenue, 4.00%, 3/1/34	$240	$ 241,079
Georgia Municipal Electric Power Authority, 5.00%, 1/1/28	1,500	1,515,860
		$ 1,756,939
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.3%
Atlanta, GA, Water and Wastewater Revenue, Prerefunded to 11/1/27, 5.00%, 11/1/39	$1,500	$ 1,541,447
Forsyth County Hospital Authority, GA, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	295	306,801
		$ 1,848,248
General Obligations — 11.5%
Atlanta Urban Redevelopment Agency, GA, 5.00%, 7/1/38	$445	$ 485,067
Atlanta, GA, Social Bonds, 5.00%, 12/1/36	1,000	1,084,411
Bryan County School District, GA:
4.00%, 8/1/33	500	500,248
4.00%, 8/1/34	435	435,175
Charlton County School District, GA, 6.00%, 4/1/40	450	516,276
Dalton, GA, 5.00%, 2/1/48	1,130	1,137,349
Georgia, 3.00%, 8/1/36	450	420,222
Greene County School District, GA, 4.00%, 6/1/48	1,610	1,488,854
Habersham County, GA:
5.00%, 4/1/45	575	601,239
5.00%, 4/1/46	575	597,330
Hall County School District, GA, 5.00%, 2/1/37	500	535,282
Jackson County School District, GA, 5.00%, 3/1/36	260	290,571
Miller County School District, GA, 5.00%, 2/1/42	10	10,643
Monroe County School District, GA, 5.25%, 8/1/55	2,000	2,085,003
Perry Public Facilities Authority, GA, 4.00%, 4/1/46	115	109,054
Puerto Rico:
0.00%, 7/1/33	750	548,087
5.625%, 7/1/29	1,500	1,576,086
Unified Government of Athens-Clarke County Development Authority, GA, 5.00%, 6/1/32	1,080	1,081,825
Valdosta Board of Education, GA, 5.00%, 2/1/35	1,000	1,096,436
Valdosta Lowndes County, GA, Industrial Development Authority, 5.00%, 2/1/44	1,350	1,417,450
		$ 16,016,608
Hospital — 9.7%
Brookhaven Development Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/49	$1,320	$ 1,182,578
Dalton Whitfield County Joint Development Authority, GA, (Hamilton Health Care System, Inc.), 5.00%, 8/15/35	2,125	2,293,651
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 4.00%, 7/1/39	840	821,025
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,502,025

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fulton County Development Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/37	$1,250	$ 1,258,842
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.):
4.00%, 2/15/45	1,970	1,797,993
5.00%, 10/15/34	1,000	1,099,796
5.00%, 2/15/37	1,000	1,005,125
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System):
4.00%, 8/1/37	250	234,783
4.00%, 8/1/38	500	455,822
5.00%, 8/1/28	620	620,629
Paulding County Hospital Authority, GA, (Wellstar Health System, Inc.):
5.00%, 4/1/36	250	275,691
5.00%, 4/1/56	1,000	1,017,382
		$ 13,565,342
Housing — 11.0%
Atlanta Urban Residential Finance Authority, GA, (Flats At Stone Hogan), (FNMA), 4.37%, 5/1/44	$1,000	$ 925,801
Cobb County Development Authority, GA, (KSU Housing Real Estate Foundations):
5.00%, 6/15/36	750	826,255
5.00%, 6/15/46	900	927,292
Cobb County Development Authority, GA, (KSU Summit II Student Housing):
5.00%, 7/15/42	750	778,434
5.00%, 7/15/43	1,315	1,359,278
DeKalb County Housing Authority, GA, (Willow Branch Apartments), 5.00%, 7/1/44	1,000	996,595
DeKalb County Housing Authority, GA, (Windmont Pointe), 4.00%, 7/1/36	1,000	982,116
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	1,920	1,798,889
Douglas County Housing Authority, GA, (Durelee Lane Senior Residences), (FNMA), 5.10%, 2/1/44	1,000	1,009,555
Georgia Housing and Finance Authority:
2.40%, 12/1/41	2,125	1,593,069
3.65%, 6/1/44	1,485	1,303,940
4.45%, 12/1/44	1,000	969,744
(FHLMC), (FNMA), (GNMA), 4.85%, 12/1/40	250	251,284
Warner Robins Housing Authority Resident Council Corp., GA, (Arbours at Wellston), 5.00% to 2/1/28 (Put Date), 2/1/29	1,500	1,541,357
		$ 15,263,609
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 3.3%
Albany Dougherty Payroll Development Authority, GA, Solid Waste Disposal, (Procter & Gamble), 5.20%, 5/15/28	$2,000	$ 2,065,934
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 2.20%, 10/1/32	750	665,076
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,907,719
		$ 4,638,729
Insured - Electric Utilities — 4.9%
Bainbridge, GA, Combined Utility Revenue, (BAM), 4.00%, 12/1/51	$1,740	$ 1,563,576
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J):
(AG), 5.00%, 7/1/37	1,470	1,568,663
(AG), 5.00%, 7/1/48	125	127,176
(AG), 5.00%, 7/1/55	1,000	1,006,505
Municipal Gas Authority of Georgia, GA, (Mid-State Energy Commission), (BAM), 5.00%, 9/1/43	1,150	1,187,520
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	980	989,905
(NPFG), 5.25%, 7/1/34	420	418,438
		$ 6,861,783
Insured - Hospital — 0.7%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	$1,000	$ 1,020,582
		$ 1,020,582
Insured - Lease Revenue/Certificates of Participation — 2.0%
Dacula Urban Redevelopment Agency, GA, (AG), 5.00%, 2/1/42	$1,175	$ 1,231,519
Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,492	1,515,014
		$ 2,746,533
Insured - Water and Sewer — 2.8%
Atlanta, GA, Water and Wastewater Revenue, Green Bonds, (BAM), 5.00%, 11/1/39	$1,000	$ 1,076,959
Augusta, GA, Water and Sewer Revenue:
(BAM), 5.00%, 10/1/33	400	439,334
(BAM), 5.00%, 10/1/40	250	262,085
DeKalb County, GA, Water and Sewerage Revenue, (AG), 5.25%, 10/1/32	1,590	1,592,973
Springfield, GA, Water and Sewer Fund:
(AG), 5.00%, 9/1/44	250	261,101

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Springfield, GA, Water and Sewer Fund: (continued)
(AG), 5.00%, 9/1/47	$250	$ 257,426
		$ 3,889,878
Lease Revenue/Certificates of Participation — 0.5%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	$500	$ 508,081
Gwinnett County, GA, Water and Sewerage Authority, 3.00%, 8/1/32	80	78,008
Sandy Springs Public Facilities Authority, GA, 2.00%, 5/1/35	130	108,765
		$ 694,854
Other Revenue — 5.2%
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/39	$1,500	$ 1,601,117
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	455	470,544
5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,074,624
5.00% to 12/1/30 (Put Date), 5/1/54	1,000	1,039,190
5.00% to 3/1/32 (Put Date), 12/1/54	2,000	2,124,256
		$ 7,309,731
Senior Living/Life Care — 0.6%
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 5.00%, 4/1/54(1)	$315	$ 294,435
Gainesville and Hall County Development Authority, GA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	500	501,229
		$ 795,664
Special Tax Revenue — 5.2%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$180	$ 185,535
5.00%, 9/1/38(1)	200	199,943
Atlanta Development Authority, GA, (Westside Gulch Area):
5.00%, 4/1/34(1)	1,500	1,522,940
5.50%, 4/1/39(1)	500	505,529
Cobb-Marietta Coliseum and Exhibit Hall Authority, GA, (Cobb Galleria Center), 5.50%, 10/1/50	225	238,910
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
Green Bonds, 5.00%, 7/1/39	855	913,658
Green Bonds, 5.00%, 7/1/45	1,600	1,673,762
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$2,000	$ 1,940,970
		$ 7,181,247
Transportation — 12.8%
Atlanta, GA, Airport Customer Facility Charge:
5.25%, 7/1/45	$1,000	$ 1,060,057
5.50%, 7/1/50	500	528,287
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/35	1,940	1,941,508
(AMT), 4.00%, 7/1/40	3,000	2,853,184
(AMT), 5.25%, 7/1/42	1,420	1,494,659
(AMT), 5.25%, 7/1/46	1,500	1,555,001
Green Bonds, (AMT), 5.25%, 7/1/42	1,000	1,052,577
Georgia Ports Authority, 4.00%, 7/1/47	3,000	2,808,710
Georgia Road and Tollway Authority, 5.00%, 7/15/45	1,000	1,060,943
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	1,000	1,027,680
(AMT), 6.50%, 6/30/60	1,500	1,641,950
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/43	850	880,909
		$ 17,905,465
Water and Sewer — 13.4%
Atlanta, GA, Water and Wastewater Revenue:
Green Bonds, 5.00%, 11/1/39	$1,000	$ 1,092,405
Green Bonds, 5.00%, 11/1/51	200	205,789
Cartersville, GA, Water and Sewer Revenue:
4.125%, 6/1/46	485	464,018
5.00%, 6/1/51	335	344,643
Cherokee County Water and Sewerage Authority, GA, 4.00%, 8/1/53	1,250	1,127,313
Coweta County Water and Sewerage Authority, GA, 5.00%, 6/1/49	1,000	1,027,970
DeKalb County, GA, Water and Sewerage Revenue:
5.00%, 10/1/36	945	1,023,486
5.00%, 10/1/45	2,125	2,203,749
5.00%, 10/1/48	1,000	1,033,220
5.00%, 10/1/50	1,520	1,560,622
Douglasville Douglas County Water and Sewer Authority, GA, 5.00%, 6/1/48	1,000	1,032,986
Gainesville, GA, Water and Sewerage Revenue, 4.125%, 11/15/46	2,000	1,925,148
Kingsland, GA, Water and Sewerage Revenue, 4.00%, 9/1/43	1,840	1,751,680

See Notes to Financial Statements.

Eaton Vance
Georgia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Savannah, GA, Water and Sewer Revenue, 4.25%, 12/1/46	$2,000	$ 1,934,861
Walton County Water and Sewerage Authority, GA:
5.00%, 2/1/53	950	964,916
5.25%, 2/1/47	1,000	1,044,171
		$ 18,736,977
Total Tax-Exempt Municipal Obligations (identified cost $134,379,602)		$132,933,012

Taxable Municipal Obligations — 2.7%

Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Georgia Private Colleges and Universities Authority, (Emory University), (LOC: Truist Bank), 3.80%, 9/1/52(2)	$1,600	$ 1,600,000
		$ 1,600,000
General Obligations — 0.4%
Downtown Smyrna Development Authority, GA, 5.45%, 2/1/38	$500	$ 497,601
		$ 497,601
Insured - General Obligations — 1.2%
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	$1,750	$ 1,749,903
		$ 1,749,903
Total Taxable Municipal Obligations (identified cost $3,818,816)		$ 3,847,504

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 4/15/28	$1,000	$ 991,055
Total U.S. Treasury Obligations (identified cost $993,242)		$ 991,055

Short-Term Investments — 0.1%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(3)	120,634	$ 120,646
Total Short-Term Investments (identified cost $120,646)		$ 120,646
Total Investments — 99.5% (identified cost $140,297,306)		$138,859,541
Other Assets, Less Liabilities — 0.5%		$ 664,178
Net Assets — 100.0%		$139,523,719

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $5,852,054 or 4.2% of the Fund's net assets.

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(3)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
2.1% to 5.1% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Maryland Community Development Administration, (Local Government Infrastructure), 5.00%, 6/1/43	$775	$ 802,579
		$ 802,579
Education — 5.4%
Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	$175	$ 175,240
Maryland Health and Higher Educational Facilities Authority, (Stevenson University), 5.00%, 6/1/32	415	433,188
Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,025	950,168
Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	2,100	1,968,068
University System of Maryland:
4.00%, 4/1/34	1,000	994,256
4.375%, 4/1/51	225	218,401
		$ 4,739,321
Escrowed/Prerefunded — 0.6%
Washington County, MD, (Diakon Lutheran Social Ministries), Prerefunded to 1/1/29, 5.00%, 1/1/32	$500	$ 524,694
		$ 524,694
General Obligations — 25.2%
Anne Arundel County, MD:
5.00%, 10/1/36	$1,135	$ 1,264,429
5.00%, 10/1/46	715	728,947
5.00%, 10/1/46	700	736,654
Baltimore County, MD:
4.00%, 3/1/40	945	921,957
5.00%, 3/1/44	1,000	1,056,160
Carroll County, MD, 4.00%, 11/1/42	135	130,511
Cecil County, MD, 4.50%, 8/1/53	805	782,657
Frederick County, MD, 4.00%, 8/1/46	2,650	2,511,524
Howard County, MD:
2.00%, 8/15/34	465	394,013
2.00%, 8/15/35	525	431,796
Maryland:
3.00%, 8/1/31	930	915,688
4.00%, 3/15/35	530	538,503
Montgomery County, MD:
2.00%, 8/1/39	1,995	1,451,321
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD: (continued)
3.00%, 8/1/33	$2,125	$ 2,048,037
3.00%, 11/1/35	275	256,315
4.00%, 8/1/40	35	34,131
Prince George's County, MD:
5.00%, 8/1/41	925	984,699
5.00%, 8/1/42	310	331,206
Puerto Rico:
0.00%, 7/1/33	750	548,087
5.625%, 7/1/29	1,000	1,050,724
St. Mary's County, MD, 5.00%, 8/15/38	1,030	1,140,893
Talbot County, MD, 5.00%, 1/1/37	1,380	1,480,194
Washington Suburban Sanitary District, MD:
5.00%, 6/1/40	1,000	1,063,559
Green Bonds, 3.00%, 6/1/42	1,675	1,376,336
		$ 22,178,341
Hospital — 14.2%
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$800	$ 815,609
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	1,365	1,365,501
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	350	381,284
5.00%, 5/15/40	50	54,061
Maryland Health and Higher Educational Facilities Authority, (Luminis Health Issue):
5.00%, 7/1/38(1)	920	963,293
5.00%, 7/1/42	1,000	1,040,210
5.00%, 7/1/43	1,000	1,036,393
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.25%, 8/15/51	1,000	1,029,468
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Health System), 4.00%, 7/1/48	2,425	2,099,792
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,001,120
Maryland Health and Higher Educational Facilities Authority, (UPMC), 5.00%, 4/15/32	275	290,741

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County, MD, (Trinity Health Corp.), 4.00%, 12/1/44	$2,000	$ 1,824,296
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	660	583,227
		$ 12,484,995
Housing — 11.3%
Howard County Housing Commission, MD, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$ 1,007,749
Maryland Community Development Administration:
2.30%, 9/1/35	1,000	842,727
Social Bonds, 1.65%, 9/1/29	555	519,435
Social Bonds, 1.80%, 9/1/30	300	273,711
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.375%, 9/1/43	900	876,898
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 9/1/37	750	740,980
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 3/1/53	420	443,883
Sustainability Bonds, 4.35%, 7/1/43	1,000	964,471
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	995	923,722
Maryland Department of Housing and Community Development Administration, Green Bonds, 4.45%, 7/1/44	770	743,407
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	1,030	846,072
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.625%, 7/1/43	500	523,736
Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,000,109
Montgomery County Housing Opportunities Commission, MD:
1.95%, 7/1/31	35	31,949
2.00%, 1/1/32	100	89,871
2.05%, 7/1/32	100	89,139
2.10%, 1/1/33	60	53,568
2.125%, 7/1/33	5	4,427
		$ 9,975,854
Industrial Development Revenue — 2.7%
Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 4.10% to 4/3/28 (Put Date), 10/1/36	$750	$ 763,113
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maryland Economic Development Corp., (Core Natural Resources, Inc.), 5.00% to 3/27/35 (Put Date), 7/1/48(2)	$1,500	$ 1,583,935
		$ 2,347,048
Insured - Escrowed/Prerefunded — 0.5%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$460	$ 468,975
		$ 468,975
Insured - Hospital — 4.2%
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$2,935	$ 3,183,003
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), (AG), 4.00%, 7/1/48	590	527,349
		$ 3,710,352
Insured - Housing — 1.4%
Maryland Economic Development Corp., (Morgan State University O'Connell), Student Housing Revenue:
(AG), 5.00%, 7/1/41	$250	$ 259,651
(AG), 5.25%, 7/1/56	1,000	1,012,853
		$ 1,272,504
Insured - Special Tax Revenue — 0.8%
Anne Arundel County, MD, (Watershed at Laurel):
(AG), 5.00%, 7/1/33	$100	$ 108,017
(AG), 5.00%, 7/1/34	70	75,893
(AG), 5.00%, 7/1/35	35	37,602
(AG), 5.00%, 7/1/36	50	53,284
(AG), 5.00%, 7/1/40	380	396,792
		$ 671,588
Insured - Transportation — 3.2%
Maryland Department of Transportation:
(AG), (AMT), 5.25%, 8/1/40	$1,000	$ 1,061,921
(AG), (AMT), 5.25%, 8/1/44	1,000	1,044,891
(AG), (AMT), 5.25%, 8/1/49	710	726,754
		$ 2,833,566
Lease Revenue/Certificates of Participation — 4.2%
Maryland Stadium Authority:
5.00%, 5/1/47	$2,210	$ 2,224,829

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Maryland Stadium Authority: (continued)
5.00%, 5/1/50	$995	$ 1,021,654
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/49	500	452,922
		$ 3,699,405
Senior Living/Life Care — 4.7%
Baltimore County, MD, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$ 898,560
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,717,495
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	500,134
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,004,179
		$ 4,120,368
Solid Waste — 1.3%
Maryland Environmental Service, (Midshore II Regional Landfill), 5.00%, 11/1/36	$1,050	$ 1,166,132
		$ 1,166,132
Special Tax Revenue — 5.0%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)	$150	$ 154,612
5.00%, 9/1/38(2)	200	199,944
Howard County, MD, (Annapolis Junction Town Center):
5.00%, 2/15/38	400	420,077
5.00%, 2/15/39	395	410,969
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,090	1,057,829
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 4.125%, 7/15/47	600	565,453
Green Bonds, 5.25%, 7/15/59	1,470	1,497,286
Sustainability Bonds, 5.25%, 7/15/53	110	112,149
		$ 4,418,319
Transportation — 8.2%
Maryland Department of Transportation, (AMT), 4.00%, 8/1/41	$1,485	$ 1,352,202
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	125	125,129
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	513,052
Maryland Transportation Authority, 5.00%, 7/1/51	1,500	1,519,877
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	2,000	2,017,112
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/39	$605	$ 642,792
Washington Metropolitan Area Transit Authority, D.C., 5.00%, 7/1/31	1,000	1,016,235
		$ 7,186,399
Water and Sewer — 1.7%
Washington Suburban Sanitary District, MD, 4.00%, 6/1/40	$1,500	$ 1,466,034
		$ 1,466,034
Total Tax-Exempt Municipal Obligations (identified cost $86,081,820)		$ 84,066,474

Taxable Municipal Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Baltimore Mayor and City Council, MD, 5.60%, 10/15/30(3)	$255	$ 256,482
		$ 256,482
Hospital — 0.9%
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 3.052%, 7/1/40	$1,000	$ 759,407
		$ 759,407
Housing — 0.4%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.72%, 7/1/45(4)	$335	$ 335,000
		$ 335,000
Other Revenue — 1.1%
Maryland Economic Development Corp., 6.117%, 1/30/28(2)	$1,000	$ 999,107
		$ 999,107

See Notes to Financial Statements.

Eaton Vance
Maryland Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 0.3%
Prince George's County Revenue Authority, MD, (Regional Medical Center Garage), 2.593%, 8/1/27	$260	$ 255,731
		$ 255,731
Total Taxable Municipal Obligations (identified cost $2,853,888)		$ 2,605,727

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 4/15/28	$1,000	$ 991,055
Total U.S. Treasury Obligations (identified cost $993,242)		$ 991,055

Short-Term Investments — 0.3%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(5)	321,774	$ 321,806
Total Short-Term Investments (identified cost $321,806)		$ 321,806
Total Investments — 99.9% (identified cost $90,250,756)		$ 87,985,062
Other Assets, Less Liabilities — 0.1%		$ 46,562
Net Assets — 100.0%		$ 88,031,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $2,937,598 or 3.3% of the Fund's net assets.

(3)
Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or
other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(4)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(5)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
4.2% to 6.0% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2026
Portfolio of Investments

Corporate Bonds — 1.0%

Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,000,685
Total Corporate Bonds (identified cost $992,470)		$ 1,000,685

Tax-Exempt Municipal Obligations — 96.8%

Security	Principal Amount (000's omitted)	Value
Education — 1.6%
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: U.S. Bank, N.A.), 2.90%, 3/1/40(1)	$1,500	$ 1,500,000
		$ 1,500,000
Electric Utilities — 1.2%
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	$595	$ 637,027
Green Bonds, 5.25%, 12/1/40	500	532,587
		$ 1,169,614
General Obligations — 34.8%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$340	$ 347,333
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,428,146
Fort Osage School District No. R-1, MO, 5.00%, 3/1/46(2)	1,000	1,039,385
Fox C-6 School District, MO:
5.00%, 3/1/45	1,100	1,155,989
5.00%, 3/1/46	700	734,196
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,660	1,668,023
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,860,059
Jackson County Reorganized School District No. 7, MO:
5.50%, 3/1/44	2,000	2,195,827
6.00%, 3/1/42	1,000	1,116,443
Jefferson City School District, MO:
5.00%, 3/1/37	865	936,806
5.50%, 3/1/43	1,545	1,638,792
Jefferson Reorganized School District No. R-7, MO:
5.00%, 3/1/44	640	658,420
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Jefferson Reorganized School District No. R-7, MO: (continued)
5.00%, 3/1/46	$150	$ 153,271
Kansas City School District, MO, 4.25%, 3/1/41	460	466,292
Kansas City, MO:
3.125%, 2/1/39	540	467,740
5.00%, 2/1/45	775	814,137
Lindbergh School District, MO, 5.75%, 3/1/41	840	928,593
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	834,485
Park Hill School District of Platte County, MO, 6.00%, 3/1/34	655	775,405
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,219,520
Puerto Rico:
5.625%, 7/1/29	250	262,681
5.75%, 7/1/31	750	809,512
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,032,187
Springfield School District No. R-12, MO:
2.25%, 3/1/40	1,455	1,052,866
5.50%, 3/1/42	125	136,255
5.50%, 3/1/44	200	216,925
St. Charles School District, MO, 5.00%, 3/1/45	110	113,264
St. Francois County Reorganized School District No. R-3, MO:
5.00%, 3/1/43	1,300	1,335,238
5.00%, 3/1/44	1,125	1,151,556
5.00%, 3/1/45	950	969,778
St. Louis County School District C-2 Parkway, MO:
4.00%, 3/1/41	1,125	1,100,976
5.25%, 3/1/37	975	1,084,569
5.25%, 3/1/39	1,000	1,094,425
Troy Reorganized School District No. 3 Lincoln County, MO, 5.00%, 3/1/39	1,100	1,160,186
University City School District, MO:
0.00%, 2/15/32	255	208,667
0.00%, 2/15/33	655	513,216
5.25%, 2/15/44	775	801,941
		$ 33,483,104
Hospital — 10.0%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 454,140
5.00%, 2/15/41	1,000	1,010,097

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	$175	$ 161,568
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	889,784
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital):
4.00%, 5/15/48	1,000	876,935
5.00%, 5/15/47	500	513,773
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	1,315	1,148,105
5.00%, 11/15/37	1,100	1,128,061
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,490	2,180,236
5.50%, 12/1/48	1,200	1,259,235
		$ 9,621,934
Housing — 4.5%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 683,621
3.00%, 11/1/37	950	833,428
3.00%, 11/1/39	550	463,462
3.00%, 11/1/44	1,100	864,073
3.30%, 12/1/47	296	277,293
3.40%, 11/1/46	767	701,846
4.15%, 11/1/38	170	167,850
4.60%, 11/1/49	415	393,887
		$ 4,385,460
Industrial Development Revenue — 1.6%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,470	$ 1,536,633
		$ 1,536,633
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 959,602
(NPFG), 5.25%, 7/1/34	215	214,200
		$ 1,173,802
Insured - General Obligations — 1.5%
Mineral Area Community College District, MO, (AG), 5.00%, 3/1/44	$775	$ 790,825
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
St. Louis Board of Education, MO, (AG), 4.00%, 4/1/43	$675	$ 655,149
		$ 1,445,974
Insured - Lease Revenue/Certificates of Participation — 2.8%
Jefferson County School District No. R-VI Festus, MO, (BAM), 4.625%, 4/1/43	$420	$ 423,654
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure), (AMBAC), 0.00%, 4/15/30	2,105	1,868,274
Missouri Development Finance Board, (City of Independence - Public Safety), (AG), 5.50%, 12/1/42	390	418,324
		$ 2,710,252
Insured - Special Tax Revenue — 2.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AG), 5.25%, 7/1/28	$2,355	$ 2,463,791
		$ 2,463,791
Insured - Transportation — 4.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 4.00%, 3/1/50	$2,000	$ 1,728,122
St. Louis, MO, (Lambert International Airport):
(AG), 5.00%, 7/1/44	1,250	1,294,368
(NPFG), 5.50%, 7/1/30	1,000	1,093,474
		$ 4,115,964
Lease Revenue/Certificates of Participation — 12.3%
Johnson County School District No. R-VIII Knob Noster, MO:
4.50%, 4/1/46	$220	$ 214,312
5.25%, 4/1/51	1,000	1,021,343
Kansas City, MO:
5.00%, 4/1/43	970	1,018,630
5.00%, 4/1/45	975	1,015,622
Kansas City, MO, (Downtown Arena), 5.00%, 4/1/40	1,120	1,177,138
Kirkwood, MO, 5.00%, 5/1/54	685	664,817
Sikeston, MO, 5.00%, 9/1/46	2,000	1,983,408
St. Charles County Public Water Supply District No. 2, MO:
5.00%, 12/1/32	1,000	1,101,249
5.00%, 12/1/47	840	852,064
5.25%, 12/1/51(2)	1,250	1,272,513

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
St. Louis County, MO, 2.00%, 12/1/35	$500	$ 401,021
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	1,100	1,134,566
		$ 11,856,683
Other Revenue — 1.4%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.90%, 12/1/37(1)	$1,400	$ 1,400,000
		$ 1,400,000
Senior Living/Life Care — 5.1%
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$ 494,213
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,349,902
5.25%, 2/1/48	375	376,934
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/38	250	252,401
5.125%, 9/1/48	1,000	982,758
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	500,127
5.125%, 12/1/45	950	927,813
		$ 4,884,148
Special Tax Revenue — 2.5%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$250	$ 257,687
5.00%, 9/1/38(3)	200	199,944
Poplar Bluff, MO, 4.50%, 11/1/35	665	654,102
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,315,007
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	15	14,993
		$ 2,441,733
Transportation — 2.8%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,247,825
(AMT), 5.00%, 3/1/46	1,415	1,415,123
		$ 2,662,948
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 6.6%
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	$1,585	$ 1,624,558
5.00%, 12/1/49	230	237,084
Metropolitan St. Louis Sewer District, MO:
5.00%, 5/1/36	985	1,106,559
5.00%, 5/1/41	2,200	2,354,989
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	1,000	1,055,253
		$ 6,378,443
Total Tax-Exempt Municipal Obligations (identified cost $94,594,701)		$ 93,230,483

Taxable Municipal Obligations — 2.8%

Security	Principal Amount (000's omitted)	Value
Education — 1.8%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$1,670	$ 1,703,031
		$ 1,703,031
General Obligations — 1.0%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 960,422
		$ 960,422
Total Taxable Municipal Obligations (identified cost $2,722,279)		$ 2,663,453

Short-Term Investments — 0.8%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(5)	767,067	$ 767,144
Total Short-Term Investments (identified cost $767,144)		$ 767,144
Total Investments — 101.4% (identified cost $99,076,594)		$ 97,661,765
Other Assets, Less Liabilities — (1.4)%		$ (1,381,376)
Net Assets — 100.0%		$ 96,280,389

See Notes to Financial Statements.

Eaton Vance
Missouri Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(2)	When-issued security.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $457,631 or 0.5% of the Fund's net assets.

(4)
Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or
other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(5)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 12.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
0.4% to 7.5% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Mortgage-Backed Securities — 0.9%

Security	Principal Amount (000's omitted)	Value
Housing — 0.9%
Gastonia Housing Authority, NC, (The Lofts at Hudson LLC), FNMA, 4.60%, 11/1/44	$1,960	$ 1,892,592
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	665	619,303
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,625,000)		$ 2,511,895

Tax-Exempt Municipal Obligations — 92.4%

Security	Principal Amount (000's omitted)	Value
Education — 9.3%
East Carolina University, NC:
3.25%, 10/1/37	$60	$ 55,745
4.00%, 10/1/45	85	80,890
4.00%, 10/1/46	290	276,040
4.125%, 10/1/47	570	547,848
4.125%, 10/1/48	805	767,192
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	3,605	3,668,900
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,215	1,193,244
5.00%, 7/1/42	1,925	1,925,336
North Carolina Capital Facilities Finance Agency, (Wake Forest University):
5.00%, 1/1/36	820	923,099
5.00%, 1/1/48	800	804,676
North Carolina Central University, 3.00%, 10/1/34	150	139,523
University of North Carolina at Asheville, 5.00%, 6/1/39	2,270	2,442,858
University of North Carolina at Chapel Hill:
5.00%, 12/1/50	3,590	3,719,191
5.00%, 12/1/55	2,385	2,450,956
University of North Carolina at Charlotte, 5.00%, 10/1/47	4,400	4,440,937
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	902,356
University of North Carolina at Wilmington, 3.00%, 4/1/46	230	175,958
Western Carolina University, NC:
4.00%, 4/1/50	45	40,175
Security	Principal Amount (000's omitted)	Value
Education (continued)
Western Carolina University, NC: (continued)
5.00%, 10/1/36	$940	$ 956,520
		$ 25,511,444
Electric Utilities — 3.1%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$1,240	$ 1,211,459
5.00%, 3/1/46	2,510	2,597,744
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,450	4,540,822
5.00%, 12/1/46	85	87,913
		$ 8,437,938
Escrowed/Prerefunded — 0.4%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,025,726
		$ 1,025,726
General Obligations — 7.0%
Burlington, NC, 5.00%, 8/1/35	$245	$ 276,351
Concord, NC, 4.00%, 9/1/41	1,050	1,024,651
Fayetteville, NC:
4.00%, 2/1/44	585	557,593
4.00%, 2/1/46	1,345	1,286,007
Huntersville, NC:
4.00%, 12/1/41	865	844,775
4.00%, 12/1/42	1,275	1,231,000
4.00%, 12/1/43	1,195	1,143,983
4.00%, 12/1/44	555	528,168
Johnston County, NC:
4.00%, 2/1/40	200	198,367
4.00%, 2/1/41	1,075	1,049,751
Lee County, NC:
4.00%, 10/1/39	405	398,080
4.00%, 10/1/43	565	538,427
Pender County, NC, 4.00%, 3/1/45	100	95,089
Puerto Rico:
5.625%, 7/1/29	1,000	1,050,724
5.75%, 7/1/31	750	809,511
Rowan County, NC, 4.00%, 4/1/41	2,190	2,133,472
Wake County, NC:
2.50%, 11/1/37	180	151,685
5.00%, 4/1/40	2,060	2,243,332
5.00%, 4/1/41	1,560	1,685,850

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wake Forest, NC:
4.00%, 9/1/40	$315	$ 311,430
4.00%, 9/1/41	15	14,638
4.00%, 9/1/42	945	912,788
4.00%, 9/1/43	515	493,257
Wilmington, NC, 3.00%, 5/1/34	130	123,837
		$ 19,102,766
Hospital — 12.6%
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (LOC: Royal Bank of Canada), 3.00%, 1/15/42(1)	$4,300	$ 4,300,000
Nash Health Care Systems, NC, 5.50%, 2/1/44	940	995,271
North Carolina Medical Care Commission, (Advocate Health NonProfit Credit Group):
5.00%, 6/1/47	1,870	1,917,266
5.00%, 6/1/48	3,660	3,731,041
North Carolina Medical Care Commission, (Duke University Health System):
5.00%, 6/1/41	2,000	2,097,561
(SPA: Royal Bank of Canada), 3.00%, 6/1/55(1)	3,185	3,185,000
North Carolina Medical Care Commission, (FirstHealth of The Carolinas), (LOC: Truist Bank), 3.00%, 10/1/39(1)	3,000	3,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group):
4.00%, 11/1/49	2,595	2,325,980
(SPA: JPMorgan Chase Bank, N.A.), 2.20%, 11/1/34(2)	3,000	3,000,000
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,490	2,622,353
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	6,800	7,181,316
		$ 34,355,788
Housing — 7.3%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$400	$ 364,282
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,040	987,666
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	1,045	877,417
(FHLMC), (FNMA), (GNMA), 2.45%, 7/1/34	100	89,757
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,371,587
(FHLMC), (FNMA), (GNMA), 3.40%, 7/1/35	1,670	1,599,131
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,740	1,628,791
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,240	2,163,534
(FHLMC), (FNMA), (GNMA), 4.05%, 7/1/41	1,000	939,852
(FHLMC), (FNMA), (GNMA), 4.15%, 7/1/40	945	900,067
Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	$525	$ 510,061
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/46	2,750	2,702,456
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.00%, 1/1/57(1)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,395	1,353,100
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,012,330
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	70	67,676
Wilmington Housing Authority, NC, (Brand Avenue Flats LLC), 2.95% to 5/1/28 (Put Date), 5/1/44	1,775	1,773,687
		$ 19,841,394
Industrial Development Revenue — 0.5%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	$1,500	$ 1,500,162
		$ 1,500,162
Insured - Education — 0.0%†
University of North Carolina, (AG), 5.00%, 10/1/33	$35	$ 35,019
		$ 35,019
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,330,033
		$ 1,330,033
Insured - Transportation — 4.9%
Greater Asheville Regional Airport Authority, NC:
(AG), (AMT), 5.00%, 7/1/27	$220	$ 223,452
(AG), (AMT), 5.00%, 7/1/29	1,000	1,050,856
(AG), (AMT), 5.25%, 7/1/48	2,295	2,343,943
(AG), (AMT), 5.50%, 7/1/47	1,960	2,029,620
(AG), (AMT), 5.50%, 7/1/52	1,140	1,163,911
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	6,440	4,668,259
(AG), 5.00%, 1/1/39	1,175	1,179,094
(AG), 5.00%, 1/1/58	870	872,517
		$ 13,531,652

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 14.2%
Ashe County, NC:
4.00%, 6/1/44	$175	$ 165,041
4.125%, 6/1/46	190	180,342
5.00%, 6/1/40	125	134,707
5.00%, 6/1/41	125	133,660
5.00%, 6/1/42	100	106,531
Cabarrus County, NC:
5.00%, 8/1/42	2,190	2,317,958
5.00%, 8/1/43	2,395	2,544,205
5.00%, 8/1/51	2,565	2,623,517
Charlotte, NC, Certificates of Participation:
2.00%, 12/1/37	1,390	1,087,054
4.00%, 12/1/37	1,125	1,123,858
Durham, NC:
4.00%, 4/1/45	995	948,394
4.00%, 4/1/46	885	845,971
5.00%, 4/1/43	1,075	1,143,628
Henderson County, NC:
4.00%, 6/1/44	140	133,781
5.00%, 10/1/37	565	625,789
5.00%, 6/1/41	200	213,524
5.00%, 10/1/41	550	588,980
5.00%, 6/1/42	245	261,204
5.00%, 6/1/43	225	239,190
Johnston County, NC, 4.00%, 4/1/46	1,095	1,030,149
Mooresville, NC:
3.00%, 10/1/38	300	264,433
5.00%, 10/1/43	1,275	1,348,946
5.00%, 10/1/45	480	503,906
Onslow County, NC:
5.00%, 12/1/34	625	699,325
5.00%, 12/1/35	140	155,803
5.00%, 12/1/36	300	331,211
Orange County, NC:
4.00%, 4/1/46	500	472,264
4.00%, 4/1/47	1,005	943,985
4.00%, 4/1/47	540	510,002
5.00%, 10/1/42	1,880	2,000,312
Raleigh, NC:
5.00%, 10/1/37	395	436,210
5.00%, 10/1/37	1,040	1,158,419
5.00%, 10/1/38	450	492,439
5.00%, 10/1/41	900	967,947
5.00%, 10/1/42	750	803,549
5.00%, 10/1/43	960	1,023,866
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Raleigh, NC: (continued)
5.00%, 10/1/44	$775	$ 822,417
5.00%, 10/1/45	550	581,652
5.00%, 10/1/46	675	709,567
5.25%, 10/1/41	340	371,310
5.25%, 10/1/42	675	734,591
5.25%, 10/1/43	400	433,503
5.25%, 10/1/44	330	356,001
Sampson County, NC:
5.00%, 12/1/33	635	702,209
5.00%, 12/1/35	5	5,560
Wake County, NC:
4.00%, 3/1/37	1,710	1,728,518
5.00%, 5/1/41	45	47,998
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	900	957,781
Wilmington, NC, Limited Obligation Bonds:
5.00%, 6/1/35	725	817,446
5.00%, 6/1/41	695	746,035
5.00%, 6/1/43	160	170,354
Winston-Salem, NC:
4.00%, 6/1/43	10	9,581
5.00%, 6/1/40	150	161,223
5.00%, 6/1/41	350	373,504
5.00%, 6/1/42	20	21,270
5.00%, 6/1/43	390	410,853
		$ 38,721,473
Other Revenue — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,474,758
		$ 1,474,758
Senior Living/Life Care — 8.2%
North Carolina Medical Care Commission, (Carol Woods), 5.25%, 12/1/50	$1,925	$ 1,964,947
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.):
5.00%, 11/1/31	2,000	2,004,129
5.25%, 11/1/46	1,000	1,017,569
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	825	713,311
5.00%, 9/1/44	1,260	1,270,963
5.00%, 9/1/49	1,095	1,060,616

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	$410	$ 410,900
5.50%, 9/1/44	1,935	1,993,346
North Carolina Medical Care Commission, (Pennybyrn at Maryfield):
5.00%, 10/1/35	565	603,644
5.00%, 10/1/36	245	258,266
5.00%, 10/1/50	1,915	1,747,170
5.375%, 10/1/45	810	826,763
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,120	1,035,033
North Carolina Medical Care Commission, (Porters Neck Village), 5.125%, 1/1/61	1,245	1,200,836
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	620	561,889
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	508,056
5.00%, 1/1/38	1,000	1,009,509
North Carolina Medical Care Commission, (The Sharon at Southpark), 5.625%, 7/1/61	1,025	1,020,817
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/50	350	347,497
5.125%, 10/1/45	535	551,352
5.125%, 10/1/54	2,490	2,463,474
		$ 22,570,087
Special Tax Revenue — 2.1%
American Samoa Economic Development Authority:
5.00%, 9/1/34(3)	$350	$ 361,934
5.00%, 9/1/38(3)	200	199,944
Centennial Authority, NC:
4.00%, 10/1/46	1,400	1,303,435
4.25%, 10/1/51	1,090	1,013,756
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,940,570
		$ 5,819,639
Student Loan — 1.1%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/43	$1,655	$ 1,672,472
(AMT), 5.00%, 6/1/45	1,335	1,346,298
		$ 3,018,770
Security	Principal Amount (000's omitted)	Value
Transportation — 5.7%
Charlotte, NC, 5.25%, 7/1/55	$1,910	$ 1,990,975
Charlotte, NC, (Charlotte Douglas International Airport):
4.00%, 7/1/51	210	192,357
5.00%, 7/1/41	315	331,176
5.00%, 7/1/47	5,000	5,021,408
(AMT), 5.00%, 7/1/42	1,000	1,003,359
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,310	2,197,902
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,475	2,515,148
Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/35	2,200	2,297,203
		$ 15,549,528
Water and Sewer — 15.0%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 541,099
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,090	1,990,226
5.00%, 4/1/42	400	425,017
5.00%, 4/1/43	375	396,861
Carolina Beach, NC, Enterprise System Revenue:
4.50%, 6/1/51	280	268,718
5.00%, 6/1/38	200	221,247
5.00%, 6/1/39	410	448,832
5.00%, 6/1/40	425	461,577
5.00%, 6/1/41	475	511,068
5.00%, 6/1/42	175	187,589
5.00%, 6/1/43	175	186,758
5.00%, 6/1/44	165	175,227
5.00%, 6/1/45	240	254,025
5.00%, 6/1/46	265	278,847
5.00%, 6/1/47	200	209,202
5.00%, 6/1/49	350	361,256
Charlotte, NC, Water and Sewer System Revenue, 5.00%, 7/1/49	790	819,678
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	1,115	939,903
4.00%, 8/1/43	780	747,155
4.00%, 8/1/44	535	509,460
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	2,860	2,729,076
4.00%, 6/1/45	125	118,800

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Greensboro, NC, Combined Enterprise System Revenue:
4.375%, 6/1/56	$5,030	$ 4,830,424
5.00%, 6/1/49	3,575	3,698,586
5.00%, 6/1/49	1,500	1,562,616
Hendersonville, NC, Water and Sewer System Revenue, 5.00%, 6/1/32	130	142,934
Holly Springs, NC:
5.00%, 11/1/45	1,160	1,227,173
5.00%, 11/1/46	825	867,508
5.00%, 11/1/47	850	888,319
Johnston County, NC, Water and Sewer System Revenue:
4.00%, 4/1/54	10	8,958
5.00%, 4/1/43	775	813,133
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	835	853,370
Raleigh, NC, Combined Enterprise System Revenue:
5.00%, 12/1/41	875	947,051
5.00%, 12/1/42	1,200	1,294,182
5.00%, 12/1/43	1,200	1,288,675
5.00%, 12/1/44	2,705	2,891,266
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	1,881,503
5.00%, 6/1/39	500	537,967
5.00%, 6/1/40	750	798,574
5.00%, 6/1/41	750	794,953
5.00%, 6/1/42	1,000	1,055,317
5.00%, 6/1/42	185	196,333
5.00%, 6/1/43	1,015	1,068,584
5.00%, 6/1/43	40	42,338
5.00%, 6/1/50	535	550,283
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/38	100	87,404
		$ 41,109,072
Total Tax-Exempt Municipal Obligations (identified cost $256,690,084)		$252,935,249

Taxable Municipal Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
Education — 1.5%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,470,200
Security	Principal Amount (000's omitted)	Value
Education (continued)
North Carolina University at Raleigh, 2.62%, 10/1/39	$2,000	$ 1,545,438
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	902,675
		$ 3,918,313
Lease Revenue/Certificates of Participation — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 430,425
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	182,509
		$ 612,934
Total Taxable Municipal Obligations (identified cost $4,692,261)		$ 4,531,247

Short-Term Investments — 4.2%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(4)	11,346,863	$ 11,347,998
Total Short-Term Investments (identified cost $11,347,998)		$ 11,347,998
Total Investments — 99.2% (identified cost $275,355,343)		$271,326,389
Other Assets, Less Liabilities — 0.8%		$ 2,277,849
Net Assets — 100.0%		$273,604,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $561,878 or 0.2% of the Fund's net assets.

(4)	The rate shown is the annualized seven-day yield as of August 31, 2026.

See Notes to Financial Statements.

Eaton Vance
North Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
0.5% to 5.0% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.0%

Security	Principal Amount (000's omitted)	Value
Education — 6.4%
Oregon State University:
4.00%, 4/1/44	$1,695	$ 1,609,499
5.00%, 4/1/45	2,575	2,690,058
University of Oregon:
5.00%, 4/1/46	3,320	3,523,281
5.00%, 4/1/48	3,800	3,845,209
5.00%, 4/1/50	2,000	2,055,915
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	887,065
4.00%, 12/1/41	3,005	2,739,127
4.00%, 12/1/51	1,275	1,039,143
		$ 18,389,297
Electric Utilities — 2.4%
Central Lincoln People's Utility District, OR:
4.25%, 12/1/50	$150	$ 139,436
5.00%, 12/1/42	350	370,519
5.00%, 12/1/43	375	395,889
5.00%, 12/1/44	350	366,953
5.00%, 12/1/45	400	417,726
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	500	521,773
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,050,620
5.00%, 8/1/49	1,225	1,255,326
5.00%, 8/1/55	2,170	2,209,304
		$ 6,727,546
General Obligations — 46.3%
Beaverton School District No. 48J, OR, 5.00%, 6/15/48	$1,490	$ 1,542,101
Bend, OR, 5.00%, 6/1/42	1,230	1,309,937
Benton County, OR, 5.00%, 6/1/48	870	893,005
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,163,294
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,824,962
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	600	353,556
Clackamas and Washington Counties School District No. 3, OR:
0.00%, 6/15/47	2,750	1,000,375
5.00%, 6/15/44	1,250	1,321,559
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas and Washington Counties School District No. 3, OR: (continued)
5.00%, 6/15/45	$1,725	$ 1,817,652
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,260,880
5.00%, 6/15/40	1,585	1,604,349
5.00%, 6/15/43	2,380	2,512,791
Corvallis, OR:
5.00%, 6/1/45	1,000	1,051,099
5.00%, 6/1/46	900	943,379
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	577,877
0.00%, 6/15/43	1,000	425,329
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,100	1,157,125
Deschutes County Administrative School District No. 1 Bend-La Pine, OR, 5.00%, 6/15/40	850	911,430
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,240,717
Forest Grove School District No. 15, OR, Washington County, 5.00%, 6/15/41	375	398,645
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,122,020
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,626,099
Hillsboro, OR:
4.00%, 6/1/45	1,655	1,580,709
4.00%, 6/1/46	1,765	1,668,468
Lake Oswego School District No. 7J, OR:
5.00%, 6/1/47	2,500	2,598,943
5.25%, 6/1/51	2,350	2,470,851
Lake Oswego, OR:
5.00%, 6/1/46	685	720,077
5.00%, 6/1/49	2,015	2,086,252
Lincoln County School District, OR:
5.00%, 6/15/37	1,000	1,100,549
5.00%, 6/15/38	1,000	1,090,849
5.00%, 6/15/39	1,000	1,080,200
5.00%, 6/15/40	500	536,136
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	2,300	2,461,027
5.25%, 6/15/49	1,925	2,010,303
Marion County School District No. 5 Cascade, OR:
5.00%, 6/15/42	2,220	2,352,647
5.00%, 6/15/43	1,500	1,582,578
5.00%, 6/15/44	1,275	1,339,656
5.00%, 6/15/45	1,000	1,047,201
5.00%, 6/15/46	875	910,944

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	$1,115	$ 1,130,094
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	3,295	2,909,634
3.00%, 6/15/37	2,000	1,771,095
5.00%, 6/15/46	2,185	2,292,431
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,655,702
Oregon:
5.00%, 5/15/32	600	642,234
5.00%, 8/1/42	1,615	1,635,279
5.00%, 5/1/44	6,995	7,156,305
5.00%, 11/1/50	50	51,371
5.25%, 6/1/43	1,500	1,623,378
(Liq: JPMorgan Chase Bank, N.A.), 3.05%, 6/1/45(2)	3,000	3,000,000
(SPA: U.S. Bank, N.A.), 2.90%, 6/1/39(2)	2,000	2,000,000
(SPA: U.S. Bank, N.A.), 2.90%, 6/1/41(2)	8,850	8,850,000
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	3,280	3,301,140
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	540,623
5.00%, (0.00% until 6/15/25), 6/15/39	550	589,812
5.00%, (0.00% until 6/15/25), 6/15/40	400	426,103
5.00%, (0.00% until 6/15/25), 6/15/42	425	449,416
5.00%, (0.00% until 6/15/25), 6/15/43	500	526,230
5.00%, (0.00% until 6/15/25), 6/15/44	725	760,379
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	943,323
0.00%, 6/15/30	700	611,266
Portland, OR:
5.00%, 4/1/41	1,220	1,282,025
5.00%, 5/1/43	1,250	1,326,132
5.00%, 4/1/45	610	647,141
5.00%, 4/1/46	580	611,768
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,020,558
Puerto Rico:
5.625%, 7/1/29	500	525,362
5.75%, 7/1/31	750	809,511
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,170	1,221,745
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,150	3,075,398
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Redmond, OR:
5.00%, 6/1/28	$605	$ 605,787
5.00%, 6/1/38	975	999,801
5.00%, 6/1/42	75	78,052
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	914,662
0.00%, 6/15/30	1,215	1,069,711
Salem, OR:
5.00%, 6/1/40	810	879,711
5.00%, 6/1/41	825	889,024
Sandy, OR, 4.50%, 4/1/44	20	20,219
St. Helens School District No. 502, OR, 5.00%, 6/15/45	2,900	2,972,781
Tillamook County School District No. 9 Tillamook, OR:
5.00%, 6/15/42	535	569,023
5.00%, 6/15/43	280	296,255
Warrenton, OR:
(AG), 5.00%, 6/1/40	730	774,589
(AG), 5.00%, 6/1/41	880	927,963
(AG), 5.00%, 6/1/42	940	988,455
(AG), 5.00%, 6/1/43	1,050	1,100,937
(AG), 5.00%, 6/1/45	645	671,745
(AG), 5.00%, 6/1/46	450	467,299
Washington and Clackamas Counties School District No. 23J, OR, Tigard-Tualatin, 5.00%, 6/15/43	3,000	3,165,130
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 5.00%, 6/15/49	2,455	2,531,187
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,229,609
0.00%, 6/15/51	5,000	1,347,850
West Linn, OR:
4.00%, 6/1/41	5	4,855
4.00%, 6/1/43	430	410,654
4.00%, 6/1/48	2,130	1,968,615
4.00%, 6/1/49	940	859,749
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	306,707
		$132,131,396
Hospital — 10.5%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital):
4.00%, 8/1/46	$175	$ 156,925
5.25%, 8/1/49	3,395	3,374,109

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	$4,515	$ 4,555,429
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,507,291
(LOC: U.S. Bank, N.A.), 2.90%, 8/1/34(2)	8,000	8,000,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	307,566
5.00%, 10/1/40	1,750	1,751,638
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,447,952
Green Bonds, 4.00%, 7/1/41	2,605	2,449,742
Green Bonds, 4.00%, 7/1/44	1,800	1,662,339
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	1,550	1,550,229
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,038,773
		$ 29,801,993
Housing — 4.3%
Oregon Housing and Community Services Department:
3.80%, 7/1/34	$1,350	$ 1,348,808
4.60%, 7/1/43	1,950	1,930,067
4.75%, 1/1/49	925	899,587
(AMT), 3.45%, 1/1/33	710	680,109
(AMT), 5.15%, 7/1/42	870	880,057
(FHLMC), (FNMA), (GNMA), 4.20%, 7/1/40	3,780	3,638,671
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,120	1,949,201
Oregon Housing and Community Services Department, SFMR, (FHLMC), (FNMA), (GNMA), 4.75%, 7/1/46	1,000	974,378
		$ 12,300,878
Insured - Electric Utilities — 1.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,055,562
(NPFG), 5.25%, 7/1/34	2,120	2,112,113
		$ 3,167,675
Insured - General Obligations — 2.4%
Bethel School District No. 52, OR, Lane County, (BAM), 3.00%, 6/15/39	$975	$ 841,828
Boardman Park and Recreation District, OR, (AG), 5.00%, 6/15/40	975	1,032,280
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Hermiston, OR, (AG), 4.00%, 12/1/44	$250	$ 234,864
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	2,590	2,780,861
Newport, OR:
(AG), 0.00%, 6/1/28	1,000	946,823
(AG), 0.00%, 6/1/29	1,165	1,064,750
		$ 6,901,406
Insured - Water and Sewer — 1.7%
Grants Pass, OR, Water Revenue:
(BAM), 4.00%, 4/1/44	$1,825	$ 1,733,830
(BAM), 4.00%, 4/1/45	1,110	1,055,799
(BAM), 4.25%, 4/1/56	945	870,880
Medford, OR, Sewer Revenue:
(BAM), 4.00%, 6/1/46	370	349,764
(BAM), 4.125%, 6/1/48	885	836,625
		$ 4,846,898
Lease Revenue/Certificates of Participation — 0.1%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$280	$ 287,266
		$ 287,266
Other Revenue — 1.0%
Oregon State Lottery, 5.25%, 4/1/44	$2,535	$ 2,738,134
		$ 2,738,134
Senior Living/Life Care — 3.0%
Albany Hospital Facility Authority, OR, (Mennonite Village), 5.25%, 5/15/45	$1,890	$ 1,926,137
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	1,000	964,724
5.375%, 11/15/55	120	115,946
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,880,864
4.00%, 12/1/41	500	446,393
5.00%, 12/1/36	950	951,073
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	687,353
5.00%, 5/15/33	540	549,142
		$ 8,521,632

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 4.4%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 258,525
5.00%, 9/1/38(1)	200	199,943
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/40	4,630	4,796,417
5.00%, 11/15/41	750	802,536
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,038,019
Tri-County Metropolitan Transportation District of Oregon:
3.00%, 9/1/44	5	3,942
4.00%, 9/1/47	4,725	4,440,772
		$ 12,540,154
Transportation — 5.0%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,475	$ 1,530,116
(AMT), 5.00%, 7/1/36	1,165	1,169,273
(AMT), 5.00%, 7/1/44	860	869,960
(AMT), 5.00%, 7/1/45	1,970	1,991,041
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,439,162
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,086,695
Green Bonds, (AMT), 5.25%, 7/1/54	4,000	4,072,645
		$ 14,158,892
Water and Sewer — 8.4%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$10	$ 10,405
Eugene, OR, Electric Utility System Revenue:
4.25%, 8/1/46	1,560	1,508,974
4.50%, 8/1/51	250	242,764
5.00%, 8/1/55	935	955,644
Eugene, OR, Water Utility System Revenue, 5.00%, 8/1/48	1,355	1,389,005
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,097,904
5.00%, 7/15/54	2,210	2,227,832
Portland, OR, Sewer System Revenue:
5.00%, 10/1/40	1,250	1,331,380
5.00%, 10/1/43	1,125	1,187,710
5.00%, 12/1/47	4,710	4,825,559
5.00%, 10/1/49	1,150	1,178,176
Portland, OR, Water System Revenue:
5.00%, 5/1/44	950	970,950
Green Bonds, 5.25%, 4/1/56(3)	2,500	2,600,669
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	$200	$ 186,289
5.00%, 6/15/43	220	229,071
Tualatin Valley Water District, OR, 5.00%, 6/1/47	1,595	1,650,616
Water Environment Services, OR, Sewer Revenue, 2.00%, 6/1/33	500	442,440
		$ 24,035,388
Total Tax-Exempt Municipal Obligations (identified cost $279,431,527)		$276,548,555

Taxable Municipal Obligations — 3.1%

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.3%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 298,632
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,311,263
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	1,550	1,155,319
2.987%, 9/1/36	1,000	839,463
		$ 3,604,677
General Obligations — 1.0%
Portland, OR, 4.34%, 6/1/29	$2,065	$ 2,054,422
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 2.093%, 6/15/34	915	751,334
		$ 2,805,756
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 2.255%, 7/1/28	$175	$ 165,628
(AG), 2.579%, 7/1/30	250	224,818
(AG), 3.508%, 7/1/41	1,000	779,151
		$ 1,169,597

See Notes to Financial Statements.

Eaton Vance
Oregon Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AG), 5.941%, 6/1/43	$1,080	$ 1,088,386
		$ 1,088,386
Total Taxable Municipal Obligations (identified cost $8,979,326)		$ 8,668,416
Total Investments — 100.1% (identified cost $288,410,853)		$285,216,971
Other Assets, Less Liabilities — (0.1)%		$ (169,785)
Net Assets — 100.0%		$285,047,186

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $2,590,136 or 0.9% of the Fund's net assets.

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(3)	When-issued security.
The Fund invests primarily in debt securities issued by Oregon municipalities.
The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.
At August 31, 2026, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 3.7%
of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.5%

Security	Principal Amount (000's omitted)	Value
Education — 8.4%
Clemson University, SC:
5.00%, 5/1/46	$400	$ 416,202
5.00%, 5/1/47	500	517,219
5.00%, 5/1/55	3,730	3,798,697
College of Charleston, SC, 4.00%, 4/1/40	600	558,946
Florence County, SC, (Savannah Grove Infrastructure):
4.00%, 12/1/40	70	65,675
4.00%, 12/1/41	25	23,241
4.00%, 12/1/43	215	202,086
4.125%, 12/1/45	85	79,663
4.25%, 12/1/49	730	660,184
4.25%, 12/1/54	80	70,025
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	2,000	1,925,196
South Carolina Jobs-Economic Development Authority, (Furman University):
4.00%, 4/1/52	1,000	877,973
5.00%, 10/1/37	1,300	1,413,602
5.00%, 10/1/38	260	280,369
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center):
4.625%, 4/1/42	210	208,798
4.625%, 4/1/43	20	19,819
5.00%, 4/1/50	840	850,565
5.25%, 4/1/45	1,695	1,787,030
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/49	1,000	1,005,093
University of South Carolina:
4.00%, 5/1/51	10	8,794
5.00%, 5/1/46	955	980,857
5.00%, 5/1/51	1,715	1,762,694
5.25%, 5/1/56	1,250	1,305,666
		$ 18,818,394
Electric Utilities — 5.3%
Rock Hill, SC, Combined Utility System Revenue:
4.00%, 1/1/49	$2,495	$ 2,240,165
5.00%, 1/1/46	290	300,570
5.00%, 1/1/47	85	87,790
South Carolina Public Service Authority:
5.00%, 12/1/44	750	776,975
5.00%, 12/1/45	3,400	3,521,749
5.50%, 12/1/40	1,500	1,608,225
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
South Carolina Public Service Authority: (continued)
5.50%, 12/1/54	$2,015	$ 2,102,158
South Carolina Public Service Authority, (Santee Cooper), 5.00%, 12/1/45	1,140	1,177,402
		$ 11,815,034
General Obligations — 15.4%
Anderson County School District No. 4, SC, 5.00%, 3/1/39	$2,430	$ 2,636,141
Beaufort County School District, SC:
2.00%, 3/1/36	120	98,404
4.00%, 3/1/50	1,380	1,265,767
Berkeley County, SC, 4.00%, 6/1/44	80	76,202
Clover School District No. 2, SC:
5.00%, 10/1/26	1,540	1,542,938
5.00%, 3/1/43	2,500	2,607,264
Dorchester County School District No. 4, SC, 5.00%, 3/1/46	825	851,723
Fort Mill School District No. 4, SC:
1.875%, 3/1/37	4,585	3,530,294
4.00%, 3/1/39	1,180	1,141,419
Hampton County School District, SC:
4.00%, 3/1/46	245	232,992
4.125%, 3/1/47	325	311,597
4.125%, 3/1/48	105	99,638
4.125%, 3/1/49	695	654,952
Hilton Head Island, SC, 4.00%, 6/1/41	845	824,802
Oconee County, SC:
5.00%, 4/1/42	2,065	2,161,893
5.00%, 4/1/43	1,680	1,753,198
Orangeburg County School District, SC, 5.00%, 4/1/50	2,000	2,052,719
Puerto Rico:
5.625%, 7/1/29	500	525,362
5.75%, 7/1/31	1,626	1,755,413
Richland County, SC:
4.00%, 3/1/44(2)	770	736,582
4.00%, 3/1/45(2)	800	757,823
4.00%, 3/1/46(2)	830	777,944
South Carolina, 5.00%, 4/1/38	4,900	5,256,455
Spartanburg County School District No. 4, SC, 5.25%, 3/1/52	2,975	3,060,972
		$ 34,712,494
Hospital — 20.6%
Greenville Health System, SC, 5.00%, 5/1/39	$1,215	$ 1,215,402

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
JPMorgan Chase Putters Drivers Trust, SC, (LOC: JPMorgan Chase Bank, N.A.), 3.10%, 5/1/47(1)(3)	$2,000	$ 2,000,000
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/41	5,565	5,567,174
South Carolina Jobs-Economic Development Authority, (Anmed Health):
4.00%, 2/1/42	3,235	3,035,676
4.00%, 2/1/43	2,000	1,862,180
5.00%, 2/1/38	2,405	2,407,082
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare):
5.00%, 11/15/34	250	258,945
5.50%, 11/15/44	2,125	2,140,531
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.):
4.00%, 12/1/44	3,675	3,315,602
5.00%, 10/1/37	1,000	1,057,899
5.00%, 12/1/46	2,570	2,616,752
5.25%, 11/1/43	490	518,718
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	1,455	1,310,279
5.25%, 11/1/54	3,950	4,016,185
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group):
4.00%, 11/1/42	915	841,537
5.50%, 11/1/45	2,435	2,600,475
5.50%, 11/1/48	2,735	2,880,376
5.50%, 11/1/54	3,000	3,106,264
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group):
5.00%, 5/1/36	80	81,647
(LOC: TD Bank, N.A.), 2.90%, 5/1/48(3)	5,500	5,500,000
		$ 46,332,724
Housing — 8.7%
Greenville Housing Authority, SC, (Cherokee Landing Apartments), (FNMA), 4.91%, 7/1/43	$400	$ 398,475
South Carolina Housing Finance and Development Authority:
4.20%, 7/1/42	330	309,240
4.375%, 7/1/44	2,695	2,606,140
4.625%, 7/1/46	2,000	1,964,504
(FHLMC), (FNMA), (GNMA), 3.25%, 1/1/35	420	398,951
(FHLMC), (FNMA), (GNMA), 4.65%, 7/1/50	330	315,246
(FHLMC), (FNMA), (GNMA), 4.80%, 7/1/45	1,995	1,972,114
Security	Principal Amount (000's omitted)	Value
Housing (continued)
South Carolina Housing Finance and Development Authority: (continued)
(FHLMC), (FNMA), (GNMA), 6.00%, 1/1/32	$45	$ 51,065
(FNMA), 4.80%, 5/1/43	955	943,710
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), 4.00% to 3/1/35 (Put Date), 3/1/62	3,470	3,410,177
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	1,480	1,445,693
5.00%, 11/1/35	2,460	2,536,157
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	895	870,138
4.25%, 12/1/36	1,080	1,069,594
5.00%, 12/1/35	1,275	1,314,909
		$ 19,606,113
Industrial Development Revenue — 1.0%
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 3.95%, 4/1/33	$2,320	$ 2,325,332
		$ 2,325,332
Insured - Education — 0.1%
College of Charleston, SC, (BAM), 2.25%, 4/1/39	$300	$ 220,090
		$ 220,090
Insured - Electric Utilities — 3.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,075	$ 1,085,865
(NPFG), 5.25%, 7/1/32	1,350	1,357,883
(NPFG), 5.25%, 7/1/34	1,820	1,813,229
South Carolina Public Service Authority, (BAM), 4.00%, 12/1/52	3,560	3,099,608
		$ 7,356,585
Insured - Special Tax Revenue — 0.3%
Rock Hill, SC, (Hospitality Fee Pledge), (BAM), 4.00%, 4/1/43	$820	$ 772,048
		$ 772,048
Insured - Utilities — 0.2%
Greer, SC, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$420	$ 425,481
		$ 425,481

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 6.7%
Camden Public Facilities Corp., SC, (Camden City Hall and Public Safety):
4.00%, 4/1/45	$500	$ 468,099
4.25%, 4/1/47	175	165,489
Clemson Public Facilities Corp., SC, 5.00%, 12/1/50	1,150	1,170,481
Florence County School District No. 3, SC:
4.00%, 12/1/39	600	572,004
4.00%, 12/1/41	825	772,950
Fort Mill Public Facilities Corp., SC, 4.125%, 2/1/45	750	706,893
Georgetown County Scago Public Facilities Corp., SC:
4.00%, 6/1/43	975	917,575
5.00%, 6/1/40	1,000	1,044,155
Greer, SC, (Corporation ForGreer):
4.00%, 9/1/45	1,245	1,178,176
5.00%, 9/1/50	2,510	2,559,437
5.25%, 9/1/44	500	532,174
5.25%, 9/1/45	420	445,640
Lancaster County Public Facilities Corp., SC, 5.00%, 6/1/43	1,500	1,542,499
Laurens County Public Facilities Authority, SC:
4.00%, 9/1/43	240	225,737
5.00%, 9/1/49	1,780	1,813,327
Summerville Municipal Facilities Corp., SC, (Town Of Summerville):
4.00%, 10/1/44	5	4,760
5.00%, 10/1/42	1,000	1,061,662
		$ 15,181,058
Other Revenue — 0.7%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,474,758
		$ 1,474,758
Senior Living/Life Care — 4.1%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$ 992,292
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/49	1,105	917,562
4.00%, 4/1/54	745	594,399
5.00%, 4/1/54	2,090	1,962,037
South Carolina Jobs-Economic Development Authority, (Rolling Green Village), 5.50%, 12/1/45	800	810,529
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island), 7.50%, 11/15/53	$1,000	$ 1,073,827
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/29	640	643,384
5.00%, 4/1/38	1,000	1,000,427
5.00%, 4/1/48	885	822,364
South Carolina Jobs-Economic Development Authority, (The Woodlands at Furman), 5.25%, 11/15/37	500	503,863
		$ 9,320,684
Special Tax Revenue — 2.0%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 258,525
5.00%, 9/1/38(1)	200	199,943
Goose Creek, SC, 5.25%, 10/1/45(1)	800	804,331
Greenville County, SC, Road Fee Revenue, 4.00%, 4/1/43	605	577,113
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,765	2,683,391
		$ 4,523,303
Transportation — 5.3%
Charleston County Airport District, SC, (AMT), 5.25%, 7/1/49	$2,750	$ 2,807,078
Greenville-Spartanburg Airport District, SC, 5.25%, 7/1/54	2,040	2,091,686
South Carolina Ports Authority:
(AMT), 4.00%, 7/1/59	1,605	1,315,900
(AMT), 5.00%, 7/1/44	5,680	5,697,861
		$ 11,912,525
Water and Sewer — 11.4%
Anderson County, SC, Sewer System Revenue, 4.00%, 8/1/43	$175	$ 164,629
Beaufort-Jasper Water and Sewer Authority, SC, 4.00%, 3/1/50	2,375	2,178,404
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	2,400	2,482,804
Clemson, SC, Water and Sewer System Revenue, 4.00%, 6/1/49	50	45,488
Columbia, SC, Waterworks and Sewer System Revenue:
5.00%, 2/1/44	410	433,734
5.00%, 2/1/45	350	369,059
5.00%, 2/1/46	15	15,727
5.00%, 2/1/47	4,795	4,942,429

See Notes to Financial Statements.

Eaton Vance
South Carolina Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Florence, SC, Combined Waterworks and Sewerage System Revenue:
3.00%, 9/1/37	$160	$ 142,074
4.00%, 9/1/48	145	135,364
4.25%, 9/1/48	2,480	2,361,331
Grand Strand Water & Sewer Authority, SC, 4.00%, 6/1/51	205	186,673
Grand Strand Water and Sewer Authority, SC:
5.00%, 6/1/44	2,360	2,500,462
5.00%, 6/1/54	2,280	2,331,734
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/49	30	27,058
Mount Pleasant, SC, Water and Sewer Revenue:
4.00%, 6/1/44	2,000	1,905,063
5.00%, 6/1/41	1,275	1,372,289
Myrtle Beach, SC:
4.00%, 6/1/43	365	347,635
4.125%, 6/1/45	70	67,465
5.00%, 6/1/44	410	430,802
Renewable Water Resources, SC, Sewer System Revenue, 4.00%, 4/1/44	1,445	1,376,872
South Island Public Service District, SC:
4.00%, 4/1/49	540	501,489
5.00%, 4/1/47	1,000	1,027,221
Woodruff-Roebuck Water District, SC, 5.25%, 6/1/50	335	345,189
		$ 25,690,995
Total Tax-Exempt Municipal Obligations (identified cost $213,407,517)		$210,487,618

Taxable Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.2%
Florence Public Facilities Corp., SC, 3.086%, 11/1/40	$500	$ 393,964
		$ 393,964
Student Loan — 0.1%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$250	$ 247,056
		$ 247,056
Total Taxable Municipal Obligations (identified cost $750,000)		$ 641,020

Short-Term Investments — 5.9%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(4)	13,219,115	$ 13,220,437
Total Short-Term Investments (identified cost $13,220,437)		$ 13,220,437
Total Investments — 99.7% (identified cost $227,377,954)		$224,349,075
Other Assets, Less Liabilities — 0.3%		$ 749,160
Net Assets — 100.0%		$225,098,235

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $5,187,995 or 2.3% of the Fund's net assets.

(2)	When-issued security.
(3)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(4)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 3.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
0.2% to 1.9% of total investments.

Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 100.9%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.8%
Virginia Resources Authority, (Pooled Financing Program):
2.00%, 11/1/37	$325	$ 245,440
3.00%, 11/1/34	225	211,512
3.00%, 11/1/36	670	607,380
4.00%, 11/1/41	1,125	1,127,471
4.00%, 11/1/41	315	305,723
4.125%, 11/1/40	45	45,023
4.375%, 11/1/52	530	502,726
4.375%, 11/1/53	550	519,110
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	413,811
		$ 3,978,196
Education — 8.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,000,607
Virginia College Building Authority:
3.00%, 9/1/38	215	186,611
5.00%, 2/1/34	1,500	1,676,759
Virginia College Building Authority, (University of Richmond), 4.50%, 3/1/44	1,250	1,271,688
Virginia Commonwealth University, 5.00%, 5/1/36	1,500	1,677,802
Virginia Polytechnic Institute and State University, 5.00%, 6/1/56	1,000	1,019,933
		$ 6,833,400
Electric Utilities — 1.2%
Richmond, VA, Public Utility Revenue:
4.25%, 1/15/47	$800	$ 781,665
4.25%, 1/15/53	220	207,977
		$ 989,642
General Obligations — 27.1%
Alexandria, VA, 4.00%, 12/15/54	$805	$ 720,530
Blacksburg, VA, 2.00%, 3/1/39	150	110,209
Charlottesville, VA:
5.00%, 6/15/37(1)	1,225	1,365,416
5.00%, 6/15/41(1)	1,230	1,322,568
5.00%, 6/15/42(1)	1,230	1,319,474
Chesterfield County, VA, 4.00%, 1/1/46	1,870	1,788,245
Fairfax County, VA, 4.00%, 10/1/39	885	876,115
Falls Church, VA, 3.00%, 7/15/41	985	820,244
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Loudoun County, VA:
2.00%, 12/1/34	$25	$ 20,960
4.00%, 12/1/38	225	225,548
4.00%, 12/1/44	1,450	1,377,987
Lynchburg, VA:
2.375%, 8/1/40	1,245	943,406
4.00%, 6/1/44	220	212,274
Newport News, VA:
4.00%, 2/1/42	1,210	1,182,064
4.00%, 8/1/44	330	319,628
Norfolk, VA:
4.00%, 9/1/39	50	49,447
5.00%, 9/1/35	275	308,471
5.00%, 9/1/36	45	50,031
Puerto Rico:
0.00%, 7/1/33	750	548,088
5.625%, 7/1/29	1,000	1,050,724
Richmond, VA:
4.00%, 1/15/47	730	684,261
4.00%, 1/15/51	55	49,947
4.00%, 1/15/54	1,440	1,292,250
Suffolk, VA:
2.75%, 2/1/30	245	240,660
2.75%, 2/1/31	310	300,698
Vienna, VA:
4.00%, 1/1/41	630	618,649
4.00%, 1/1/42	115	112,266
Virginia:
2.00%, 6/1/34	40	34,025
2.00%, 6/1/35	50	41,294
2.25%, 6/1/34	20	17,483
4.00%, 6/1/41	75	74,801
Virginia Public School Authority:
5.00%, 8/1/38	630	699,531
5.00%, 8/1/41	1,640	1,746,507
5.00%, 8/1/45	1,250	1,330,334
Warrenton, VA:
4.00%, 2/1/47	515	487,128
4.00%, 2/1/48	150	140,530
		$ 22,481,793
Hospital — 5.4%
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	$740	$ 664,434

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Henrico County Economic Development Authority, VA, (Bon Secours Mercy Health, Inc.), 5.00%, 11/1/48	$775	$ 782,068
Lynchburg Economic Development Authority, VA, (Centra Health Obligated Group):
5.50%, 1/1/51	370	385,816
5.50%, 1/1/56	300	308,968
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	690	609,737
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,015	1,758,655
		$ 4,509,678
Housing — 3.5%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,644,400
Virginia Housing Development Authority:
4.10%, 10/1/27	330	330,225
4.10%, 9/1/40	200	187,261
4.40%, 10/1/44	725	702,098
		$ 2,863,984
Industrial Development Revenue — 2.2%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,050	$ 1,033,175
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	810	785,428
		$ 1,818,603
Insured - Education — 0.3%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$260	$ 274,365
		$ 274,365
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,010,108
		$ 1,010,108
Insured - Hospital — 1.1%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AG), 5.25%, 7/1/43	$840	$ 881,879
		$ 881,879
Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.1%
Williamsburg Economic Development Authority, VA, (William and Mary), (AG), 5.00%, 7/1/33	$105	$ 115,550
		$ 115,550
Insured - Transportation — 1.9%
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	$1,670	$ 1,556,589
		$ 1,556,589
Lease Revenue/Certificates of Participation — 8.7%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$95	$ 84,929
Fauquier County Economic Development Authority, VA, (Fauquier County), 4.25%, 8/15/47(1)	1,005	964,464
James City County Economic Development Authority, VA, (County Government), 4.25%, 7/15/46	1,960	1,876,880
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	245	238,206
Prince William County Industrial Development Authority, VA, 5.00%, 10/1/44	1,975	2,069,725
Virginia Commonwealth Transportation Board, (Transportation Capital), 3.00%, 5/15/38	115	99,005
Virginia Commonwealth Transportation Board, (Transportation Grant Anticipation Revenue and Refunding Notes), 5.00%, 9/15/41	400	429,756
Virginia Port Authority, 5.25%, 7/1/48	710	741,160
Virginia Public Building Authority:
4.00%, 8/1/41	30	28,971
(AMT), 4.00%, 8/1/39	765	712,531
		$ 7,245,627
Other Revenue — 2.9%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 2.20%, 2/15/38(3)	$1,000	$ 1,000,000
New River Valley Regional Jail Authority, VA, 5.00%, 10/1/38	1,250	1,358,295
		$ 2,358,295
Senior Living/Life Care — 6.7%
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	$610	$ 529,018
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,513,456

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	$1,150	$ 1,163,117
7.00%, 9/1/53	500	543,921
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,809,796
		$ 5,559,308
Special Tax Revenue — 2.6%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)	$250	$ 257,687
5.00%, 9/1/38(2)	200	199,943
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/47	725	746,407
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	6	5,841
0.00%, 7/1/29	17	15,494
0.00%, 7/1/31	22	18,785
0.00%, 7/1/33	50	39,603
0.00%, 7/1/46	287	103,305
0.00%, 7/1/51	528	138,380
4.50%, 7/1/34	110	109,725
4.536%, 7/1/53	3	2,754
5.00%, 7/1/58	512	496,888
		$ 2,134,812
Transportation — 10.1%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,773,529
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,320	1,356,939
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/41	750	781,513
Virginia Port Authority, 5.00%, 7/1/43	735	773,194
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,682,141
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	970,235
		$ 8,337,551
Water and Sewer — 12.9%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$660	$ 707,730
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/40	165	162,508
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Fairfax County, VA, Sewer Revenue: (continued)
5.00%, 7/15/54	$1,375	$ 1,416,391
Hampton Roads Sanitation District, VA:
2.25%, 8/1/46(3)	500	500,000
4.00%, 10/1/38	1,690	1,691,851
Norfolk, VA, Water Revenue, 5.00%, 11/1/41	445	476,190
Prince William County Service Authority, VA, Water and Sewer System Revenue:
5.00%, 7/15/41	250	268,507
5.00%, 7/15/42	400	428,041
5.00%, 7/15/43	600	639,475
Spotsylvania County, VA, Water and Sewer Revenue:
4.00%, 12/1/42	925	900,264
4.00%, 12/1/47	130	122,867
Stafford County, VA, Water and Wastewater System Revenue, 5.00%, 10/1/43	200	212,686
Virginia Beach, VA, Water and Sewer System Revenue:
4.00%, 10/1/46	630	594,765
4.00%, 10/1/50	2,830	2,568,703
		$ 10,689,978
Total Tax-Exempt Municipal Obligations (identified cost $85,010,571)		$ 83,639,358

Taxable Municipal Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 382,024
		$ 382,024
General Obligations — 0.1%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 124,006
		$ 124,006
Lease Revenue/Certificates of Participation — 0.8%
Manassas Park Economic Development Authority, VA:
4.85%, 10/15/35	$65	$ 63,497

See Notes to Financial Statements.

Eaton Vance
Virginia Municipal Income Fund
August 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Manassas Park Economic Development Authority, VA: (continued)
5.22%, 10/15/40	$625	$ 611,409
		$ 674,906
Total Taxable Municipal Obligations (identified cost $1,270,000)		$ 1,180,936

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 4/15/28	$1,250	$ 1,238,819
Total U.S. Treasury Obligations (identified cost $1,242,061)		$ 1,238,819

Short-Term Investments — 0.7%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(4)	588,326	$ 588,385
Total Short-Term Investments (identified cost $588,385)		$ 588,385
Total Investments — 104.5% (identified cost $88,111,017)		$ 86,647,498
Other Assets, Less Liabilities — (4.5)%		$ (3,740,048)
Net Assets — 100.0%		$ 82,907,450

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $1,243,058 or 1.5% of the Fund's net assets.

(3)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(4)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 4.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
1.5% to 2.9% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Assets and Liabilities

	August 31, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Assets
Investments:
Identified cost	$140,297,306	$90,250,756	$99,076,594	$275,355,343
Unrealized depreciation	(1,437,765)	(2,265,694)	(1,414,829)	(4,028,954)
Investments, at value	$138,859,541	$87,985,062	$97,661,765	$271,326,389
Interest and dividends receivable	$1,559,984	$877,427	$1,448,188	$2,996,134
Receivable for investments sold	396,511	251,758	—	19,874
Receivable for Fund shares sold	77,825	210,398	358,628	384,381
Trustees' deferred compensation plan	24,775	29,021	36,792	51,241
Total assets	$140,918,636	$89,353,666	$99,505,373	$274,778,019
Liabilities
Payable for when-issued securities	$—	$975,163	$2,325,418	$—
Payable for Fund shares redeemed	1,161,186	148,985	714,348	684,590
Distributions payable	62,608	39,535	28,516	224,587
Payable to affiliates:
Investment adviser fee	43,185	25,844	27,623	89,311
Distribution and service fees	7,145	5,420	8,657	11,421
Sub-transfer agency fee	1,063	1,157	1,379	2,508
Trustees' deferred compensation plan	24,775	29,021	36,792	51,241
Payable for legal and accounting services	69,369	72,340	56,193	64,820
Accrued expenses	25,586	24,577	26,058	45,303
Total liabilities	$1,394,917	$1,322,042	$3,224,984	$1,173,781
Net Assets	$139,523,719	$88,031,624	$96,280,389	$273,604,238
Sources of Net Assets
Paid-in capital	$149,590,120	$96,515,660	$101,837,069	$290,386,694
Accumulated loss	(10,066,401)	(8,484,036)	(5,556,680)	(16,782,456)
Net Assets	$139,523,719	$88,031,624	$96,280,389	$273,604,238
Class A Shares
Net Assets	$29,845,676	$24,799,739	$45,944,011	$53,001,721
Shares Outstanding	3,744,635	3,009,286	5,397,227	6,414,927
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.97	$8.24	$8.51	$8.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.24	$8.52	$8.80	$8.54
Class C Shares
Net Assets	$2,477,658	$1,403,336	$843,451	$2,836,633
Shares Outstanding	290,660	156,143	89,768	319,193
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.52	$8.99	$9.40	$8.89
Class I Shares
Net Assets	$107,200,385	$61,828,549	$49,492,927	$217,765,884
Shares Outstanding	13,415,895	7,487,233	5,806,353	26,283,784
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.99	$8.26	$8.52	$8.29

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Assets and Liabilities — continued

	August 31, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Assets
Investments:
Identified cost	$288,410,853	$227,377,954	$88,111,017
Unrealized depreciation	(3,193,882)	(3,028,879)	(1,463,519)
Investments, at value	$285,216,971	$224,349,075	$86,647,498
Cash	$234,625	$—	$—
Interest and dividends receivable	2,817,862	2,915,881	816,788
Receivable for investments sold	—	405,000	140,728
Receivable for Fund shares sold	39,857	345,407	539,126
Trustees' deferred compensation plan	52,192	53,112	52,589
Total assets	$288,361,507	$228,068,475	$88,196,729
Liabilities
Payable for investments purchased	$—	$19,159	$—
Payable for when-issued securities	2,600,925	2,299,920	5,005,563
Payable for Fund shares redeemed	417,684	250,145	79,397
Distributions payable	21,266	154,992	40,714
Payable to affiliates:
Investment adviser fee	94,659	74,448	21,999
Distribution and service fees	16,838	15,818	7,134
Sub-transfer agency fee	1,792	531	1,265
Trustees' deferred compensation plan	52,192	53,112	52,589
Payable for legal and accounting services	60,838	59,900	55,853
Accrued expenses	48,127	42,215	24,765
Total liabilities	$3,314,321	$2,970,240	$5,289,279
Net Assets	$285,047,186	$225,098,235	$82,907,450
Sources of Net Assets
Paid-in capital	$309,644,988	$241,179,434	$91,442,177
Accumulated loss	(24,597,802)	(16,081,199)	(8,534,727)
Net Assets	$285,047,186	$225,098,235	$82,907,450
Class A Shares
Net Assets	$84,636,759	$77,928,925	$36,778,650
Shares Outstanding	10,787,254	9,199,166	5,170,978
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.85	$8.47	$7.11
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.11	$8.75	$7.35
Class C Shares
Net Assets	$2,876,639	$3,251,723	$1,127,805
Shares Outstanding	334,920	361,798	143,116
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.59	$8.99	$7.88
Class I Shares
Net Assets	$197,533,788	$143,917,587	$45,000,995
Shares Outstanding	25,198,858	16,972,971	6,314,829
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.84	$8.48	$7.13

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Operations

	Year Ended August 31, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Income
Dividend income	$9,732	$6,306	$16,404	$43,944
Interest income	5,473,526	3,685,172	3,860,377	10,022,297
Total investment income	$5,483,258	$3,691,478	$3,876,781	$10,066,241
Expenses
Investment adviser fee	$479,127	$298,429	$312,115	$985,064
Distribution and service fees:
Class A	62,634	50,882	93,553	111,399
Class C	23,621	15,411	11,052	29,966
Trustees’ fees and expenses	8,016	5,634	5,752	14,934
Custodian fee	44,305	35,666	36,093	71,299
Transfer and dividend disbursing agent fees	28,968	30,368	28,862	63,744
Legal and accounting services	89,896	98,949	68,308	80,773
Printing and postage	11,244	11,298	12,209	15,743
Registration fees	2,574	8,226	3,307	6,240
Miscellaneous	46,641	40,615	39,590	73,344
Total expenses	$797,026	$595,478	$610,841	$1,452,506
Net investment income	$4,686,232	$3,096,000	$3,265,940	$8,613,735
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$375,577	$498,670	$689,384	$1,924,636
Net realized gain	$375,577	$498,670	$689,384	$1,924,636
Change in unrealized appreciation (depreciation):
Investments	$1,035,431	$1,131,610	$(88,758)	$1,044,523
Net change in unrealized appreciation (depreciation)	$1,035,431	$1,131,610	$(88,758)	$1,044,523
Net realized and unrealized gain	$1,411,008	$1,630,280	$600,626	$2,969,159
Net increase in net assets from operations	$6,097,240	$4,726,280	$3,866,566	$11,582,894

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Operations — continued

	Year Ended August 31, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Income
Dividend income	$41,042	$149,310	$8,487
Interest income	10,400,212	9,145,108	2,967,288
Total investment income	$10,441,254	$9,294,418	$2,975,775
Expenses
Investment adviser fee	$986,453	$858,115	$224,541
Distribution and service fees:
Class A	162,267	152,875	70,478
Class C	30,453	34,637	10,568
Trustees’ fees and expenses	14,922	13,010	4,726
Custodian fee	66,265	61,031	35,579
Transfer and dividend disbursing agent fees	61,933	36,473	29,042
Legal and accounting services	80,935	78,979	62,010
Printing and postage	15,142	16,061	15,248
Registration fees	4,645	2,003	4,566
Interest expense and fees	—	36,752	—
Miscellaneous	66,782	63,238	36,667
Total expenses	$1,489,797	$1,353,174	$493,425
Net investment income	$8,951,457	$7,941,244	$2,482,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$1,624,145	$1,211,210	$1,040,784
Net realized gain	$1,624,145	$1,211,210	$1,040,784
Change in unrealized appreciation (depreciation):
Investments	$10,225	$2,405,381	$(64,602)
Net change in unrealized appreciation (depreciation)	$10,225	$2,405,381	$(64,602)
Net realized and unrealized gain	$1,634,370	$3,616,591	$976,182
Net increase in net assets from operations	$10,585,827	$11,557,835	$3,458,532

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Changes in Net Assets

	Year Ended August 31, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,686,232	$3,096,000	$3,265,940	$8,613,735
Net realized gain	375,577	498,670	689,384	1,924,636
Net change in unrealized appreciation (depreciation)	1,035,431	1,131,610	(88,758)	1,044,523
Net increase in net assets from operations	$6,097,240	$4,726,280	$3,866,566	$11,582,894
Distributions to shareholders:
Class A	$(1,042,371)	$(810,045)	$(1,555,305)	$(1,782,828)
Class C	(64,163)	(39,582)	(29,958)	(77,281)
Class I	(3,521,932)	(2,169,067)	(1,622,707)	(6,707,932)
Total distributions to shareholders	$(4,628,466)	$(3,018,694)	$(3,207,970)	$(8,568,041)
Transactions in shares of beneficial interest:
Class A	$(3,185,589)	$(1,703,223)	$1,540,446	$(3,287,222)
Class C	242,732	(389,584)	(524,964)	(735,077)
Class I	18,673,022	328,144	8,601,585	43,974,243
Net increase (decrease) in net assets from Fund share transactions	$15,730,165	$(1,764,663)	$9,617,067	$39,951,944
Net increase (decrease) in net assets	$17,198,939	$(57,077)	$10,275,663	$42,966,797
Net Assets
At beginning of year	$122,324,780	$88,088,701	$86,004,726	$230,637,441
At end of year	$139,523,719	$88,031,624	$96,280,389	$273,604,238

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$8,951,457	$7,941,244	$2,482,350
Net realized gain	1,624,145	1,211,210	1,040,784
Net change in unrealized appreciation (depreciation)	10,225	2,405,381	(64,602)
Net increase in net assets from operations	$10,585,827	$11,557,835	$3,458,532
Distributions to shareholders:
Class A	$(2,711,531)	$(2,630,674)	$(1,122,143)
Class C	(83,077)	(98,264)	(27,071)
Class I	(6,014,199)	(5,164,356)	(1,258,340)
Total distributions to shareholders	$(8,808,807)	$(7,893,294)	$(2,407,554)
Transactions in shares of beneficial interest:
Class A	$7,826,241	$2,039,421	$6,470,697
Class C	(518,517)	(164,833)	(16,182)
Class I	57,753,779	27,825,397	14,849,298
Net increase in net assets from Fund share transactions	$65,061,503	$29,699,985	$21,303,813
Net increase in net assets	$66,838,523	$33,364,526	$22,354,791
Net Assets
At beginning of year	$218,208,663	$191,733,709	$60,552,659
At end of year	$285,047,186	$225,098,235	$82,907,450

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$4,167,231	$3,006,813	$3,028,007	$7,788,883
Net realized gain (loss)	(482,810)	(550,234)	83,074	(216,074)
Net change in unrealized appreciation (depreciation)	(3,932,950)	(2,943,887)	(2,982,768)	(9,729,305)
Net increase (decrease) in net assets from operations	$(248,529)	$(487,308)	$128,313	$(2,156,496)
Distributions to shareholders:
Class A	$(1,012,203)	$(903,846)	$(1,566,198)	$(1,812,533)
Class C	(61,796)	(42,883)	(56,755)	(109,673)
Class I	(3,036,272)	(1,996,096)	(1,339,924)	(5,769,496)
Total distributions to shareholders	$(4,110,271)	$(2,942,825)	$(2,962,877)	$(7,691,702)
Transactions in shares of beneficial interest:
Class A	$2,269,430	$(3,738,615)	$(936,007)	$5,276,486
Class C	(510,706)	170,448	(1,412,814)	(1,624,389)
Class I	2,464,150	10,549,456	7,377,295	20,424,729
Net increase in net assets from Fund share transactions	$4,222,874	$6,981,289	$5,028,474	$24,076,826
Net increase (decrease) in net assets	$(135,926)	$3,551,156	$2,193,910	$14,228,628
Net Assets
At beginning of year	$122,460,706	$84,537,545	$83,810,816	$216,408,813
At end of year	$122,324,780	$88,088,701	$86,004,726	$230,637,441

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,522,472	$6,770,144	$2,153,415
Net realized gain (loss)	(907,280)	(85,532)	204,045
Net change in unrealized appreciation (depreciation)	(7,136,551)	(9,344,922)	(2,545,350)
Net decrease in net assets from operations	$(521,359)	$(2,660,310)	$(187,890)
Distributions to shareholders:
Class A	$(2,729,225)	$(2,615,731)	$(1,057,447)
Class C	(95,092)	(118,926)	(41,179)
Class I	(4,601,758)	(4,005,845)	(1,047,550)
Total distributions to shareholders	$(7,426,075)	$(6,740,502)	$(2,146,176)
Transactions in shares of beneficial interest:
Class A	$(2,919,847)	$6,821,359	$(1,773,491)
Class C	(313,518)	(1,422,601)	(583,489)
Class I	34,848,993	13,769,843	4,281,980
Net increase in net assets from Fund share transactions	$31,615,628	$19,168,601	$1,925,000
Net increase (decrease) in net assets	$23,668,194	$9,767,789	$(409,066)
Net Assets
At beginning of year	$194,540,469	$181,965,920	$60,961,725
At end of year	$218,208,663	$191,733,709	$60,552,659

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights

	Georgia Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.85	$8.14	$7.93	$8.02	$8.87
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.26	$0.24	$0.20	$0.14
Net realized and unrealized gain (loss)	0.12	(0.29)	0.21	(0.09)	(0.85)
Total income (loss) from operations	$0.39	$(0.03)	$0.45	$0.11	$(0.71)
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.24)	$(0.20)	$(0.14)
Total distributions	$(0.27)	$(0.26)	$(0.24)	$(0.20)	$(0.14)
Net asset value — End of year	$7.97	$7.85	$8.14	$7.93	$8.02
Total Return(2)	4.96%	(0.41)%	5.77%	1.41%	(8.03)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,846	$32,508	$31,318	$36,206	$39,103
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.73%	0.71%	0.71%	0.69%	0.65%
Net expenses	0.73%	0.71%	0.71%	0.69%	0.65%
Net investment income	3.37%	3.27%	3.04%	2.54%	1.69%
Portfolio Turnover	37%	44%	44%	47%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Georgia Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.40	$8.70	$8.48	$8.58	$9.49
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.21	$0.20	$0.15	$0.09
Net realized and unrealized gain (loss)	0.11	(0.30)	0.21	(0.10)	(0.91)
Total income (loss) from operations	$0.34	$(0.09)	$0.41	$0.05	$(0.82)
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.19)	$(0.15)	$(0.09)
Total distributions	$(0.22)	$(0.21)	$(0.19)	$(0.15)	$(0.09)
Net asset value — End of year	$8.52	$8.40	$8.70	$8.48	$8.58
Total Return(2)	4.08%	(1.03)%	4.92%	0.60%	(8.73)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,478	$2,209	$2,808	$3,312	$3,783
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.47%	1.46%	1.44%	1.40%
Net expenses	1.48%	1.47%	1.46%	1.44%	1.40%
Net investment income	2.62%	2.51%	2.28%	1.79%	0.93%
Portfolio Turnover	37%	44%	44%	47%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Georgia Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.87	$8.16	$7.95	$8.04	$8.90
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.26	$0.22	$0.16
Net realized and unrealized gain (loss)	0.12	(0.30)	0.21	(0.09)	(0.86)
Total income (loss) from operations	$0.41	$(0.02)	$0.47	$0.13	$(0.70)
Less Distributions
From net investment income	$(0.29)	$(0.27)	$(0.26)	$(0.22)	$(0.16)
Total distributions	$(0.29)	$(0.27)	$(0.26)	$(0.22)	$(0.16)
Net asset value — End of year	$7.99	$7.87	$8.16	$7.95	$8.04
Total Return(2)	5.17%	(0.20)%	5.97%	1.61%	(7.93)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$107,200	$87,608	$88,335	$76,354	$74,934
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.53%	0.52%	0.51%	0.49%	0.45%
Net expenses	0.53%	0.52%	0.51%	0.49%	0.45%
Net investment income	3.57%	3.47%	3.23%	2.75%	1.90%
Portfolio Turnover	37%	44%	44%	47%	34%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Maryland Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.08	$8.39	$8.14	$8.23	$9.19
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.27	$0.26	$0.21	$0.16
Net realized and unrealized gain (loss)	0.16	(0.32)	0.25	(0.09)	(0.97)
Total income (loss) from operations	$0.43	$(0.05)	$0.51	$0.12	$(0.81)
Less Distributions
From net investment income	$(0.27)	$(0.26)	$(0.26)	$(0.21)	$(0.15)
Total distributions	$(0.27)	$(0.26)	$(0.26)	$(0.21)	$(0.15)
Net asset value — End of year	$8.24	$8.08	$8.39	$8.14	$8.23
Total Return(2)	5.28%	(0.59)%	6.34%	1.43%	(8.86)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,800	$25,938	$30,766	$28,435	$35,914
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.78%	0.76%	0.73%	0.71%	0.68%
Net expenses	0.78%	0.76%	0.73%	0.71%	0.68%
Net investment income	3.27%	3.24%	3.10%	2.53%	1.82%
Portfolio Turnover	71%	71%	42%	53%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Maryland Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.81	$9.15	$8.88	$8.98	$10.02
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.22	$0.21	$0.16	$0.10
Net realized and unrealized gain (loss)	0.17	(0.34)	0.27	(0.10)	(1.05)
Total income (loss) from operations	$0.40	$(0.12)	$0.48	$0.06	$(0.95)
Less Distributions
From net investment income	$(0.22)	$(0.22)	$(0.21)	$(0.16)	$(0.09)
Total distributions	$(0.22)	$(0.22)	$(0.21)	$(0.16)	$(0.09)
Net asset value — End of year	$8.99	$8.81	$9.15	$8.88	$8.98
Total Return(2)	4.56%	(1.35)%	5.51%	0.65%	(9.48)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,403	$1,746	$1,642	$3,402	$4,221
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.53%	1.51%	1.48%	1.46%	1.43%
Net expenses	1.53%	1.51%	1.48%	1.46%	1.43%
Net investment income	2.52%	2.50%	2.35%	1.79%	1.06%
Portfolio Turnover	71%	71%	42%	53%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Maryland Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.09	$8.41	$8.15	$8.25	$9.21
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.28	$0.27	$0.23	$0.18
Net realized and unrealized gain (loss)	0.16	(0.32)	0.26	(0.11)	(0.97)
Total income (loss) from operations	$0.45	$(0.04)	$0.53	$0.12	$(0.79)
Less Distributions
From net investment income	$(0.28)	$(0.28)	$(0.27)	$(0.22)	$(0.17)
Total distributions	$(0.28)	$(0.28)	$(0.27)	$(0.22)	$(0.17)
Net asset value — End of year	$8.26	$8.09	$8.41	$8.15	$8.25
Total Return(2)	5.61%	(0.50)%	6.67%	1.51%	(8.66)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,829	$60,405	$52,129	$44,622	$41,874
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58%	0.56%	0.53%	0.51%	0.48%
Net expenses	0.58%	0.56%	0.53%	0.51%	0.48%
Net investment income	3.47%	3.45%	3.30%	2.76%	2.02%
Portfolio Turnover	71%	71%	42%	53%	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Missouri Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.43	$8.72	$8.55	$8.71	$9.76
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.30	$0.30	$0.26	$0.20
Net realized and unrealized gain (loss)	0.08	(0.29)	0.16	(0.17)	(1.05)
Total income (loss) from operations	$0.37	$0.01	$0.46	$0.09	$(0.85)
Less Distributions
From net investment income	$(0.29)	$(0.30)	$(0.29)	$(0.25)	$(0.20)
Total distributions	$(0.29)	$(0.30)	$(0.29)	$(0.25)	$(0.20)
Net asset value — End of year	$8.51	$8.43	$8.72	$8.55	$8.71
Total Return(2)	4.36%	0.09%	5.52%	1.08%	(8.82)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$45,944	$44,005	$46,482	$52,300	$44,538
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%	0.74%	0.71%	0.71%	0.69%
Net expenses	0.74%	0.74%	0.71%	0.71%	0.69%
Net investment income	3.39%	3.56%	3.45%	2.97%	2.14%
Portfolio Turnover	55%	45%	68%	59%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Missouri Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.31	$9.63	$9.44	$9.62	$10.77
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.27	$0.26	$0.21	$0.14
Net realized and unrealized gain (loss)	0.09	(0.33)	0.18	(0.18)	(1.15)
Total income (loss) from operations	$0.34	$(0.06)	$0.44	$0.03	$(1.01)
Less Distributions
From net investment income	$(0.25)	$(0.26)	$(0.25)	$(0.21)	$(0.14)
Total distributions	$(0.25)	$(0.26)	$(0.25)	$(0.21)	$(0.14)
Net asset value — End of year	$9.40	$9.31	$9.63	$9.44	$9.62
Total Return(2)	3.60%	(0.65)%	4.76%	0.29%	(9.42)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$843	$1,346	$2,835	$4,934	$5,364
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.49%	1.46%	1.46%	1.44%
Net expenses	1.49%	1.49%	1.46%	1.46%	1.44%
Net investment income	2.64%	2.80%	2.69%	2.21%	1.38%
Portfolio Turnover	55%	45%	68%	59%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Missouri Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.44	$8.73	$8.56	$8.72	$9.77
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.32	$0.31	$0.28	$0.22
Net realized and unrealized gain (loss)	0.08	(0.29)	0.17	(0.17)	(1.05)
Total income (loss) from operations	$0.39	$0.03	$0.48	$0.11	$(0.83)
Less Distributions
From net investment income	$(0.31)	$(0.32)	$(0.31)	$(0.27)	$(0.22)
Total distributions	$(0.31)	$(0.32)	$(0.31)	$(0.27)	$(0.22)
Net asset value — End of year	$8.52	$8.44	$8.73	$8.56	$8.72
Total Return(2)	4.56%	0.30%	5.73%	1.29%	(8.62)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,493	$40,654	$34,494	$30,219	$23,509
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.54%	0.51%	0.51%	0.49%
Net expenses	0.54%	0.54%	0.51%	0.51%	0.49%
Net investment income	3.58%	3.76%	3.65%	3.17%	2.33%
Portfolio Turnover	55%	45%	68%	59%	15%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	North Carolina Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.13	$8.49	$8.26	$8.39	$9.28
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.27	$0.26	$0.20	$0.14
Net realized and unrealized gain (loss)	0.13	(0.36)	0.23	(0.13)	(0.88)
Total income (loss) from operations	$0.40	$(0.09)	$0.49	$0.07	$(0.74)
Less Distributions
From net investment income	$(0.27)	$(0.27)	$(0.26)	$(0.20)	$(0.15)
Total distributions	$(0.27)	$(0.27)	$(0.26)	$(0.20)	$(0.15)
Net asset value — End of year	$8.26	$8.13	$8.49	$8.26	$8.39
Total Return(2)	4.90%	(1.07)%	5.98%	0.78%	(8.09)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,002	$55,319	$52,460	$53,236	$56,810
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.71%	0.71%	0.70%	0.68%	0.66%
Net expenses	0.71%	0.71%	0.70%	0.68%	0.66%
Net investment income	3.22%	3.31%	3.09%	2.34%	1.63%
Portfolio Turnover	68%	73%	70%	100%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	North Carolina Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.74	$9.13	$8.89	$9.03	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.23	$0.21	$0.14	$0.08
Net realized and unrealized gain (loss)	0.15	(0.40)	0.24	(0.14)	(0.95)
Total income (loss) from operations	$0.37	$(0.17)	$0.45	$0.00 (2)	$(0.87)
Less Distributions
From net investment income	$(0.22)	$(0.22)	$(0.21)	$(0.14)	$(0.08)
Total distributions	$(0.22)	$(0.22)	$(0.21)	$(0.14)	$(0.08)
Net asset value — End of year	$8.89	$8.74	$9.13	$8.89	$9.03
Total Return(3)	4.24%	(1.84)%	5.10%	0.02%	(8.71)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,837	$3,502	$5,317	$6,418	$7,812
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.46%	1.46%	1.45%	1.43%	1.41%
Net expenses	1.46%	1.46%	1.45%	1.43%	1.41%
Net investment income	2.47%	2.55%	2.34%	1.59%	0.88%
Portfolio Turnover	68%	73%	70%	100%	18%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	North Carolina Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.15	$8.51	$8.29	$8.42	$9.31
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.28	$0.21	$0.16
Net realized and unrealized gain (loss)	0.14	(0.36)	0.21	(0.13)	(0.89)
Total income (loss) from operations	$0.43	$(0.07)	$0.49	$0.08	$(0.73)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.27)	$(0.21)	$(0.16)
Total distributions	$(0.29)	$(0.29)	$(0.27)	$(0.21)	$(0.16)
Net asset value — End of year	$8.29	$8.15	$8.51	$8.29	$8.42
Total Return(2)	5.23%	(0.86)%	6.06%	0.98%	(7.88)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$217,766	$171,817	$158,632	$127,108	$110,681
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.51%	0.50%	0.48%	0.46%
Net expenses	0.51%	0.51%	0.50%	0.48%	0.46%
Net investment income	3.42%	3.51%	3.29%	2.56%	1.84%
Portfolio Turnover	68%	73%	70%	100%	18%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Oregon Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.74	$8.03	$7.83	$7.99	$8.94
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.27	$0.27	$0.25	$0.16
Net realized and unrealized gain (loss)	0.11	(0.29)	0.20	(0.17)	(0.94)
Total income (loss) from operations	$0.38	$(0.02)	$0.47	$0.08	$(0.78)
Less Distributions
From net investment income	$(0.27)	$(0.27)	$(0.27)	$(0.24)	$(0.17)
Total distributions	$(0.27)	$(0.27)	$(0.27)	$(0.24)	$(0.17)
Net asset value — End of year	$7.85	$7.74	$8.03	$7.83	$7.99
Total Return(2)	4.86%	(0.27)%	6.08%	1.03%	(8.84)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,637	$75,920	$81,908	$68,300	$79,721
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.71%	0.72%	0.71%	0.70%	0.66%
Interest and fee expense(4)	—	—	0.00%(5)	0.03%	—
Total expenses	0.71%	0.72%	0.71%	0.73%	0.66%
Net expenses	0.71%	0.72%	0.71%	0.73%	0.66%
Net investment income	3.40%	3.45%	3.41%	3.09%	1.91%
Portfolio Turnover	42%	53%	47%	86%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Oregon Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.47	$8.79	$8.58	$8.75	$9.79
Income (Loss) From Operations
Net investment income(1)	$0.23	$0.23	$0.23	$0.20	$0.11
Net realized and unrealized gain (loss)	0.12	(0.32)	0.21	(0.17)	(1.04)
Total income (loss) from operations	$0.35	$(0.09)	$0.44	$0.03	$(0.93)
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.23)	$(0.20)	$(0.11)
Total distributions	$(0.23)	$(0.23)	$(0.23)	$(0.20)	$(0.11)
Net asset value — End of year	$8.59	$8.47	$8.79	$8.58	$8.75
Total Return(2)	4.08%	(1.05)%	5.18%	0.33%	(9.52)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,877	$3,342	$3,790	$4,814	$7,009
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.46%	1.47%	1.47%	1.45%	1.41%
Interest and fee expense(4)	—	—	0.00%(5)	0.03%	—
Total expenses	1.46%	1.47%	1.47%	1.48%	1.41%
Net expenses	1.46%	1.47%	1.47%	1.48%	1.41%
Net investment income	2.65%	2.70%	2.67%	2.33%	1.15%
Portfolio Turnover	42%	53%	47%	86%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Oregon Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.73	$8.02	$7.83	$7.98	$8.94
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.29	$0.26	$0.18
Net realized and unrealized gain (loss)	0.10	(0.30)	0.18	(0.15)	(0.96)
Total income (loss) from operations	$0.39	$(0.01)	$0.47	$0.11	$(0.78)
Less Distributions
From net investment income	$(0.28)	$(0.28)	$(0.28)	$(0.26)	$(0.18)
Total distributions	$(0.28)	$(0.28)	$(0.28)	$(0.26)	$(0.18)
Net asset value — End of year	$7.84	$7.73	$8.02	$7.83	$7.98
Total Return(2)	5.07%	(0.08)%	6.16%	1.36%	(8.77)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$197,534	$138,947	$108,842	$79,202	$74,789
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.51%	0.52%	0.51%	0.50%	0.47%
Interest and fee expense(4)	—	—	0.00%(5)	0.03%	—
Total expenses	0.51%	0.52%	0.51%	0.53%	0.47%
Net expenses	0.51%	0.52%	0.51%	0.53%	0.47%
Net investment income	3.59%	3.66%	3.61%	3.29%	2.11%
Portfolio Turnover	42%	53%	47%	86%	42%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(5)	Amount is less than 0.005%.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	South Carolina Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.28	$8.71	$8.54	$8.62	$9.51
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.30	$0.29	$0.21	$0.17
Net realized and unrealized gain (loss)	0.19	(0.43)	0.17	(0.09)	(0.90)
Total income (loss) from operations	$0.49	$(0.13)	$0.46	$0.12	$(0.73)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.29)	$(0.20)	$(0.16)
Total distributions	$(0.30)	$(0.30)	$(0.29)	$(0.20)	$(0.16)
Net asset value — End of year	$8.47	$8.28	$8.71	$8.54	$8.62
Total Return(2)	6.00%	(1.65)%	5.50%	1.44%	(7.69)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,929	$74,202	$71,177	$70,953	$77,965
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.70%	0.71%	0.69%	0.66%	0.65%
Interest and fee expense(4)	0.02%	0.03%	0.02%	0.07%	0.02%
Total expenses	0.72%	0.74%	0.71%	0.73%	0.67%
Net expenses	0.72%	0.74%	0.71%	0.73%	0.67%
Net investment income	3.46%	3.54%	3.40%	2.38%	1.81%
Portfolio Turnover	71%	66%	99%	72%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	South Carolina Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.78	$9.24	$9.06	$9.14	$10.09
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.25	$0.24	$0.15	$0.10
Net realized and unrealized gain (loss)	0.21	(0.46)	0.18	(0.08)	(0.95)
Total income (loss) from operations	$0.46	$(0.21)	$0.42	$0.07	$(0.85)
Less Distributions
From net investment income	$(0.25)	$(0.25)	$(0.24)	$(0.15)	$(0.10)
Total distributions	$(0.25)	$(0.25)	$(0.24)	$(0.15)	$(0.10)
Net asset value — End of year	$8.99	$8.78	$9.24	$9.06	$9.14
Total Return(2)	5.18%	(2.31)%	4.71%	0.74%	(8.44)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,252	$3,337	$4,976	$4,954	$7,333
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.45%	1.46%	1.44%	1.41%	1.40%
Interest and fee expense(4)	0.02%	0.03%	0.02%	0.07%	0.02%
Total expenses	1.47%	1.49%	1.46%	1.48%	1.42%
Net expenses	1.47%	1.49%	1.46%	1.48%	1.42%
Net investment income	2.72%	2.79%	2.65%	1.62%	1.05%
Portfolio Turnover	71%	66%	99%	72%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	South Carolina Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.28	$8.71	$8.54	$8.62	$9.52
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.32	$0.31	$0.22	$0.18
Net realized and unrealized gain (loss)	0.20	(0.43)	0.17	(0.08)	(0.90)
Total income (loss) from operations	$0.51	$(0.11)	$0.48	$0.14	$(0.72)
Less Distributions
From net investment income	$(0.31)	$(0.32)	$(0.31)	$(0.22)	$(0.18)
Total distributions	$(0.31)	$(0.32)	$(0.31)	$(0.22)	$(0.18)
Net asset value — End of year	$8.48	$8.28	$8.71	$8.54	$8.62
Total Return(2)	6.21%	(1.33)%	5.72%	1.64%	(7.60)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$143,918	$114,195	$105,813	$96,738	$68,602
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.50%	0.51%	0.49%	0.46%	0.45%
Interest and fee expense(4)	0.02%	0.03%	0.02%	0.07%	0.02%
Total expenses	0.52%	0.54%	0.51%	0.53%	0.47%
Net expenses	0.52%	0.54%	0.51%	0.53%	0.47%
Net investment income	3.65%	3.74%	3.60%	2.61%	2.01%
Portfolio Turnover	71%	66%	99%	72%	12%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Virginia Fund — Class A
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$6.96	$7.22	$7.04	$7.19	$8.10
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.24	$0.24	$0.21	$0.17
Net realized and unrealized gain (loss)	0.14	(0.26)	0.18	(0.17)	(0.92)
Total income (loss) from operations	$0.38	$(0.02)	$0.42	$0.04	$(0.75)
Less Distributions
From net investment income	$(0.23)	$(0.24)	$(0.24)	$(0.19)	$(0.16)
Total distributions	$(0.23)	$(0.24)	$(0.24)	$(0.19)	$(0.16)
Net asset value — End of year	$7.11	$6.96	$7.22	$7.04	$7.19
Total Return(2)	5.46%	(0.24)%	6.12%	0.62%	(9.30)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$36,779	$29,707	$32,662	$33,859	$38,319
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.76%	0.76%	0.74%	0.70%	0.69%
Interest and fee expense(4)	—	—	—	0.05%	0.02%
Total expenses	0.76%	0.76%	0.74%	0.75%	0.71%
Net expenses	0.76%	0.76%	0.74%	0.75%	0.71%
Net investment income	3.28%	3.43%	3.43%	2.87%	2.19%
Portfolio Turnover	92%	75%	78%	72%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Virginia Fund — Class C
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.71	$8.00	$7.80	$7.97	$8.98
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.21	$0.21	$0.17	$0.12
Net realized and unrealized gain (loss)	0.16	(0.29)	0.20	(0.18)	(1.01)
Total income (loss) from operations	$0.36	$(0.08)	$0.41	$(0.01)	$(0.89)
Less Distributions
From net investment income	$(0.19)	$(0.21)	$(0.21)	$(0.16)	$(0.12)
Total distributions	$(0.19)	$(0.21)	$(0.21)	$(0.16)	$(0.12)
Net asset value — End of year	$7.88	$7.71	$8.00	$7.80	$7.97
Total Return(2)	4.72%	(1.01)%	5.33%	(0.18)%	(9.99)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,128	$1,118	$1,762	$1,584	$2,895
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.51%	1.51%	1.49%	1.46%	1.44%
Interest and fee expense(4)	—	—	—	0.05%	0.02%
Total expenses	1.51%	1.51%	1.49%	1.51%	1.46%
Net expenses	1.51%	1.51%	1.49%	1.51%	1.46%
Net investment income	2.54%	2.67%	2.68%	2.10%	1.44%
Portfolio Turnover	92%	75%	78%	72%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Financial Highlights — continued

	Virginia Fund — Class I
	Year Ended August 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$6.97	$7.24	$7.05	$7.21	$8.12
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.26	$0.26	$0.22	$0.18
Net realized and unrealized gain (loss)	0.16	(0.27)	0.19	(0.17)	(0.91)
Total income (loss) from operations	$0.41	$(0.01)	$0.45	$0.05	$(0.73)
Less Distributions
From net investment income	$(0.25)	$(0.26)	$(0.26)	$(0.21)	$(0.18)
Total distributions	$(0.25)	$(0.26)	$(0.26)	$(0.21)	$(0.18)
Net asset value — End of year	$7.13	$6.97	$7.24	$7.05	$7.21
Total Return(2)	5.81%	(0.18)%	6.47%	0.69%	(9.09)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$45,001	$29,728	$26,538	$22,612	$19,671
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.56%	0.56%	0.54%	0.50%	0.49%
Interest and fee expense(4)	—	—	—	0.05%	0.02%
Total expenses	0.56%	0.56%	0.54%	0.55%	0.51%
Net expenses	0.56%	0.56%	0.54%	0.55%	0.51%
Net investment income	3.48%	3.65%	3.63%	3.08%	2.39%
Portfolio Turnover	92%	75%	78%	72%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds' investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of August 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Funds' financial statement presentation or disclosure.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. The Funds had no Floating Rate Notes outstanding as of August 31, 2026.
For the year ended August 31, 2026, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
South Carolina Fund
Average Floating Rate Notes Outstanding	$1,196,712
Average Interest Rate	3.07%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2026.

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
K Recently Issued Accounting Pronouncements—In September 2026, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. ASU 2026-03 requires investment companies to consider the effects of certain contractual sale restrictions when measuring the fair value of equity securities and to provide related disclosures. ASU 2026-03 is effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of adopting ASU 2026-03; however, it does not currently expect the implementation of the standard to have a material effect on the Funds' financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended August 31, 2026 and August 31, 2025 was as follows:
	Year Ended August 31, 2026
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$4,425,089	$2,842,665	$3,023,417	$8,369,330
Ordinary income	$203,377	$176,029	$184,553	$198,711

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

	Year Ended August 31, 2026
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$8,444,378	$7,864,558	$2,332,856
Ordinary income	$364,429	$28,736	$74,698

	Year Ended August 31, 2025
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Tax-exempt income	$3,983,463	$2,817,865	$2,775,047	$7,571,670
Ordinary income	$126,808	$124,960	$187,830	$120,032

	Year Ended August 31, 2025
	Oregon Fund	South Carolina Fund	Virginia Fund
Tax-exempt income	$7,076,718	$6,708,504	$2,069,120
Ordinary income	$349,357	$31,998	$77,056
As of August 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Undistributed tax-exempt income	$17,700	$14,179	$26,441	$223,410
Deferred capital losses	(8,637,879)	(6,276,471)	(4,227,174)	(12,222,271)
Net unrealized depreciation	(1,383,614)	(2,182,209)	(1,327,431)	(4,559,008)
Distributions payable	(62,608)	(39,535)	(28,516)	(224,587)
Accumulated loss	$(10,066,401)	$(8,484,036)	$(5,556,680)	$(16,782,456)

	Oregon Fund	South Carolina Fund	Virginia Fund
Undistributed tax-exempt income	$19,621	$154,288	$40,217
Deferred capital losses	(21,029,968)	(12,137,197)	(7,175,055)
Net unrealized depreciation	(3,566,189)	(3,943,298)	(1,359,175)
Distributions payable	(21,266)	(154,992)	(40,714)
Accumulated loss	$(24,597,802)	$(16,081,199)	$(8,534,727)
At August 31, 2026, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Deferred capital losses:
Short-term	$3,103,653	$1,681,941	$900,184	$3,957,053
Long-term	$5,534,226	$4,594,530	$3,326,990	$8,265,218

	Oregon Fund	South Carolina Fund	Virginia Fund
Deferred capital losses:
Short-term	$7,657,094	$5,453,727	$2,601,703
Long-term	$13,372,874	$6,683,470	$4,573,352
The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2026, as determined on a federal income tax basis, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Aggregate cost	$140,243,155	$90,167,271	$98,989,196	$275,885,397
Gross unrealized appreciation	$1,067,303	$687,761	$939,996	$2,015,590
Gross unrealized depreciation	(2,450,917)	(2,869,970)	(2,267,427)	(6,574,598)
Net unrealized depreciation	$(1,383,614)	$(2,182,209)	$(1,327,431)	$(4,559,008)

	Oregon Fund	South Carolina Fund	Virginia Fund
Aggregate cost	$288,783,160	$228,292,373	$88,006,673
Gross unrealized appreciation	$1,931,368	$1,294,664	$609,738
Gross unrealized depreciation	(5,497,557)	(5,237,962)	(1,968,913)
Net unrealized depreciation	$(3,566,189)	$(3,943,298)	$(1,359,175)

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended August 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Investment Adviser Fee	$479,127	$298,429	$312,115	$985,064
Effective Annual Rate	0.36%	0.33%	0.33%	0.38%

	Oregon Fund	South Carolina Fund	Virginia Fund
Investment Adviser Fee	$986,453	$858,115	$224,541
Effective Annual Rate	0.39%	0.39%	0.30%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended August 31, 2026 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
EVM's Sub-Transfer Agent Fees	$4,113	$6,324	$5,863	$13,568
EVD's Class A Sales Charges	$2,810	$2,945	$1,721	$6,078
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$10,852	$ —	$4,843	$298

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

	Oregon Fund	South Carolina Fund	Virginia Fund
EVM's Sub-Transfer Agent Fees	$6,032	$3,913	$6,989
EVD's Class A Sales Charges	$13,713	$12,385	$6,044
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,250	$9,807	$275
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.
4 Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2026 for Class A shares amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A Distribution and Service Fees	$62,634	$50,882	$93,553	$111,399

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A Distribution and Service Fees	$162,267	$152,875	$70,478
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Distribution Fees	$18,648	$12,167	$8,725	$23,657

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Distribution Fees	$24,042	$27,345	$8,343
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2026 amounted to the following:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class C Service Fees	$4,973	$3,244	$2,327	$6,309

	Oregon Fund	South Carolina Fund	Virginia Fund
Class C Service Fees	$6,411	$7,292	$2,225
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Class A	$ —	$ —	$ —	$ —
Class C	$ —	$ —	$ —	$ —

	Oregon Fund	South Carolina Fund	Virginia Fund
Class A	$ —	$ —	$ —
Class C	$ —	$2,402	$105

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended August 31, 2026 were as follows:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund
Purchases
Investments (non-U.S. Government)	$65,313,268	$62,314,934	$61,611,395	$205,859,238
U.S. Government and Agency Securities	1,983,086	1,488,164	—	—
Total	$67,296,354	$63,803,098	$61,611,395	$205,859,238
Sales
Investments (non-U.S. Government)	$47,794,147	$63,941,158	$51,941,749	$172,988,987
U.S. Government and Agency Securities	987,773	493,887	—	—
Total	$48,781,920	$64,435,045	$51,941,749	$172,988,987

	Oregon Fund	South Carolina Fund	Virginia Fund
Purchases
Investments (non-U.S. Government)	$172,695,720	$164,410,675	$90,795,189
U.S. Government and Agency Securities	—	—	1,984,502
Total	$172,695,720	$164,410,675	$92,779,691
Sales
Investments (non-U.S. Government)	$104,702,425	$147,654,904	$66,818,199
U.S. Government and Agency Securities	—	—	740,713
Total	$104,702,425	$147,654,904	$67,558,912
7 Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Georgia Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	233,614	$ 1,902,674	704,166	$ 5,566,492
Issued to shareholders electing to receive payments of distributions in Fund shares	120,524	976,970	118,493	945,341
Redemptions	(748,364)	(6,065,233)	(532,339)	(4,242,403)
Net increase (decrease)	(394,226)	$(3,185,589)	290,320	$ 2,269,430

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

Georgia Fund (continued)
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class C
Sales	69,576	$ 606,919	42,222	$ 363,973
Issued to shareholders electing to receive payments of distributions in Fund shares	6,719	58,252	6,589	56,291
Redemptions	(48,571)	(422,439)	(108,520)	(930,970)
Net increase (decrease)	27,724	$ 242,732	(59,709)	$ (510,706)
Class I
Sales	3,895,320	$31,697,502	2,989,606	$23,917,431
Issued to shareholders electing to receive payments of distributions in Fund shares	349,578	2,840,648	301,646	2,412,989
Redemptions	(1,954,601)	(15,865,128)	(2,992,336)	(23,866,270)
Net increase	2,290,297	$18,673,022	298,916	$ 2,464,150

Maryland Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	305,359	$ 2,566,836	262,932	$ 2,172,223
Issued to shareholders electing to receive payments of distributions in Fund shares	82,447	690,708	90,260	742,853
Redemptions	(589,833)	(4,960,767)	(809,783)	(6,653,691)
Net decrease	(202,027)	$(1,703,223)	(456,591)	$(3,738,615)
Class C
Sales	22,050	$ 198,011	45,362	$ 410,035
Issued to shareholders electing to receive payments of distributions in Fund shares	3,474	31,748	3,993	35,789
Redemptions	(67,587)	(619,343)	(30,670)	(275,376)
Net increase (decrease)	(42,063)	$ (389,584)	18,685	$ 170,448
Class I
Sales	1,851,064	$15,546,225	2,581,229	$21,381,585
Issued to shareholders electing to receive payments of distributions in Fund shares	210,560	1,768,203	198,535	1,635,522
Redemptions	(2,037,161)	(16,986,284)	(1,518,692)	(12,467,651)
Net increase	24,463	$ 328,144	1,261,072	$10,549,456

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

Missouri Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	750,260	$ 6,510,842	768,289	$ 6,564,575
Issued to shareholders electing to receive payments of distributions in Fund shares	160,723	1,394,045	165,085	1,411,929
Redemptions	(734,113)	(6,364,441)	(1,041,571)	(8,912,511)
Net increase (decrease)	176,870	$ 1,540,446	(108,197)	$ (936,007)
Class C
Sales	382	$ 3,677	1,118	$ 10,591
Issued to shareholders electing to receive payments of distributions in Fund shares	2,702	25,871	4,834	45,750
Redemptions	(57,953)	(554,512)	(155,726)	(1,469,155)
Net decrease	(54,869)	$ (524,964)	(149,774)	$(1,412,814)
Class I
Sales	1,765,809	$15,335,254	1,914,829	$16,357,490
Issued to shareholders electing to receive payments of distributions in Fund shares	164,783	1,430,917	130,540	1,116,714
Redemptions	(940,603)	(8,164,586)	(1,177,977)	(10,096,909)
Net increase	989,989	$ 8,601,585	867,392	$ 7,377,295

North Carolina Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	773,433	$ 6,522,618	1,748,056	$14,570,256
Issued to shareholders electing to receive payments of distributions in Fund shares	185,121	1,559,189	190,402	1,578,773
Redemptions	(1,348,897)	(11,369,029)	(1,311,388)	(10,872,543)
Net increase (decrease)	(390,343)	$(3,287,222)	627,070	$ 5,276,486
Class C
Sales	30,773	$ 278,470	33,545	$ 303,661
Issued to shareholders electing to receive payments of distributions in Fund shares	8,521	77,191	12,071	107,836
Redemptions	(120,612)	(1,090,738)	(227,298)	(2,035,886)
Net decrease	(81,318)	$ (735,077)	(181,682)	$(1,624,389)

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

North Carolina Fund (continued)
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	8,333,340	$70,386,554	11,299,185	$93,464,066
Issued to shareholders electing to receive payments of distributions in Fund shares	504,699	4,261,581	402,510	3,344,258
Redemptions	(3,632,836)	(30,673,892)	(9,255,041)	(76,383,595)
Net increase	5,205,203	$43,974,243	2,446,654	$20,424,729

Oregon Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	2,602,824	$20,794,532	1,881,139	$14,930,180
Issued to shareholders electing to receive payments of distributions in Fund shares	330,598	2,639,179	337,883	2,660,482
Redemptions	(1,957,300)	(15,607,470)	(2,606,988)	(20,510,509)
Net increase (decrease)	976,122	$ 7,826,241	(387,966)	$(2,919,847)
Class C
Sales	11,139	$ 97,131	40,169	$ 349,411
Issued to shareholders electing to receive payments of distributions in Fund shares	9,476	82,820	10,928	94,189
Redemptions	(80,173)	(698,468)	(87,749)	(757,118)
Net decrease	(59,558)	$ (518,517)	(36,652)	$ (313,518)
Class I
Sales	10,737,795	$85,692,263	8,893,803	$69,886,373
Issued to shareholders electing to receive payments of distributions in Fund shares	729,462	5,817,115	563,507	4,425,569
Redemptions	(4,240,129)	(33,755,599)	(5,049,937)	(39,462,949)
Net increase	7,227,128	$57,753,779	4,407,373	$34,848,993

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

South Carolina Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,893,516	$16,272,351	1,897,248	$16,180,520
Issued to shareholders electing to receive payments of distributions in Fund shares	253,616	2,180,374	266,122	2,260,244
Redemptions	(1,914,848)	(16,413,304)	(1,372,791)	(11,619,405)
Net increase	232,284	$ 2,039,421	790,579	$ 6,821,359
Class C
Sales	127,341	$ 1,164,187	73,638	$ 662,782
Issued to shareholders electing to receive payments of distributions in Fund shares	7,545	68,827	8,978	81,126
Redemptions	(153,185)	(1,397,847)	(241,315)	(2,166,509)
Net decrease	(18,299)	$ (164,833)	(158,699)	$(1,422,601)
Class I
Sales	8,838,143	$76,268,199	6,231,939	$52,722,328
Issued to shareholders electing to receive payments of distributions in Fund shares	445,774	3,836,061	323,340	2,749,280
Redemptions	(6,099,557)	(52,278,863)	(4,911,422)	(41,701,765)
Net increase	3,184,360	$27,825,397	1,643,857	$13,769,843

Virginia Fund
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,346,365	$ 9,684,618	420,405	$ 3,000,487
Issued to shareholders electing to receive payments of distributions in Fund shares	135,903	982,278	133,828	946,877
Redemptions	(581,815)	(4,196,199)	(805,027)	(5,720,855)
Net increase (decrease)	900,453	$ 6,470,697	(250,794)	$(1,773,491)
Class C
Sales	31,343	$ 250,195	13,210	$ 103,264
Issued to shareholders electing to receive payments of distributions in Fund shares	3,294	26,377	4,900	38,460
Redemptions	(36,569)	(292,754)	(93,210)	(725,213)
Net decrease	(1,932)	$ (16,182)	(75,100)	$ (583,489)

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

Virginia Fund (continued)
	Year Ended August 31, 2026		Year Ended August 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	2,612,251	$18,899,436	1,907,018	$13,491,028
Issued to shareholders electing to receive payments of distributions in Fund shares	130,433	944,566	114,025	807,531
Redemptions	(693,099)	(4,994,704)	(1,421,904)	(10,016,579)
Net increase	2,049,585	$14,849,298	599,139	$ 4,281,980
8 Line of Credit
The Funds participate with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2026.
9 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$967,324	$ —	$967,324
Tax-Exempt Municipal Obligations	—	132,933,012	—	132,933,012
Taxable Municipal Obligations	—	3,847,504	—	3,847,504
U.S. Treasury Obligations	—	991,055	—	991,055
Short-Term Investments	120,646	—	—	120,646
Total Investments	$120,646	$138,738,895	$—	$138,859,541

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$84,066,474	$ —	$84,066,474
Taxable Municipal Obligations	—	2,605,727	—	2,605,727
U.S. Treasury Obligations	—	991,055	—	991,055
Short-Term Investments	321,806	—	—	321,806
Total Investments	$321,806	$87,663,256	$ —	$87,985,062

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$1,000,685	$ —	$1,000,685
Tax-Exempt Municipal Obligations	—	93,230,483	—	93,230,483
Taxable Municipal Obligations	—	2,663,453	—	2,663,453
Short-Term Investments	767,144	—	—	767,144
Total Investments	$767,144	$96,894,621	$ —	$97,661,765

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$2,511,895	$ —	$2,511,895
Tax-Exempt Municipal Obligations	—	252,935,249	—	252,935,249
Taxable Municipal Obligations	—	4,531,247	—	4,531,247
Short-Term Investments	11,347,998	—	—	11,347,998
Total Investments	$11,347,998	$259,978,391	$ —	$271,326,389

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$276,548,555	$ —	$276,548,555
Taxable Municipal Obligations	—	8,668,416	—	8,668,416
Total Investments	$ —	$285,216,971	$ —	$285,216,971

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$210,487,618	$ —	$210,487,618
Taxable Municipal Obligations	—	641,020	—	641,020
Short-Term Investments	13,220,437	—	—	13,220,437
Total Investments	$13,220,437	$211,128,638	$ —	$224,349,075

Eaton Vance
Municipal Income Funds
August 31, 2026
Notes to Financial Statements — continued

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$83,639,358	$ —	$83,639,358
Taxable Municipal Obligations	—	1,180,936	—	1,180,936
U.S. Treasury Obligations	—	1,238,819	—	1,238,819
Short-Term Investments	588,385	—	—	588,385
Total Investments	$588,385	$86,059,113	$—	$86,647,498

Eaton Vance
Municipal Income Funds
August 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
August 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended August 31, 2026, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Georgia Municipal Income Fund	95.61%
Maryland Municipal Income Fund	94.17%
Missouri Municipal Income Fund	94.25%
North Carolina Municipal Income Fund	97.68%
Oregon Municipal Income Fund	95.86%
South Carolina Municipal Income Fund	99.64%
Virginia Municipal Income Fund	96.90%

Eaton Vance
Municipal Income Funds
August 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
August 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
August 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
• Eaton Vance Georgia Municipal Income Fund
• Eaton Vance Maryland Municipal Income Fund
• Eaton Vance Missouri Municipal Income Fund
• Eaton Vance North Carolina Municipal Income Fund
• Eaton Vance Oregon Municipal Income Fund
• Eaton Vance South Carolina Municipal Income Fund
• Eaton Vance Virginia Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

Eaton Vance
Municipal Income Funds
August 31, 2026
Board of Trustees’ Contract Approval — continued

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary performance benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index
Eaton Vance Georgia Municipal Income Fund	Higher	Lower	Higher	Lower
Eaton Vance Maryland Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Missouri Municipal Income Fund	Higher	Lower	Higher	Lower
Eaton Vance North Carolina Municipal Income Fund	Higher	Lower	Lower	Lower
Eaton Vance Oregon Municipal Income Fund	Higher	Higher	Lower	Higher
Eaton Vance South Carolina Municipal Income Fund	Consistent with	Lower	Lower	Lower
Eaton Vance Virginia Municipal Income Fund	Higher	Higher	Higher	Higher
The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to Eaton Vance Maryland Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to all other Funds, the Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with each Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

MUNI7-NCSR 8.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	October 26, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	October 26, 2026